                                                                                           Registration No. 2-33043
                                                                                                  File No. 811-1512

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                        [X]

Pre-Effective Amendment No. __                                                                                 [ ]

Post-Effective Amendment No. 57                                                                                 [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

Amendment No. 41                                                                                                [X]

                                          OPPENHEIMER CAPITAL INCOME FUND
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                                (Exact Name of Registrant as Specified in Charter)

                              6803 South Tucson Way, Centennial, Colorado 80112-3924

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                                (Address of Principal Executive Offices) (Zip Code)

                                                   303-768-3200
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                               (Registrant's Telephone Number, including Area Code)

                                               Robert G. Zack, Esq.
                                              OppenheimerFunds, Inc.
                                   498 Seventh Avenue, New York, New York 10018
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[ X ]    On October 23, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On _______________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]    This  post-effective  amendment  designates a new  effective  date for a previously  filed  post-effective amendment.

Oppenheimer
Capital Income Fund

Prospectus dated October 23, 2002

                                                             Oppenheimer Capital Income Fund is a mutual fund that
                                                             seeks current income compatible with prudent
                                                             investment. As a secondary objective it attempts to
                                                             conserve principal while providing an opportunity for
                                                             capital appreciation. It invests in both equity and
                                                             debt securities.
                                                                  This Prospectus contains important information
                                                             about the Fund's objectives, its investment policies,
                                                             strategies and risks. It also contains important
                                                             information about how to buy and sell shares of the
                                                             Fund and other account features. Please read this
                                                             Prospectus carefully before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this Prospectus
is accurate or complete. It is a criminal offense to
represent otherwise.

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CONTENTS

                           A B O U T  TH E  F U N D

                           The Fund's Investment Objectives and Strategies

                           Main Risks of Investing in the Fund

                           The Fund's Past Performance

                           Fees and Expenses of the Fund

                           About the Fund's Investments

                           How the Fund is Managed

                           ABOUT  YOUR  ACCOUNT

                           How to Buy Shares
                           Class A Shares
                           Class B Shares
                           Class C Shares
                           Class N Shares

                           Special Investor Services
                           AccountLink
                           PhoneLink

                           OppenheimerFunds Internet Website
                           Retirement Plans

                           How to Sell Shares

                           By Wire
                           By Mail
                           By Telephone

                           How to Exchange Shares

                           Shareholder Account Rules and Policies

                           Dividends, Capital Gains and Taxes

                           Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objectives and Strategies

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES? The Fund's primary objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? Under normal market conditions, the Fund invests 65% of its total assets in equity and debt securities that are expected to generate income. The Fund focuses its investments in both debt and equity securities, such as dividend-paying common stocks, preferred stocks and securities convertible into common stock, of domestic and foreign issuers, of different capitalization ranges. The Fund also buys debt securities, such as corporate and government bonds and debentures of domestic and foreign issuers. The Fund can hold debt securities having short, intermediate or long maturities.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the portfolio manager mainly relies on a value-oriented investing style for equity securities. Value investing focuses on companies that may be currently out of favor in the market, or on opportunities in cyclical industries. The portfolio manager looks for stocks trading at lower prices relative to the market and what is believed to be their real worth. They may offer higher than average dividends. Value investors hope to realize appreciation as other investors recognize the security's intrinsic value and the stock price rises as a result.

         The portfolio manager generally uses a fundamental approach to analyzing issuers (for example, price/earnings ratios and current balance sheet information), to select stocks he thinks are undervalued. While this process and the factors used may change over time and its implementation may vary in particular cases, the portfolio manager typically searches for:
     o   stocks of established issuers that have under-performed the market for a year or more, but have begun to recover
     o   stocks that have high current income and are believed to have substantial earnings possibilities
     o   stocks with low price/earnings ratios relative to other securities
     o   stocks with a low price relative to the underlying value of the issuer's assets, earnings, cash flow or other factors

         In value investing there is always the risk that the market will not recognize a security's intrinsic value or that the portfolio manager has not correctly assessed the relative value of the issuer's securities or the issuer's worth.

         In selecting debt securities, the portfolio manager looks for high current yields without taking undue credit risks, although the Fund can invest in debt securities below investment grade.

         While this process and the factors used may change over time and its implementation may vary in particular cases, the portfolio manager typically searches for:
o        Debt securities in market sectors that offer attractive relative value,
o        Investment-grade securities that offer more income than U.S. treasury obligations with a good balance of risk and return, high income potential from different types of corporate and government securities,
              and
o        Broad portfolio diversification to help reduce the volatility of the Fund's share prices.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking current income with the opportunity for some capital growth in their investment over the long term. Those investors should have a longer investing horizon and be willing to assume the risks of short-term share price fluctuations that are typical for a fund with substantial investments in equity securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Because of its primary focus on income and long-term growth secondarily, the Fund may be appropriate for moderately conservative investors and for retirement plans. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  have risks to some degree.  The Fund's  investments  are subject to changes in their value from a number of factors  described below.  There is also the risk that poor security  selection by the Fund's  investment manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great.
Because the Fund typically invests a substantial portion of its assets in common stocks and other equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.

         A variety of factors can affect the price of a  particular  stock and the prices of  individual  stocks do not all move in the same direction  uniformly or at the same time.  Different stock markets may behave  differently from each other. In particular,  because the Fund currently focuses its stock investments in U.S. issuers,  it will be primarily affected by changes in U.S. stock markets.

         The Manager may increase the relative emphasis of the Fund's investments in a particular industry from time to time. To the extent that the Fund does so, its share values may fluctuate in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund currently invests primarily in securities of large companies for their dividend income but can also buy securities of small and medium-size companies, which may have more volatile prices than stocks of large companies.

RISKS OF INVESTING IN DEBT SECURITIES.

PrePayment Risk.  Mortgage-related securities are subject to the risks of unanticipated prepayment.  The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund might have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Fund may buy mortgage-related securities at a premium.
         Accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.

         When interest rates rise rapidly, and if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value.
         These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt  securities. That volatility will affect the Fund's share prices.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield lower-grade debt securities and debt securities of foreign governments and of domestic and foreign companies, are subject to risks of default. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities.

Special Risks of Lower-Grade Securities. Because the Fund can invest in securities below investment-grade to seek high income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities (commonly called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities.
         Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

INTEREST RATE RISKS. The values of debt securities are subject to change when prevailing interest rates change.
When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities and at times the average maturity of the Fund's debt investments may be relatively long-term. The Fund's share prices can go up or down when interest rates change because of the effect of the changes in the value of the Fund's investments in debt securities.

HOW RISKY IS THE FUND OVERALL? In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down. The Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but fixed-income securities have their own risks and changes in their values can also affect the Fund's share prices. In the OppenheimerFunds spectrum, the Fund is generally less aggressive than growth stock funds, but may be more volatile than investment-grade bond funds.

         These risks collectively form the overall risk profile of the Fund and can affect the value of the
Fund's investments, its investment performance, and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objectives.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the
Fund's performance (for its Class A shares) from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.
The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns for the other classes of shares will vary. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/02 through 9/30/02, the cumulative return (not annualized) before taxes for Class A shares was -21.62%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 11.30% (2nd Qtr '97) and the lowest return (not annualized) before taxes for a calendar quarter was -11.36% (3rd Qtr'01).

                                              ------------------------- ------------------------- -------------------------

Average Annual Total Returns                                                                       10 Years
for the periods ended December 31, 2001                                      5 Years             life of class, if
                                                          1 Year                             (or     less)

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                                              ------------------------- ------------------------- -------------------------

Class A Shares (inception 12/1/70)
  Return Before Taxes                                     -5.93%              8.07%                 10.44%
  Return After Taxes on Distributions                     -7.91%              5.27%                  7.73%
  Return After Taxes on  Distributions  and Sale of       -3.20%              5.63%                  7.53%
  Fund Shares

---------------------------------------------------- ----------------- -------------------- ------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------

S&P 500 Index (reflects no deduction for              -11.88%                    10.70%          12.93%1
fees, expenses or taxes)

                                              ------------------------- ------------------------- -------------------------

Class B Shares (inception 8/17/93)                        -5.54%              8.23%                 10.27%

---------------------------------------------------- ----------------- -------------------- ------------------------
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Class C Shares (inception 11/1/95)                        -1.93%              8.50%                 10.62%

                                              ------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------

Class N Shares (inception 3/1/01)                       N/A2                      N/A2                N/A2

--------------------------------------------- ------------------------- ------------------------- -------------------------

1        From 12/31/91.
2    Because this is a new class of shares, return data for the period specified is not available.

The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 2%
(5-years); and for Class C, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance of Class A shares is compared to the S&P 500 Index, an unmanaged index of equity securities. The index performance reflects the reinvestment of dividends but does not consider the effects of capital gains or transaction costs, and the Fund also invests  in debt securities, which are not included in the index.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 2002.

Shareholder Fees (charges paid directly from your investment):

                                                    Class A        Class B         Class C         Class N
                                                    Shares         Shares          Shares          Shares
--------------------------------------------------- -------------- --------------- --------------- ----------------
Maximum Sales Charge (Load) on purchases            5.75%          None            None            None
(as % of offering price)
--------------------------------------------------- -------------- --------------- --------------- ----------------
Maximum Deferred Sales Charge (Load)                None1          5%2             1%3
(as % of the lower of the original offering                                                        1%4
price or redemption proceeds)
--------------------------------------------------- -------------- --------------- --------------- ----------------

1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How Can You Buy Class A Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.

3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
                                                       Class A        Class B        Class C       Class N
                                                       Shares         Shares         Shares        Shares*
------------------------------------------------------ -------------- -------------- ------------- --------------

Management Fees                                        0.53%          0.53%          0.53%         0.53%

------------------------------------------------------
------------------------------------------------------ -------------- -------------- ------------- --------------
Distribution and/or Service (12b-1) Fees               0.23%          1.00%          1.00%         0.50%
------------------------------------------------------ -------------- -------------- ------------- --------------

Other Expenses                                         0.22%          0.23%          0.23%         0.22%

------------------------------------------------------ -------------- -------------- ------------- --------------

Total Annual Operating Expenses                        0.98%          1.76%          1.76%         1.25%

------------------------------------------------------ -------------- -------------- ------------- --------------

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking was effective October 1, 2001, was pro-rated for the remainder of the fiscal year end after that date, and may be amended or withdrawn at any time. For the Fund's fiscal year ended August 31, 2002, the transfer agent fees did not exceed the expense limitation described above.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:                   1 Year             3 Years          5 Years           10 Years1
----------------------------------------- ------------------ ---------------- ----------------- -----------------

Class A Shares                            $669               $869             $1,086            $1,707

----------------------------------------- ------------------ ---------------- ----------------- -----------------

Class B Shares                            $679               $854             $1,154            $1,6781

----------------------------------------- ------------------ ---------------- ----------------- -----------------

Class C Shares                            $279               $554             $954              $2,073

----------------------------------------- ------------------ ---------------- ----------------- -----------------

Class N Shares                            $227               $397             $686              $1,511

----------------------------------------- ------------------ ---------------- ----------------- -----------------

If shares are not redeemed:               1 Year             3 Years          5 Years           10 Years1
----------------------------------------- ------------------ ---------------- ----------------- ------------------

Class A Shares                            $669               $869             $1,086            $1,707

----------------------------------------- ------------------ ---------------- ----------------- ------------------

Class B Shares                            $179               $554             $954              $1,6781

----------------------------------------- ------------------ ---------------- ----------------- ------------------

Class C Shares                            $179               $554             $954              $2,073

----------------------------------------- ------------------ ---------------- ----------------- ------------------
----------------------------------------- ------------------ ---------------- ----------------- ------------------

Class N Shares                            $127               $397             $686              $1,511

----------------------------------------- ------------------ ---------------- ----------------- ------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The
Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in any one industry.
However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Equity Securities. The Fund's investments in equity securities are mainly common stocks but also include preferred stocks and securities convertible into common stocks. The Fund currently focuses on securities of issuers that have large capitalizations. They may pay higher dividends than small or medium capitalization companies and their stock prices have tended to be less volatile than securities of smaller issuers. However, the Fund can buy stocks of issuers in all capitalization ranges.

         The Fund may invest in equity securities both for current income from dividends as well as secondarily for growth opportunities. The mix of equities and debt securities in the Fund's portfolio will vary over time depending on the Manager's judgment about market and economic conditions.

         Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stock. They can include securities issued by domestic or foreign companies. Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

Convertible Securities. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Because of the conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. In general, convertible securities:

o        have higher yields than common stocks but lower yields than comparable non-convertible securities,
o        may be subject to less fluctuation in value than the underlying stock because of their income, and
o        provide potential for capital appreciation if the market price of the underlying common stock increases
              (and in those cases may be thought of as "equity substitutes").

         The Fund does not invest only in securities of issuers in a particular  market  capitalization  range, and at times the Manager  might  increase  the  relative  emphasis of  securities  of issuers in a  particular capitalization range if the Manager believes they offer greater opportunities for total return.

Convertible  Preferred  Stock.  Unlike common stock,  preferred  stock  typically has a stated  dividend rate. When prevailing  interest rates rise, the value of preferred  stock having a fixed dividend rate tends to fall.
         The right to payment of  dividends  on  preferred  stock  generally  is  subordinate  to the rights of the company's debt  securities.  Preferred stock  dividends may be cumulative  (they remain a liability of the company until paid) or non-cumulative.

         Some  convertible  preferred  stock with a  mandatory  conversion  feature has a set call price to buy the underlying  common stock.  If the  underlying  common stock price is less than the call price,  the holder will pay more for the  common  stock than its market  price.  The issuer  might also be able to redeem the
         stock  prior  to  the  mandatory   conversion  date,  which  could  diminish  the  potential  for  capital appreciation on the investment.

Debt Securities. The Fund's investments in debt securities include securities issued or guaranteed by the U.S.
         government or its agencies and instrumentalities, and foreign and domestic corporate bonds, notes and debentures. These are selected primarily for their income possibilities and to help cushion fluctuations in the Fund's net asset values.

     o   U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued),
         Treasury notes (maturities of from one to ten years when issued), and Treasury bonds (maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United
         States as to timely payments of interest and repayments of principal. Although not rated, Treasury obligations have little credit risk but are subject to interest rate risk.

Forward Rolls. The Fund can enter into "forward roll" transactions (also referred to as "mortgage dollar rolls")
         with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price.

         During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities, or that the counterparty might default in its obligation.

Securities of Smaller  Companies.  Securities of smaller,  newer  companies may offer greater  potential for higher returns,  but their  stock  prices may be  volatile,  and for debt  securities,  they are also  subject to greater risks of default than larger,  more  established  issuers.  They may have  unseasoned  management, they may lack  established  markets  for their  products or services  and may be  dependent  on only a few customers or suppliers  for a greater  amount of their  business.  Also,  they may not have the  financial strength to sustain them through  business  downturns or adverse market  conditions.  These securities may have less of a trading market than  securities of larger  issuers,  and it might be harder for the Fund to dispose  of its  holdings  at an  acceptable  price when it wants to sell  them.  As a result,  the Fund's investments  in securities of these  issuers have greater  risks.  The Fund might not achieve its expected returns from them and its share price may fluctuate more to the extent that it holds these investments.

         In selecting  securities for the Fund's  portfolio and evaluating  their yield  potential and credit risk, the Manager does not rely solely on ratings by rating  organizations  but evaluates  business and economic factors  affecting an issuer as well. The debt securities and convertible  securities the Fund buys may be rated by  nationally-recognized  rating organizations such as Moody's Investors Service,  Inc. or Standard
         & Poor's Rating Service,  or they may be unrated securities  assigned an equivalent rating by the Manager.
         Credit  ratings  evaluate the  expectation  of scheduled  payments of interest and  principal,  not market risks.  Rating  agencies  might not always change their credit  ratings of an issuer in a timely manner to reflect the events that could affect an issuer's ability to make timely payments on its obligations.

         The Fund can invest in debt  securities  and  convertible  securities  that are above or below  investment grade in credit  quality and at times will invest  substantial  amounts of its assets in securities  below investment  grade to seek  higher  income as part of its goal.  "Investment-grade"  rated  securities  are those in the four highest rating  categories of national ratings  organizations.  The ratings  definitions of the  principal  ratings  organizations  are  included  in  Appendix A to the  Statement  of  Additional
         Information.

     Special Credit Risks of Lower-Grade Securities. The Fund can invest up to 25% of its total assets in
         "lower-grade" securities commonly known as "junk bonds."  These are securities rated below "Baa" by
         Moody's Investors Service, Inc. or "BBB" by Standard & Poors Ratings Service or having similar ratings by other ratings organizations, or if unrated, assigned a comparable rating by the Manager. However, the
         Fund cannot invest more than 10% of its total assets in lower-grade securities that are not convertible.

         While all debt securities are subject to risks of non-payment of interest and principal, debt securities below investment grade, whether rated or unrated, have greater risks than investment grade securities.
         There may be less of a market for them and therefore they may be harder to sell at an acceptable price.
         There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal when due.

         Credit Derivatives. The Fund may enter into credit default swaps, both (i) directly and (ii) indirectly in the form of a swap embedded within a structured note, to protect against the risk that a debt security will default. The Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event (for example, the security fails to timely pay interest or principal), the Fund either delivers the defaulted bond (if the Fund has taken the short position in the credit default swap, also known as "buying credit protection") or pays the par amount of the defaulted bond (if the Fund has taken the long position in the credit default swap note, also know as
         "selling credit protection"). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events, and adverse pricing when purchasing bonds to satisfy its delivery obligation where the Fund took a short position in the swap and there has been a credit event.

CAN THE FUND'S INVESTMENT OBJECTIVES AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objectives are fundamental policies. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy or technique is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objectives, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Zero-Coupon and "Stripped" Securities. Some of the debt securities the Fund buys are zero-coupon bonds (including
         U.S. Treasury bonds) that pay no interest and are issued at a substantial discount from their face value. Others are debt securities that have been "stripped" of their interest coupons, such as Treasury
         Securities whose coupons have been stripped by a Federal Reserve Bank. They may also include securities issued by private issuers. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-paying securities. The Fund may have to pay out the imputed income on zero coupon securities without receiving the actual cash currently.

Foreign Securities. There is no limit on the amount of the Fund's assets that can be invested in foreign securities. However, the Fund currently does not invest a significant portion of its assets in foreign securities and does not intend to invest more than 35% of its total assets in foreign securities. The
         Fund can buy foreign equity securities as well as debt securities issued by foreign companies or governments and their agencies in any country, developed or undeveloped.

     o   Risks of Foreign Investing. While foreign securities offer special investment opportunities, they also have special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in emerging market countries may be more difficult to sell and their prices may be more volatile.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10%
         of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%.
         Certain restricted securities that are eligible for resale to qualified institutional purchasers are not subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments.
         In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

     o   Hedging. The Fund can buy and sell futures contracts, put and call options, forward contracts, interest rate swaps and options on futures and broadly-based securities indices. These are all referred to as
         "hedging instruments."  The Fund has limits on its use of hedging instruments and is not required to use them in seeking its objectives.

         Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

         There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.

Temporary Defensive and Interim Investments.  In times of unstable or adverse market or economic conditions, the
         Fund can invest up to 100% of its total assets in temporary defensive investments. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities,
         U.S. government securities, or repurchase agreements. They can also include other investment-grade debt securities. The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective of current income.

Portfolio Turnover. The Fund may engage in short-term trading to achieve its objectives. It might have a turnover rate in excess of 100% annually. Portfolio turnover affects brokerage costs, although the Fund does not pay for brokerage on most of its portfolio transactions. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since January 1960. The Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of September 30, 2002, including other
Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at 498 Seventh Avenue,
New York, NY 10018.

Portfolio Manager. The portfolio manager of the Fund is Michael Levine. He is the person principally responsible for the day -to-day management of the Fund's portfolio. Mr. Levine became a Vice President and portfolio manager of the Fund on June 1, 1999 and has been a Vice President of the Manager since June 1998. Mr.
         Levine is portfolio manager and an officer of other Oppenheimer funds.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next
         $100 million, 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million. The Fund's management fee for its last fiscal year ended August 31, 2002 was 0.53% of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
         1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using
         OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
         Details are in the Asset Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25 (effective November 1, 2002, the additional purchase amount is
$50). There are reduced minimum investments under special investment plans.

     With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make
         initial and subsequent investments for as little as $25. o         The minimum additional investment in
         any such plan accounts established on or after November 1, 2002 is $50. The minimum additional investment to such plan accounts that were established prior to November 1, 2002 will remain $25. To establish a new Asset Builder Plan account on or after November 1, 2002, you must first invest at least
         $500.
     Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum
         applies. Additional purchases may be for as little as o   $25. To establish any type of IRA account on
         or after November 1, 2002, the minimum investment is $500. The minimum additional investment to any type of IRA account after November 1, 2002 is $50.

                  The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can
         ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York
         Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a
         "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
         Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the
         Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the
         Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.
         If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of
         The New York Stock Exchange and transmit it to the Distributor so that it is received before the
         Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor.  Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A
         Shares?" below.

-------------------------------------------------------------------------------------------------------------------

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C
         Shares?" below.

-------------------------------------------------------------------------------------------------------------------

Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

-------------------------------------------------------------------------------------------------------------------
WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

    The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than
         Class B and Class C shares.

     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares.
         That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
         Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

              Investing for the Longer Term. If you are investing less than $100,000 for the  longer-term,  for example for  retirement,  and do not expect to need access to your money for seven years or more,  Class B shares may be appropriate.

Are There  Differences in Account  Features That Matter to You? Some account features may not be available to Class
         B, Class C and Class N  shareholders.  Other  features may not be advisable  (because of the effect of the contingent  deferred sales charge) for Class B, Class C and Class N  shareholders.  Therefore,  you should carefully  review how you plan to use your  investment  account  before  deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B,
         Class C and Class N asset-based sales charge described below and in the Statement of Additional
         Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
         Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

                                       ------------------------ ------------------------- -------------------------

  Amount of Purchase                  Front-End Sales          Front-End Sales            Concession As
                                      Charge As a              Charge As a
                                      Percentage of            Percentage of Net          Percentage of
                                      Offering Price           Amount Invested            Offering Price

                                       ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ----------------------------------- --------------------------------------------------- -------------------------

  $25,000 or more but less than                5.50%                     5.82%                     4.75%
  $50,000

                                       ------------------------ ------------------------- -------------------------
  ----------------------------------- --------------------------------------------------- -------------------------

  $50,000 or more but less than                4.75%                     4.99%                     4.00%
  $100,000

                                       ------------------------ ------------------------- -------------------------
  ----------------------------------- --------------------------------------------------- -------------------------

  $100,000 or more but less than               3.75%                     3.90%                     3.00%
  $250,000

                                       ------------------------ ------------------------- -------------------------
  ----------------------------------- --------------------------------------------------- -------------------------

  $250,000 or more but less than               2.50%                     2.56%                     2.00%
  $500,000

                                       ------------------------ ------------------------- -------------------------
  ----------------------------------- --------------------------------------------------- -------------------------

  $500,000 or more but less than $1            2.00%                     2.04%                     1.60%
  million

  ----------------------------------- --------------------------------------------------- -------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges"
         in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001
         ("grandfathered retirement accounts"). Retirement plans are not permitted to make initial purchases of
         Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to
         1.0% of the lesser of:

o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the
         Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.
         The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

                                                            --------------------------------------------------------

  Years Since Beginning of Month in Which Purchase       Contingent Deferred Sales Charge on Redemptions
                                                         in That Year
  Order was Accepted                                     (As % of Amount Subject to Charge)

                                                            --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
  ------------------------------------------------------ -----------------------------------------------------------

  After 6                                                None

  ------------------------------------------------------ -----------------------------------------------------------
         In the table,  a "year" is a 12-month  period.  In applying the  contingent  deferred  sales  charge,  all purchases are  considered  to have been made on the first  regular  business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.
         When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
         Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and
403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
         o    With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the
Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and
         Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25%
         on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B,
         Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase
         Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.  See the Statement of
         Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional
         Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
         Statement of Additional Information for exceptions.
Special Investor Services
ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by
         PhoneLink) or automatically under Asset Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent.
AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
         below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.
OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B  shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or Class N shares. You must be sure to ask the
Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check
     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to a Fund account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and

     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

------------------------------------------------------------ ---------------------------------------------------------

Use the following address for                                Send courier or express mail
Requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver Colorado 80217                                        Denver, Colorado 80231

------------------------------------------------------------ ---------------------------------------------------------

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of

The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.

     o   To redeem shares through a service representative or automatically on PhoneLink, call 1.800.225.5677.
         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER?  The  Distributor  has made  arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers may charge for that service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B,
Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

         A  contingent  deferred  sales  charge will be based on the lesser of the net asset value of the  redeemed shares at the time of  redemption  or the  original  net asset value.  A  contingent  deferred  sales charge is not imposed on:
o        the amount of your account value  represented by an increase in net asset value over the initial  purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares redeemed in the special circumstances described in Appendix C to the Statement of Additional
         Information.  To determine whether a contingent  deferred sales charge applies to a redemption,  the Fund redeems shares in the following order:
  1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.
How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectuses of both funds must offer the exchange privilege.
     o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions.  For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of
Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.
         Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone  Exchange Requests.  Telephone  exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling
1.800.225.5677.  Telephone  exchanges may be made only between  accounts that are registered  with the same name(s)
and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.
     o   The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.

     o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

A $12 annual fee is charged on any account valued at less than $500. See the Statement of Additional Information for circumstances when this fee will not be charged.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National
         Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by
         Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the
         Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares"
         for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at
         1.800.225.5677. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on a quarterly basis in March, June, September and December on a date selected by the Board of Trustees.
Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A.

          The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend rate at any time without prior notice to shareholders. The amount of those dividends and the dividends paid on the Fund's other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. There is no fixed dividend rate for Class B, C and N shares, and there can be no assurance as to the payment of any dividends.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.
It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information  about your  investment.  You should  consult  with  your tax  advisor  about the  effect of an  investment  in the Fund on your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the
Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the
Statement of Additional Information, which is available on request.
FINANCIAL HIGHLIGHTS

CLASS A   YEAR ENDED AUGUST 31,                2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period        $12.72      $ 12.88      $ 13.63      $ 13.75      $ 14.12
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .51          .42          .49          .51          .50
 Net realized and unrealized gain (loss)      (2.66)         .41          .32         1.03          .41
                                             ----------------------------------------------------------
 Total from investment operations             (2.15)         .83          .81         1.54          .91
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
   to shareholders:
 Dividends from net investment income          (.48)        (.48)        (.49)        (.49)        (.49)
 Distributions from net realized gain          (.33)        (.51)       (1.07)       (1.17)        (.79)
                                             ----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.81)        (.99)       (1.56)       (1.66)       (1.28)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 9.76       $12.72       $12.88       $13.63       $13.75
                                             ==========================================================
-------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)         (17.75)%       6.84%        7.24%       11.03%        6.17%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period
   (in thousands)                        $1,873,458   $2,458,272   $2,395,444   $2,926,923   $2,889,472
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)       $2,224,911   $2,432,151   $2,502,535   $3,156,294   $3,071,928
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                         4.48%        3.21%        3.78%        3.51%        3.47%
 Expenses                                      0.98%        0.91%        0.93%        0.89%        0.87%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        148%          74%          37%          40%          18%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 26 | OPPENHEIMER CAPITAL INCOME FUND |

 CLASS B   YEAR ENDED AUGUST 31,               2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period        $12.60      $ 12.76      $ 13.51      $ 13.63      $ 14.01
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .41          .32          .38          .39          .39
 Net realized and unrealized gain (loss)      (2.62)         .41          .32         1.03          .40
                                             ----------------------------------------------------------
 Total from investment operations             (2.21)         .73          .70         1.42          .79
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
   shareholders:
 Dividends from net investment income          (.39)        (.38)        (.38)        (.37)        (.38)
 Distributions from net realized gain          (.33)        (.51)       (1.07)       (1.17)        (.79)
                                             ----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.72)        (.89)       (1.45)       (1.54)       (1.17)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 9.67       $12.60       $12.76       $13.51       $13.63
                                             ==========================================================

-------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)         (18.31)%       6.05%        6.34%       10.22%        5.32%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $327,368     $477,223     $472,222     $720,721     $634,775
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $410,652     $469,690     $546,390     $749,020     $574,986
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                         3.67%        2.44%        3.01%        2.71%        2.68%
 Expenses                                      1.76%        1.68%        1.70%        1.69%        1.67%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        148%          74%          37%          40%          18%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 27 | OPPENHEIMER CAPITAL INCOME FUND | FINANCIAL HIGHLIGHTS CONTINUED

 CLASS C   YEAR ENDED AUGUST 31,               2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period        $12.59      $ 12.76      $ 13.50      $ 13.63      $ 14.02
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .42          .32          .38          .39          .39
 Net realized and unrealized gain (loss)      (2.62)         .40          .32         1.02          .40
                                             ----------------------------------------------------------
 Total from investment operations             (2.20)         .72          .70         1.41          .79
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
   shareholders:
 Dividends from net investment income          (.40)        (.38)        (.37)        (.38)        (.39)
 Distributions from net realized gain          (.33)        (.51)       (1.07)       (1.16)        (.79)
                                             ----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.73)        (.89)       (1.44)       (1.54)       (1.18)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 9.66       $12.59       $12.76       $13.50       $13.63
                                             ==========================================================

-------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)         (18.30)%       6.00%        6.40%       10.15%        5.30%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period
   (in thousands)                           $72,792      $89,547      $73,346     $119,284      $94,995
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $84,049      $80,390      $84,898     $119,594      $77,052
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                         3.74%        2.44%        3.01%        2.70%        2.68%
 Expenses                                      1.76%        1.68%        1.70%        1.69%        1.67%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        148%          74%          37%          40%          18%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 28 | OPPENHEIMER CAPITAL INCOME FUND | CLASS N YEAR ENDED AUGUST 31, 2002 2001(1) ------------------------------------------------------------------- PER SHARE OPERATING DATA ------------------------------------------------------------------- Net asset value, beginning of period $12.69 $ 12.96 ------------------------------------------------------------------- Income (loss) from investment operations: Net investment income .50 .28 Net realized and unrealized loss (2.66) (.30) ---------------------- Total from investment operations (2.16) (.02) ------------------------------------------------------------------- Dividends and/or distributions to shareholders: Dividends from net investment income (.47) (.25) Distributions from net realized gain (.33) -- ---------------------- Total dividends and/or distributions to shareholders (.80) (.25) ------------------------------------------------------------------- Net asset value, end of period $ 9.73 $12.69 ====================== ------------------------------------------------------------------- TOTAL RETURN, AT NET ASSET VALUE(2) (17.89)% (0.18)% ------------------------------------------------------------------- ------------------------------------------------------------------- RATIOS/SUPPLEMENTAL DATA ------------------------------------------------------------------- Net assets, end of period (in thousands) $4,071 $648 ------------------------------------------------------------------- Average net assets (in thousands) $2,839 $214 ------------------------------------------------------------------- Ratios to average net assets:(3) Net investment income 4.74% 2.94% Expenses 1.25% 1.17% ------------------------------------------------------------------- Portfolio turnover rate 148% 74% 1. For the period from March 1, 2001 (inception of offering) to August 31, 2001. 2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year.
                                           APPENDIX TO THE PROSPECTUS OF
                                          OPPENHEIMER CAPITAL INCOME FUND

         Graphic material included in the Prospectus of Oppenheimer Capital Income Fund: "Annual Total Returns
(Class A) (as of 12/31 each year)":

        A bar chart will be included in the Prospectus of Oppenheimer Capital Income Fund
(the “Fund”) depicting the annual total returns of a hypothetical
$10,000 investment in Class A shares of the Fund for each of the ten most recent calendar years without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

         --------------------------------------- -------------------------------------
                                                 Oppenheimer   Capital   Income  Fund
         Calendar Year Ended:                    Class A Shares
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/92                                7.06%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/93                                14.57%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/94                                -2.79%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/95                                27.92%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/96                                20.06%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/97                                29.68%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/98                                10.32%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/99                                -6.25%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/00                                16.82%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------

         12/31/01                                -0.19%

         --------------------------------------- -------------------------------------

INFORMATION
AND SERVICES

For More
Information on Oppenheimer Capital Income Fund

The following additional
information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL
INFORMATION. This document includes additional information about the
Fund’s investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this
Prospectus).

ANNUAL AND SEMI-ANNUAL
REPORTS. Additional information about the Fund’s investments and performance is available in the Fund’s Annual and Semi-Annual Reports to
shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

How to Get
More Information

You can request the
Statement of Additional Information, the Annual and Semi-Annual Reports, the
notice explaining the Fund’s privacy policy and other information about the
Fund or your account:

-------------------------------------------------------------------------------------------------------------------

By Telephone:                                          Call OppenheimerFunds Services toll-free:
                                                       1.800.CALL.OPP (225.5677)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
By Mail:                                               Write to:
                                                       OppenheimerFunds Services
                                                       P.O. Box 5270
                                                       Denver, Colorado 80217-5270
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

On the Internet:                                       You can send us a request by e-mail or read or down-load
                                                       documents on the OppenheimerFunds website:
                                                       WWW.OPPENHEIMERFUNDS.COM
                                                       ------------------------

-------------------------------------------------------------------------------------------------------------------

Information about the Fund
including the Statement of Additional Information can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet website at www.sec.gov.
Copies may be obtained after payment of a duplicating fee by electronic request at the SEC’s e-mail address: publicinfo@sec.gov or by writing to the
SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No one has been
authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus.
This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                 [logo] OppenheimerFunds Distributor, Inc.
The Fund's SEC File No. 811-1512
PR0300.001.1002
Printed on recycled paper

Oppenheimer Capital Income Fund
6803 South Tucson Way, Centennial, Colorado 80112
1-800-525-7048

 Statement of Additional Information dated October 23, 2002

      This  Statement  of  Additional  Information  is  not a  Prospectus.  This  document  contains  additional information  about the Fund and  supplements  information  in the  Prospectus  dated October 23, 2002. It should be
read  together  with  the   Prospectus,   which  may  be  obtained  by  writing  to  the  Fund's   Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado  80217,  or by calling the Transfer  Agent at the
toll-free   number  shown  above,   or  by  downloading  it  from  the   OppenheimerFunds   Internet  web  site  at
www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

                                                         6
ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment  objectives,  the principal  investment policies and the main risks of the Fund are described in the
Prospectus.  This Statement of Additional  Information contains  supplemental  information about those policies and risks and the types of securities that the Fund's investment  Manager,  OppenheimerFunds,  Inc., can select for the
Fund.  Additional  information is also provided  about the  strategies  that the Fund can use to try to achieve its objective.

The Fund's  Investment  Policies.  The  composition of the Fund's  portfolio and the techniques and strategies that the Fund's Manager may use in selecting  portfolio  securities will vary over time. The Fund is not required to use any of the  investment  techniques  and strategies  described  below at all times in seeking its goals.  It can use some of the special investment techniques and strategies at some times or not at all.

         |X|  Investments in Equity  Securities.  In selecting  equity  investments for the Fund's  portfolio,  the portfolio  manager  currently uses a value investing style. In using a value approach,  the manager looks for stock and other  securities  that appear to be  temporarily  undervalued,  by various  measures,  such as  price/earnings ratios.  This approach is subject to change and may not  necessarily be used in all cases.  Value  investing  seeks stocks  having prices that are low in relation to their real worth or future  prospects,  in the hope that the Fund will realize  appreciation  in the value of its holdings when other  investors  realize the intrinsic  value of the stock.

         Using value investing requires research as to the issuer's  underlying  financial condition and prospects.
Some of the measures used to identify these securities include, among others:
         o    Price/Earnings  ratio,  which is the stock's price divided by its earnings per share.  A stock having a  price/earnings  ratio lower than its  historical  range,  or lower than the market as a whole or that of similar companies may offer attractive investment opportunities.
         o    Price/book  value  ratio,  which is the stock  price  divided  by the book value of the  company  per share. It measures the company's stock price in relation to its asset value.
         o    Dividend Yield, which is measured by dividing the annual dividend by the stock price per share.
         o    Valuation  of  Assets,  which  compares  the  stock  price to the value of the  company's  underlying assets, including their projected value in the marketplace and liquidation value.

         While the Fund  currently  focuses on  securities  of issuers  having large  capitalizations,  it does not limit its  investments  in equity  securities  to issuers  having a market  capitalization  of a specified  size or range,  and therefore can invest in securities of small-,  mid- and  large-capitalization  issuers.  At times,  the
Fund can  focus  its  equity  investments  in  securities  of one or more  capitalization  ranges,  based  upon the
Manager's judgment of where the best market opportunities are to seek the Fund's objective.

         At times,  the market may favor or disfavor  securities of issuers of a particular  capitalization  range, and  securities  of small  capitalization  issuers  may be subject  to greater  price  volatility  in general  than securities of larger  companies.  Therefore,  if the Fund has  substantial  investments  in smaller  capitalization companies at times of market  volatility,  the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.
              |_| Rights and  Warrants.  Warrants are options to purchase  stock at set prices.  They are generally valid for a limited period of time.  Their prices do not necessarily  move parallel to the prices of the underlying securities.  Rights are similar to warrants and generally have a short duration.  They are distributed  directly by the issuer to its shareholders.

         As a  non-fundamental  policy,  the Fund  cannot  invest  more than 5% of its total  assets in warrants or rights,  and not more than 2% of its total  assets may be invested  in  warrants  and rights that are not listed on
The New York Stock Exchange or The American Stock  Exchange.  That limitation does not apply to warrants and rights the Fund acquires  attached to other  securities or as part of investments  in units of securities  that are issued with other  securities.  Rights and warrants  have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

              |_| Preferred Stock.  Preferred  stock,  unlike common stock, has a stated dividend rate payable from the  corporation's  earnings.  Preferred stock  dividends may be cumulative or  non-cumulative,  participating,  or auction  rate.  "Cumulative"  dividend  provisions  require all or a portion of prior  unpaid  dividends to be paid before  dividends can be paid to the issuer's  common stock.  "Participating"  preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.

         If interest rates rise, the fixed dividend on preferred stocks may be less  attractive,  causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions,  as well as provisions allowing  the  stock to be called or  redeemed  prior to its  maturity,  which  can have a  negative  impact on the stock's price when interest  rates decline.  Preferred  stock  generally has a preference  over common stock on the distribution  of a  corporation's  assets in the event of liquidation of the  corporation.  The rights of preferred stock on  distribution of a  corporation's  assets in the event of a liquidation  are generally  subordinate to the rights associated with a corporation's debt securities.

              |_| Convertible  Securities.  Convertible securities are debt securities that are convertible into an issuer's common stock.  Convertible  securities rank senior to common stock in a  corporation's  capital  structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

         The value of a convertible  security is a function of its "investment  value" and its "conversion  value."
If the investment value exceeds the conversion  value, the security will behave more like a debt security,  and the security's  price will likely  increase  when interest  rates fall and decrease  when  interest  rates rise. If the conversion  value exceeds the  investment  value,  the security will behave more like an equity  security.  In that case, it will likely sell at a premium over its  conversion  value,  and its price will tend to fluctuate  directly with the price of the underlying security.

         While some  convertible  securities are a form of debt security,  in many cases their  conversion  feature
(allowing  conversion  into  equity  securities)  caused  them  to be  regarded  by the  Manager  more  as  "equity equivalents."  As a result,  the rating  assigned  to the  security  has less  impact on the  Manager's  investment decision than in the case of non-convertible fixed-income securities.

         To  determine  whether  convertible  securities  should be regarded as "equity  equivalents,"  the Manager examines the following factors:
o        whether,  at the option of the investor,  the convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,
o        whether the issuer of the  convertible  securities  has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
o        the extent to which the  convertible  security  may be a  defensive  "equity  substitute,"  providing  the ability to participate in any appreciation in the price of the issuer's common stock.

         |X|  Investments in Bonds and Other Debt  Securities.  The Fund can invest in bonds,  debentures and other debt securities to seek current income as part of its investment objective.

         The Fund's  debt  investments  can  include  investment-grade  and  non-investment-grade  bonds  (commonly referred to as "junk bonds").  Investment-grade  bonds are bonds rated at least "Baa" by Moody's Investors Service,
Inc.,  or at least  "BBB" by Standard & Poor's  Corporation  or Fitch,  Inc.,  or that have  comparable  ratings by another nationally-recognized rating organization.

         In making  investments in debt  securities,  the Manager can rely to some extent on the ratings of ratings organizations  or it can use its own research to evaluate a security's  credit-worthiness.  If the  securities  the
Fund buys are unrated,  to be considered part of the Fund's holdings of investment-grade  securities,  they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

              |_| Interest Rate Risk.  Interest rate risk refers to the  fluctuations  in value of debt  securities resulting  from the inverse  relationship  between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of  already-issued  debt  securities,  and a decline in general interest rates will tend to increase their value. In addition,  debt securities with longer  maturities,  which tend to have higher  yields,  are subject to  potentially  greater  fluctuations  in value from  changes in interest  rates than obligations with shorter maturities.

         Fluctuations  in the  market  value of debt  securities  after  the Fund buys  them  will not  affect  the interest  income  payable on those  securities  (unless  the coupon  rate is a floating  rate pegged to an index or other  measure) . However,  those price  fluctuations  will be reflected in the valuations of the  securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

         |X| U.S.  Government  Securities.  The Fund can buy securities issued or guaranteed by the U.S. government or its  agencies and  instrumentalities.  Securities  issued by the U.S.  Treasury are backed by the full faith and credit of the U.S.  government and are subject to very little credit risk.  Obligations of U.S. government agencies or  instrumentalities  (including  mortgage-backed  securities)  may or may not be  guaranteed  or supported by the
"full  faith and credit" of the United  States.  Some are backed by the right of the issuer to borrow from the U.S.
Treasury;  others, by discretionary  authority of the U.S. government to purchase the agencies' obligations;  while others are supported only by the credit of the  instrumentality.  If a security is not backed by the full faith and credit of the United States,  the owner of the security must look  principally to the agency issuing the obligation for  repayment  and might not be able to assert a claim  against the United  States in the event that the agency or instrumentality does not meet its commitment.

              |_| U.S. Treasury  Obligations.  These include Treasury bills (having  maturities of one year or less when issued),  Treasury notes (having  maturities of from one to ten years),  and Treasury bonds (having maturities of more than ten years).  Treasury  securities  are backed by the full faith and credit of the United  States as to timely payments of interest and repayments of principal.  Other U.S.  Treasury  securities the Fund can buy include
U. S.  Treasury  securities  that have been  "stripped"  by a  Federal  Reserve  Bank,  zero-coupon  U.S.  Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

              |_|  Treasury  Inflation-Protection  Securities.  The Fund can buy these  U.S.  Treasury  securities, called  "TIPS," that are  designed to provide an  investment  vehicle  that is not  vulnerable  to  inflation.  The interest  rate paid by TIPS is fixed.  The  principal  value rises or falls  semi-annually  based on changes in the published  Consumer Price Index. If inflation  occurs,  the principal and interest payments on TIPS are adjusted to protect  investors  from  inflationary  loss. If deflation  occurs,  the  principal  and interest  payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

              |_|  Obligations  Issued or  Guaranteed  by U.S.  Government  Agencies  or  Instrumentalities.  These
include direct  obligations and mortgage  related  securities that have different levels of credit support from the government.  Some are supported by the full faith and credit of the U.S.  government,  such as Government  National
Mortgage  Association  pass-through  mortgage  certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S.  Treasury  under certain  circumstances,  such as Federal  National  Mortgage
Association  bonds ("Fannie  Maes").  Others are supported only by the credit of the entity that issued them,  such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

              |_| Special  Risks of  Lower-Grade  Securities.  The Fund can invest up to 25% of its total assets in
"lower grade" debt securities.  "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating  lower  than "Baa" by Moody's  or lower  than  "BBB" by  Standard  & Poor's or Fitch,  Inc.,  or similar  ratings by other rating  organizations.  If they are unrated,  and are  determined by the Manager to be of comparable  quality to debt securities  rated below  investment  grade,  they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade  securities.  The Fund can invest in securities rated as low as "C" or "D" or which may be in default  at the time the Fund buys them.  The Fund may invest no more than 10% of its total assets in lower-grade debt securities that are not convertible

         Some of the special credit risks of lower-grade  securities  are discussed in the  Prospectus.  There is a greater risk that the issuer may default on its  obligation to pay interest or to repay  principal than in the case of investment grade securities.  The issuer's low  creditworthiness  may increase the potential for its insolvency.
An  overall  decline  in values in the high  yield  bond  market is also more  likely  during a period of a general economic  downturn.  An economic  downturn or an increase in interest rates could  severely  disrupt the market for high yield bonds,  adversely  affecting  the values of  outstanding  bonds as well as the ability of issuers to pay interest or repay  principal.  In the case of foreign high yield bonds,  these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

         However,  the Fund's  limitations on buying these  investments may reduce the effect of those risks to the
Fund,  as will the  Fund's  policy  of  diversifying  its  investments.  Additionally,  to the  extent  they can be converted into stock,  convertible  securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

         While  securities  rated  "Baa" by Moody's or "BBB" by  Standard & Poor's or Fitch,  Inc.  are  investment grade and are not  regarded  as junk  bonds,  those  securities  may be  subject to  special  risks,  and have some speculative  characteristics.  Definitions of the debt security ratings categories of Moody's,  S&P and Fitch, Inc.
are included in Appendix A to this Statement of Additional Information.

         |_| Zero Coupon Securities.  The Fund can buy zero-coupon and delayed interest securities,  and "stripped"
securities.  Stripped  securities are debt  securities  whose interest  coupons are separated from the security and sold separately.  The Fund can buy the following types of zero-coupon or stripped  securities,  among others:  U.S.
Treasury  notes or bonds that have been stripped of their  interest  coupons,  U.S.  Treasury  bills issued without interest coupons, and certificates representing interests in stripped securities.

         Zero-coupon  securities do not make periodic  interest payments and are sold at a deep discount from their face value. The buyer  recognizes a rate of return  determined by the gradual  appreciation of the security,  which is  redeemed  at face value on a  specified  maturity  date.  This  discount  depends on the time  remaining  until maturity,  as well as  prevailing  interest  rates,  the  liquidity of the  security and the credit  quality of the issuer.  In the  absence of threats to the  issuer's  credit  quality,  the  discount  typically  decreases  as the maturity date approaches.  Some zero-coupon  securities are  convertible,  in that they are zero-coupon  securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because  zero-coupon  securities pay no interest and compound  semi-annually at the rate fixed at the time of their issuance,  their prices are generally more volatile than the prices of other debt securities.  Their value may  fall  more  dramatically  than the  value of  interest-bearing  securities  when  interest  rates  rise.  When prevailing  interest  rates fall,  zero-coupon  securities  tend to rise more rapidly in value  because they have a fixed rate of return.

         The  Fund's  investment  in  zero-coupon  securities  may  cause  the Fund to  recognize  income  and make distributions  to  shareholders  before it receives any cash payments on the  zero-coupon  investment.  To generate cash to satisfy those distribution  requirements,  the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         |X| Real Estate Investment Trusts (REITs).  The Fund can invest in real estate investment  trusts, as well as real estate  development  companies  and  operating  companies.  It can also buy shares of companies  engaged in other real estate  businesses.  REITs are trusts that sell shares to  investors  and use the  proceeds to invest in real estate. A REIT may focus on a particular  project,  such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.

         |X| Foreign  Securities.  The Fund can purchase equity and debt securities issued or guaranteed by foreign companies or foreign  governments or their  agencies.  "Foreign  securities"  include equity and debt securities of companies  organized  under the laws of  countries  other than the United  States  and debt  securities  of foreign governments.  They may be traded on foreign securities  exchanges or in the foreign  over-the-counter  markets. The debt  obligations  of a foreign  government and its agencies and  instrumentalities  may or may not be supported by the full faith and credit of the foreign government.

         Securities of foreign issuers that are represented by American  Depository  Receipts or that are listed on a U.S. securities exchange or traded in the U.S.  over-the-counter  markets are not considered "foreign securities"
for the purpose of the Fund's investment  allocations.  That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing  in foreign  securities  offers  potential  benefits  not  available  from  investing  solely in securities of domestic  issuers.  They include the  opportunity  to invest in foreign  issuers that appear to offer growth  potential,  or in foreign  countries with economic  policies or business cycles different from those of the
U.S., or to reduce  fluctuations in portfolio  value by taking  advantage of foreign stock markets that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

              |_| Risks of Foreign  Investing.  Investments in foreign  securities may offer special  opportunities for  investing  but also  present  special  additional  risks and  considerations  not  typically  associated  with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation  in value of  foreign  investments  due to  changes  in  currency  rates or  currency  control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio  transactions  or loss of certificates  for portfolio securities;
o        possibilities in some countries of expropriation,  confiscatory taxation,  political,  financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S.  government  policies have discouraged  certain  investments  abroad by U.S.  investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         |X| Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund traded its portfolio securities  during its last fiscal year.  For example,  if a fund sold all of its  securities  during the year, its portfolio  turnover  rate would have been 100%.  The Fund's  portfolio  turnover rate will  fluctuate  from year to year.  Although  the Fund  usually  does not  expect to have a  portfolio  turnover  rate of 100% or more,  for the fiscal year ended  August 31,  2002,  the Fund's  portfolio  turnover  rate was over 100% due to a reduction in the
Fund's equity  exposure.  Increased  portfolio  turnover  creates higher  brokerage and  transaction  costs for the
Fund,  which may reduce its overall  performance.  Additionally,  the  realization  of capital  gains from  selling portfolio  securities may result in distributions  of taxable  long-term  capital gains to shareholders,  since the
Fund will  normally  distribute  all of its capital  gains  realized  each year,  to avoid  excise  taxes under the
Internal  Revenue Code.  The Financial  Highlights  table at the end of the Prospectus  shows the Fund's  portfolio turnover rates during prior fiscal years.

Other  Investment  Techniques and Strategies.  In seeking its objective,  the Fund can from time to time employ the types of investment  strategies and investments  described below. It is not required to use all of these strategies at all times and at times may not use them.

         |X| Investing in Small,  Unseasoned  Companies.  The Fund can invest in  securities  of small,  unseasoned companies.  These are companies that have been in operation for less than three years,  including the operations of any  predecessors.  Securities of these  companies  may be subject to  volatility in their prices.  They may have a limited trading market,  which may adversely  affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain  for them.  Other  investors  that own a  security  issued by a small,  unseasoned issuer for which there is limited  liquidity  might trade the security  when the Fund is  attempting  to dispose of its  holdings  of that  security.  In that case the Fund might  receive a lower price for its  holdings  than might otherwise be obtained.

         |X|  "When-Issued"  and  "Delayed-Delivery"   Transactions.  The  Fund  can  invest  in  securities  on  a
"when-issued"  basis  and  can  purchase  or  sell  securities  on  a  "delayed-delivery"  basis.  When-issued  and delayed-delivery  are terms  that  refer to  securities  whose  terms and  indenture  have  been  created,  but the securities are not available for immediate delivery even though the market for them exists.

         When such  transactions are negotiated,  the price (which is generally  expressed in yield terms) is fixed at the time the  commitment  is made.  Delivery  and payment  for the  securities  take place at a later date.  The securities are subject to change in value from market  fluctuations  during the period until settlement.  The value at delivery may be less than the purchase price.  For example,  changes in interest rates in a direction other than that expected by the Manager  before  settlement  will affect the value of such  securities and may cause a loss to the Fund. During the period between purchase and settlement,  no payment is made by the Fund to the issuer,  and no interest accrues to the Fund from the investment until it receives the security at settlement.

         The  Fund  can  engage  in  when-issued  transactions  to  secure  what  the  Manager  considers  to be an advantageous  price  and  yield at the time the Fund  enters  into  the  obligation.  When the Fund  enters  into a when-issued  or  delayed-delivery  transaction,  it relies on the other  party to  complete  the  transaction.  Its failure  to do so may  cause  the Fund to lose the  opportunity  to obtain  the  security  at a price and yield the
Manager considers to be advantageous.

         When the Fund engages in  when-issued  and  delayed-delivery  transactions,  it does so for the purpose of acquiring or selling securities  consistent with its investment  objective and policies or for delivery pursuant to options  contracts it has entered  into,  and not for the purpose of  investment  leverage.  Although the Fund will enter into  delayed-delivery  or  when-issued  purchase  transactions  to acquire  securities,  it can dispose of a commitment  prior to  settlement.  If the Fund  chooses to dispose of the right to acquire a  when-issued  security prior to its  acquisition or to dispose of its right to delivery or receive  against a forward  commitment,  it may incur a gain or loss.

         At the  time  the  Fund  makes  the  commitment  to  purchase  or  sell a  security  on a  when-issued  or delayed-delivery  basis, it records the  transaction on its books and reflects the value of the security  purchased in  determining  the Fund's net asset value.  In a sale  transaction,  it records the proceeds to be received.  The
Fund  will  identify  on its  books  liquid  assets at least  equal in value to the  value of the  Fund's  purchase commitments until the Fund pays for the investment.

         When issued and  delayed-delivery  transactions can be used by the Fund as a defensive  technique to hedge against  anticipated  changes in interest rates and prices.  For instance,  in periods of rising interest rates and falling prices,  the Fund might sell securities in its portfolio on a forward  commitment basis to attempt to limit its exposure to anticipated  falling  prices.  In periods of falling  interest  rates and rising  prices,  the Fund might sell portfolio  securities and purchase the same or similar  securities on a when-issued or  delayed-delivery basis to obtain the benefit of currently higher cash yields.

         |X| Repurchase Agreements.  The Fund can acquire securities subject to repurchase agreements.  It might do so for  liquidity  purposes to meet  anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

         In a  repurchase  transaction,  the Fund  buys a  security  from,  and  simultaneously  resells  it to, an approved  vendor for delivery on an  agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an agreed-upon  interest rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include U.S.  commercial  banks,  U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government  securities.  They must meet credit  requirements set by the Fund's Manager from time to time.

         The majority of these  transactions  run from day to day, and  delivery  pursuant to the resale  typically occurs  within one to five days of the  purchase.  Repurchase  agreements  having a maturity  beyond seven days are subject to the Fund's limits on holding illiquid  investments.  The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the  amount of the Fund's net  assets  that may be  subject  to  repurchase  agreements having maturities of seven days or less.

         Repurchase  agreements,  considered  "loans"  under the  Investment  Company Act of 1940 (the  "Investment
Company Act"), are  collateralized by the underlying  security.  The Fund's repurchase  agreements  require that at all times  while the  repurchase  agreement  is in  effect,  the value of the  collateral  must equal or exceed the repurchase price to fully  collateralize the repayment  obligation.  However, if the vendor fails to pay the resale price on the delivery date,  the Fund may incur costs in disposing of the  collateral and may experience  losses if there is any delay in its  ability to do so. The Manager  will  monitor the  vendor's  creditworthiness  to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         |X| Illiquid and  Restricted  Securities.  Under the policies  and  procedures  established  by the Fund's
Board of  Trustees,  the  Manager  determines  the  liquidity  of  certain  of the Fund's  illiquid  or  restricted investments.  To enable the Fund to sell its holdings of a restricted  security not registered under the Securities
Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering  restricted securities  may be negotiated by the Fund with the issuer at the time the Fund buys the securities.  When the Fund must arrange  registration  because the Fund wishes to sell the security,  a considerable period may elapse between the time the decision is made to sell the security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund can acquire restricted  securities through private placements.  Those securities have contractual restrictions  on their  public  resale.  Those  restrictions  might  limit the  Fund's  ability  to  dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations  that apply to purchases of restricted  securities,  as stated in the Prospectus.
Those  percentage  restrictions  do not limit  purchases  of  restricted  securities  that are eligible for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of 1933, if those  securities have been determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into account the trading  activity for such securities and the availability of reliable  pricing  information,  among other factors.
If there is a lack of trading  interest in a particular  Rule 144A security,  the Fund's  holdings of that security may be considered to be illiquid.

         Illiquid  securities  include  repurchase  agreements  maturing in more than seven days and  participation interests that do not have puts exercisable within seven days.

         |X|  Loans of  Portfolio  Securities.  The Fund can lend its  portfolio  securities  to  certain  types of eligible  borrowers  approved by the Board of  Trustees.  It might do so to try to provide  income or to raise cash for  liquidity  purposes.  These  loans are limited to not more than 10% of the value of the Fund's  total  assets.
There are some risks in  connection  with  securities  lending.  The Fund  might  experience  a delay in  receiving additional  collateral to secure a loan, or a delay in recovery of the loaned  securities.  The Fund presently does not intend to lend its  securities in the coming year,  but if it does,  the value of the loaned  securities is not expected to exceed 5% of the value of the Fund's total assets.

         The Fund must receive collateral for a loan. Under current applicable  regulatory  requirements (which are subject to change),  on each  business  day the loan  collateral  must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit,  securities of the U.S. government or its agencies or instrumentalities,  or other cash  equivalents  in which the Fund is  permitted  to  invest.  To be  acceptable  as collateral,  letters of credit  must  obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the  letter.  The terms of the  letter of credit and the  issuing  bank both must be  satisfactory  to the
Fund.

         When it lends  securities,  the Fund  receives  amounts  equal to the  dividends  or  interest  on  loaned securities.  It also  receives  one or more of (a)  negotiated  loan  fees,  (b)  interest  on  securities  used as collateral,  and (c) interest on any short-term debt securities  purchased with such loan  collateral.  Either type of  interest  may be  shared  with  the  borrower.  The  Fund  may also  pay  reasonable  finder's,  custodian  and administrative  fees in  connection  with these  loans.  The terms of the Fund's loans must meet  applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days' notice or in time to vote on any important matter.

         |X|  Derivatives.  The Fund can invest in a variety of  derivative  investments  for  income,  for capital appreciation  or for hedging  purposes.  Some derivative  investments the Fund can use are the hedging  instruments described below in this Statement of Additional Information.

         The Fund can invest in "index-linked"  notes.  Principal and/or interest payments on these notes depend on the  performance  of an underlying  index.  Currency-indexed  securities  are another  derivative the Fund can use.
Typically  these are  short-term  or  intermediate-term  debt  securities.  Their value at maturity or the rates at which  they pay  income  are  determined  by the change in value of the U.S.  dollar  against  one or more  foreign currencies or an index.  In some cases,  these  securities may pay an amount at maturity based on a multiple of the amount of the relative  currency  movements.  This type of index security offers the potential for increased income or principal  payments but at a greater risk of loss than a typical debt  security of the same  maturity and credit quality.

         Other  derivative  investments the Fund can use include "debt  exchangeable for common stock" of an issuer or "equity-linked  debt securities" of an issuer.  At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the  issuer's  common stock at the time of maturity.
Both  alternatives  present a risk that the amount  payable at maturity will be less than the  principal  amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.
         |X| Hedging.  The Fund can use hedging to attempt to protect  against  declines in the market value of the
Fund's  portfolio,  to permit the Fund to retain  unrealized gains in the value of portfolio  securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:
         o    sell futures contracts,
         o    buy puts on futures or on securities, or
         o    write covered  calls on securities or futures.  Covered calls can also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

        The Fund might use hedging to establish a position in the securities  market as a temporary  substitute for purchasing  particular  securities.  In that case, the Fund would normally seek to purchase the securities and then terminate  that  hedging  position.  The Fund might also use this type of hedge to attempt to protect  against  the possibility that its portfolio  securities  would not be fully included in a rise in value of the market.  To do so the Fund could:
         o    buy futures, or
         o    buy calls on such futures or on securities.

         The Fund is not  obligated  to use hedging  instruments,  even though it is  permitted  to use them in the
Manager's  discretion,  as described  below.  The Fund uses futures and other  instruments  to maintain the desired interest rate exposure.  The particular  hedging  instruments  the Fund can use are described  below.  The Fund can employ new hedging  instruments and strategies when they are developed,  if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

              |_| Futures.  The Fund can buy and sell futures  contracts that relate to (1) debt securities  (these are referred to as "interest  rate  futures"),  (2)  broadly-based  stock indices  (these are referred to as "stock index futures") or other indices (referred to as "financial  futures"),  (3) foreign currencies (these are referred to as "forward contracts"), or (4) commodities (these are referred to as "commodity futures").

              |_| Stock Index Futures,  Financial  Futures and Interest Rate Futures.  A broadly-based  stock index is used as the basis for  trading  stock index  futures.  They may in some cases be based on stocks of issuers in a particular  industry or group of industries.  A stock index assigns  relative  values to the common stocks included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold  directly.  Financial  futures are similar  contracts  based on the future value of the basket of securities  that comprise the index.  These contracts  obligate the seller to deliver,  and the purchaser to take, cash to settle the futures transaction.  There is no delivery made of the underlying  securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest  rate future  obligates  the seller to deliver (and the purchaser to take) cash or a specified type of debt  security  to settle the  futures  transaction.  Either  party  could  also  enter into an  offsetting contract to close out the position.

         No money is paid or  received  by the Fund on the  purchase  or sale of a  future.  Upon  entering  into a futures  transaction,  the Fund will be required to deposit an initial margin  payment with the futures  commission merchant (the "futures  broker").  Initial margin  payments will be deposited with the Fund's  custodian bank in an account registered in the futures broker's name.  However,  the futures broker can gain access to that account only under specified  conditions.  As the future is marked to market (that is, its value on the Fund's books is changed)
to reflect changes in its market value,  subsequent margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

         At any time prior to expiration  of the future,  the Fund can elect to close out its position by taking an opposite  position,  at which time a final  determination  of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.
All futures  transactions are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

              |_| Commodity  Futures.  The Fund can invest a portion of its assets in commodity futures  contracts.
They may be based upon  commodities in five main  commodity  groups:  energy,  livestock,  agriculture,  industrial metals and precious metals, on individual  commodities  within these groups, or on other  commodities.  For hedging purposes,  the Fund can buy and sell commodity  futures  contracts,  options on commodity  futures  contracts,  and options and futures on commodity indices.

         Under a  commodity  futures  contract,  the  buyer  agrees to take  delivery  of a  specified  amount of a commodity  at a future date at a price  agreed  upon when the  contract is made.  In the United  States,  commodity contracts are traded on futures exchanges.  The exchanges offer a central marketplace for transactions,  a clearing corporation to process  trades,  standardization  of contract sizes and  expiration  dates,  and the liquidity of a secondary  market.  Futures markets also regulate the terms and conditions of delivery and the maximum  permissible price movement of a contract during a trading  session.  The exchanges have rules on position  limits.  Those rules limit the amount of futures  contracts  that any one party may hold in a particular  commodity  at one time.  Those rules are designed to prevent any one party from controlling a significant portion of the market.

         Despite the daily price  limits  imposed by the  futures  exchanges,  historically  the  short-term  price volatility of commodity  futures  contracts has been greater than that for stocks and bonds. To the extent that the
Fund invests in these futures contracts, its share price may be subject to greater volatility.

              |_| Put and Call Options.  The Fund can buy and sell certain  kinds of put options  ("puts") and call options ("calls").  The Fund can buy and sell exchange-traded and over-the-counter put and call options,  including index  options,  securities  options,  currency  options,  commodities  options,  and options on the other types of futures described above.

              |_| Writing  Covered Call  Options.  The Fund can write (that is, sell)  covered  calls.  If the Fund sells a call option,  it must be covered.  That means the Fund must own the security  subject to the call while the call is outstanding,  or, for certain types of calls,  the call may be covered by liquid assets  identifying on the
Fund's  books to enable the Fund to  satisfy  its  obligations  if the call is  exercised.  Up to 25% of the Fund's total assets can be subject to calls the Fund writes.

         When the Fund  writes a call on a  security,  it receives  cash (a  premium).  The Fund agrees to sell the underlying  security to a purchaser of a corresponding  call on the same security during the call period at a fixed exercise  price  regardless  of market price  changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.  That risk may be offset to some extent by the  premium the Fund  receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

         When  the  Fund  writes  a call on an  index,  it  receives  cash (a  premium).  If the  buyer of the call exercises  it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price,  multiplied by a specified  multiple that  determines the total value of the call for each point of difference.  If the value of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

         The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank,  will act as the
Fund's escrow agent,  through the facilities of the Options Clearing  Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund  writes an  over-the-counter  ("OTC")  option,  it will  enter  into an  arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula  price at which the Fund will have the absolute  right to  repurchase  that OTC option.  The formula  price will  generally  be based on a multiple of the premium received for the option,  plus the amount by which the option is exercisable  below the market price of the underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its  restriction on holding  illiquid  securities)  the  mark-to-market  value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its  obligation  on a call it has written,  the Fund can purchase a  corresponding  call in a
"closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon whether the net of the amount of the option  transaction  costs and the  premium  received  on the call the Fund wrote is more or less than the price of the call the Fund  purchases to close out the  transaction.  The Fund may realize a profit if the call expires  unexercised,  because the Fund will retain the  underlying  security and the premium it received when it wrote the call. Any such profits are  considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed by the Fund they are taxable as ordinary  income.  If the Fund cannot  effect a  closing  purchase  transaction  due to the lack of a market,  it will  have to hold the  callable securities until the call expires or is exercised.

         The Fund can also write calls on a futures  contract  without  owning the futures  contract or  securities deliverable  under  the  contract.  To do so,  at the time the call is  written,  the Fund  must  cover the call by identifying  an equivalent  dollar amount of liquid assets on the Fund's books.  The Fund will identify  additional liquid  assets on its books if the value of the  identified  assets  drops below 100% of the  current  value of the future.  Because of this  segregation  requirement,  in no  circumstances  would the Fund's  receipt of an exercise notice as to that future  require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

              |_|  Writing  Put  Options.  The Fund can sell put  options.  A put  option on  securities  gives the purchaser  the right to sell,  and the writer the  obligation  to buy, the  underlying  investment  at the exercise price  during the  option  period.  The Fund will not write  puts if, as a result,  more than 25% of the Fund's net assets would be required to be segregated to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets  identified  on the Fund's  books.  The premium  the Fund  receives  from  writing  a put  represents  a  profit,  as long as the  price of the  underlying investment  remains equal to or above the exercise price of the put. However,  the Fund also assumes the obligation during the option period to buy the underlying  investment  from the buyer of the put at the exercise  price,  even if the value of the investment  falls below the exercise price. If a put the Fund has written expires  unexercised, the  Fund  realizes  a gain in the  amount  of the  premium  less the  transaction  costs  incurred.  If the put is exercised,  the Fund must fulfill its obligation to purchase the underlying  investment at the exercise price. That price will  usually  exceed the market value of the  investment  at that time.  In that case,  the Fund may incur a loss if it  sells  the  underlying  investment.  That  loss  will be  equal  to the sum of the  sale  price  of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction  costs the
Fund incurred.

         When writing a put option on a security,  to secure its obligation to pay for the underlying  security the
Fund will  deposit  in escrow  liquid  assets  with a value  equal to or  greater  than the  exercise  price of the underlying  securities.  The Fund therefore  forgoes the opportunity of investing the segregated  assets or writing calls against those assets.

         As long as the Fund's  obligation as the put writer  continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That  notice will  require  the Fund to take  delivery of the underlying  security and pay the exercise  price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same  series as it sold.  Once the Fund has been  assigned  an  exercise  notice,  it  cannot  effect a closing purchase transaction.

         The Fund can decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has  written  or to  prevent  the  underlying  security  from being  put.  Effecting  a closing  purchase transaction  will also permit the Fund to write  another put option on the  security,  or to sell the  security and use the  proceeds  from the sale for  other  investments.  The Fund  will  realize  a profit or loss from a closing purchase  transaction  depending on whether the cost of the  transaction is less or more than the premium  received from writing the put option.  Any profits from writing puts are  considered  short-term  capital  gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

              |_| Purchasing  Calls and Puts. The Fund can purchase calls to protect against the  possibility  that the Fund's  portfolio will not participate in an anticipated  rise in the securities  market.  When the Fund buys a call  (other than in a closing  purchase  transaction),  it pays a premium.  The Fund then has the right to buy the underlying  investment  from a seller of a corresponding  call on the same  investment  during the call period at a fixed exercise  price.  The Fund benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the Fund  exercises  the  call.  If the Fund does not  exercise  the call or sell it
(whether or not at a profit),  the call will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund purchases  a put,  it pays a premium  and,  except  as to puts on  indices,  has the  right to sell the  underlying investment to a seller of a put on a  corresponding  investment  during the put period at a fixed  exercise  price.
Buying a put on  securities  or futures the Fund owns enables the Fund to attempt to protect  itself during the put period  against a decline  in the value of the  underlying  investment  below the  exercise  price by  selling  the underlying  investment  at the  exercise  price to a seller of a  corresponding  put.  If the  market  price of the underlying  investment  is equal to or above the  exercise  price and,  as a result,  the put is not  exercised  or resold,  the put will become  worthless at its  expiration  date.  In that case the Fund will have paid the premium but lost the right to sell the underlying  investment.  However, the Fund can sell the put prior to its expiration.
That sale may or may not be at a profit.

         Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

    When the Fund  purchases  a call or put on an index or future,  it pays a premium,  but  settlement  is in cash rather  than by delivery of the  underlying  investment  to the Fund.  Gain or loss  depends on changes in the index in question (and thus on price movements in the securities  market  generally) rather than on price movements in individual securities or futures contracts.

         The Fund can buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

              |_| Buying and  Selling  Options on Foreign  Currencies.  The Fund can buy and sell calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities  or  commodities  exchange or in the over-the-counter  markets  or are quoted by major  recognized  dealers  in such  options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager  anticipates  a rise in the dollar value of a foreign  currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities may be partially  offset by purchasing calls or writing  puts on that  foreign  currency.  If the Manager  anticipates  a decline in the dollar  value of a foreign currency,  the decline in the dollar value of portfolio securities  denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's  position.  The Fund will then have  incurred  option  premium  payments  and transaction costs without a corresponding benefit.

         A call the Fund  writes  on a foreign  currency  is  "covered"  if the Fund  owns the  underlying  foreign currency  covered by the call or has an absolute  and  immediate  right to acquire that  foreign  currency  without additional cash  consideration (or it can do so for additional cash  consideration  held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund  could  write a call on a  foreign  currency  to  provide a hedge  against a decline  in the U.S.
dollar  value of a  security  which the Fund  owns or has the right to  acquire  and  which is  denominated  in the currency  underlying  the option.  That decline might be one that occurs due to an expected  adverse  change in the exchange rate. This is known as a "cross-hedging"  strategy. In those circumstances,  the Fund covers the option by maintaining  cash,  U.S.  government  securities or other liquid,  high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

              |_| Risks of Hedging  with  Options and  Futures.  The use of hedging  instruments  requires  special skills and  knowledge of  investment  techniques  that are  different  than what is required  for normal  portfolio management.  If the Manager uses a hedging  instrument at the wrong time or judges market  conditions  incorrectly, hedging  strategies  may reduce  the Fund's  return.  The Fund  could also  experience  losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option  activities  could affect its portfolio  turnover  rate and brokerage  commissions.  The exercise of calls written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its turnover  rate. The exercise by the Fund of puts on securities  will cause the sale of underlying  investments, increasing  portfolio  turnover.  Although  the  decision  whether to  exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related  investments  for reasons  that would not exist in the absence of the put.

         The Fund could have to pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an  underlying  investment  in connection  with the exercise of a call or put.  Those  commissions could be  higher  on a  relative  basis  than the  commissions  for  direct  purchases  or sales of the  underlying investments.  Premiums  paid for options are small in relation to the market value of the  underlying  investments.
Consequently,  put and call options  offer large  amounts of leverage.  The leverage  offered by trading in options could  result in the  Fund's  net asset  value  being more  sensitive  to  changes  in the value of the  underlying investment.

         If a covered  call  written by the Fund is exercised on an  investment  that has  increased in value,  the
Fund will be required to sell the  investment  at the call price.  It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides  secondary  trading for options of the same series,  and there is no assurance that a liquid  secondary market will exist for any particular  option.  The
Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on  broadly-based  indices or futures to attempt to protect against  declines in the value of the Fund's portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the behavior of the cash prices of the Fund's securities.  For example,  it is possible that while the Fund has used hedging instruments in a short hedge,  the market might advance and the value of the securities  held in the Fund's  portfolio  might decline.  If that occurred,  the Fund would lose money on the hedging  instruments and also experience a decline in the value of its portfolio securities.  However,  while this could occur for a very brief period or to a very small degree, over time the value of a  diversified  portfolio of  securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the composition of the Fund's portfolio diverges from the securities  included in the  applicable  index.  To compensate  for the imperfect  correlation  of movements in the price of the  portfolio  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments  in a greater  dollar  amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility  of the prices of the portfolio  securities  being hedged is more than the historical volatility of the applicable index.

         The ordinary  spreads between prices in the cash and futures  markets are subject to  distortions,  due to differences in the nature of those markets.  First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting additional margin deposit  requirements,  investors may close futures contracts through  offsetting  transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity of the futures  market  depends on  participants  entering into offsetting  transactions  rather than making or taking delivery.  To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced,  thus producing  distortion.  Third, from the point of view of speculators,  the deposit  requirements in the futures market are less onerous than margin  requirements in the  securities  markets.  Therefore,  increased  participation  by  speculators  in the  futures  market may cause temporary price distortions.

         The Fund can use hedging  instruments  to  establish a position in the  securities  markets as a temporary substitute  for the  purchase of  individual  securities  (long  hedging) by buying  futures  and/or  calls on such futures,  broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the  market  might decline.  If the Fund then  concludes not to invest in  securities  because of concerns that the market may decline further or for other  reasons,  the Fund will  realize a loss on the  hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

              |_| Forward Contracts.  Forward contracts are foreign currency exchange  contracts.  They are used to buy or sell  foreign  currency  for  future  delivery  at a fixed  price.  The Fund uses them to "lock in" the U.S.
dollar  price of a security  denominated  in a foreign  currency  that the Fund has  bought or sold,  or to protect against  possible losses from changes in the relative values of the U.S.  dollar and a foreign  currency.  The Fund limits its exposure in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets denominated in that currency or a closely-correlated  currency.  The Fund can also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward  contract,  one party  agrees to  purchase,  and another  party agrees to sell, a specific currency at a future date.  That date may be any fixed number of days from the date of the contract  agreed upon by the parties.  The transaction  price is set at the time the contract is entered into. These contracts are traded in the inter-bank  market  conducted  directly  among currency  traders  (usually  large  commercial  banks) and their customers.

         The Fund can use forward  contracts to protect against  uncertainty in the level of future exchange rates.
The use of  forward  contracts  does not  eliminate  the  risk of  fluctuations  in the  prices  of the  underlying securities  the Fund owns or intends to acquire,  but it does fix a rate of exchange in advance.  Although  forward contracts  may reduce the risk of loss from a decline  in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.
         When the Fund  enters into a contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  or when it  anticipates  receiving  dividend  payments in a foreign  currency,  the Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend  payments.  To do so, the Fund could enter into a forward  contract for the purchase or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a  "transaction  hedge." The  transaction  hedge will protect the Fund against a loss from an adverse change in the currency  exchange  rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward  contracts to lock in the U.S. dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund believes  that foreign  currency  might suffer a  substantial  decline against  the U.S.  dollar,  it could  enter  into a forward  contract  to sell an amount of that  foreign  currency approximating  the value of some or all of the Fund's portfolio  securities  denominated in that foreign  currency.
When the Fund believes that the U.S. dollar may suffer a substantial  decline against a foreign currency,  it might enter into a forward  contract to buy that  foreign  currency for a fixed dollar  amount.  Alternatively,  the Fund might enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar  amount if the
Fund believes that the U.S. dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall  whenever  there is a decline in the U.S.  dollar value of the currency in which  portfolio  securities of the
Fund are denominated. That is referred to as a "cross hedge."

         The Fund will cover its short  positions  in these  cases by  identifying  to its  custodian  bank  assets having a value equal to the aggregate amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such  contracts if the  consummation  of the  contracts would  obligate  the Fund to deliver an amount of foreign  currency in excess of the value of the Fund's  portfolio securities  or other assets  denominated  in that  currency or another  currency  that is the subject of the hedge.
However,  to avoid  excess  transactions  and  transaction  costs,  the Fund can maintain a net exposure to forward contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid  securities  denominated in any currency.  The cover must be at least equal at all times to the amount of that excess.  As one alternative,  the Fund can purchase a call option permitting  the Fund to purchase the amount of foreign  currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another  alternative,  the Fund can purchase a put option  permitting the Fund to sell the  amount of  foreign  currency  subject to a forward  purchase  contract  at a price as high or higher than the forward contact price.

         The precise  matching of the amounts under  forward  contracts  and the value of the  securities  involved generally  will not be possible  because the future value of  securities  denominated  in foreign  currencies  will change as a consequence of market  movements  between the date the forward contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the security and deliver  foreign  currency to settle the original purchase  obligation.  If the market value of the security is less than the amount of foreign currency the
Fund is obligated to deliver,  the Fund might have to purchase  additional foreign currency on the "spot" (that is, cash)  market to settle the security  trade.  If the market  value of the  security  instead  exceeds the amount of foreign  currency  the Fund is  obligated  to deliver to settle the trade,  the Fund might have to sell on the spot market some of the foreign currency  received upon the sale of the security.  There will be additional  transaction costs on the spot market in those cases.

         The  projection  of  short-term  currency  market  movements is extremely  difficult,  and the  successful execution  of a  short-term  hedging  strategy  is  highly  uncertain.  Forward  contracts  involve  the risk  that anticipated  currency  movements  will not be  accurately  predicted,  causing the Fund to sustain  losses on these contracts and to pay additional  transactions  costs. The use of forward  contracts in this manner might reduce the
Fund's  performance if there are unanticipated  changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the  maturity of a Forward  Contract  requiring  the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the alternative the Fund might retain the  security and offset its  contractual  obligation  to deliver the currency by  purchasing a second contract.  Under that  contract the Fund will obtain,  on the same maturity  date,  the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract  requiring it to purchase a specified  currency by entering into a second contract  entitling it to sell the same amount of the same currency on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of entering  into such an  offsetting  forward  contract  under  either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the  currencies  involved  moved between the execution  dates of the first contract and offsetting contract.

         The costs to the Fund of  engaging  in  forward  contracts  varies  with  factors  such as the  currencies involved,  the length of the contract period and the market  conditions then prevailing.  Because forward contracts are usually  entered into on a principal  basis,  no brokerage  fees or  commissions  are  involved.  Because these contracts  are not  traded  on an  exchange,  the  Fund  must  evaluate  the  credit  and  performance  risk of the counterparty under each forward contract.

         Although  the Fund  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies  into U.S.  dollars on a daily basis.  The Fund can convert  foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit  based on the  difference  between  the prices at which they buy and sell  various currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

              |_| Interest Rate Swap  Transactions.  The Fund can enter into interest rate swap  agreements.  In an interest  rate swap,  the Fund and  another  party  exchange  their  right to receive  or their  obligation  to pay interest on a security.  For example,  they might swap the right to receive  floating  rate payments for fixed rate payments.  The Fund can enter into swaps only on securities  that it owns.  The Fund will not enter into swaps with respect to more than 25% of its total  assets.  Also,  the Fund will  identify  liquid assets on its books (such as cash or U.S.  government  securities)  to cover any  amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

         Swap agreements  entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest  rates in the future,  the payments  made by the Fund under a swap  agreement  will be greater than the payments  it  received.  Credit risk  arises  from the  possibility  that the  counterparty  will  default.  If the counterparty  defaults,  the Fund's loss will consist of the net amount of contractual  interest  payments that the
Fund has not yet received.  The Manager will monitor the  creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.
         The Fund can enter  into  swap  transactions  with  certain  counterparties  pursuant  to  master  netting agreements.  A master netting agreement  provides that all swaps done between the Fund and that counterparty  shall be regarded as parts of an integral  agreement.  If amounts are payable on a particular  date in the same  currency in respect of one or more swap  transactions,  the amount  payable on that date in that  currency  shall be the net amount.  In addition,  the master  netting  agreement  may provide that if one party  defaults  generally or on one swap,  the  counterparty  can  terminate  all of the swaps with that party.  Under these  agreements,  if a default results in a loss to one party,  the measure of that  party's  damages is  calculated  by  reference to the average cost of a  replacement  swap  for  each  swap.  It is  measured  by the  mark-to-market  value  at the  time of the termination of each swap. The gains and losses on all swaps are then netted,  and the result is the  counterparty's gain or loss on  termination.  The  termination  of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

              |_| Regulatory Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is  required  to  operate  within  certain  guidelines  and  restrictions  with  respect  to the use of  futures as established by the Commodities  Futures Trading Commission (the "CFTC").  In particular,  the Fund is exempted from registration  with the CFTC as a "commodity  pool operator" if the Fund complies with the  requirements of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage  of the Fund's  assets  that may be used for  futures margin and related  options  premiums  for a bona fide hedging  position.  However,  under the Rule,  the Fund must limit its  aggregate  initial  futures  margin and related  options  premiums to not more than 5% of the Fund's net assets for hedging  strategies  that are not  considered  bona fide hedging  strategies  under the Rule.  Under the
Rule,  the Fund must also use short  futures and options on futures  solely for bona fide hedging  purposes  within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations  established by the option  exchanges.  The exchanges  limit the  maximum  number of  options  that may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased on the same or different  exchanges or are held in one or more accounts or through one or more different  exchanges or through  one or more  brokers.  Thus,  the number of  options  that the Fund may write or hold may be  affected  by options written or held by other  entities,  including other  investment  companies  having the same advisor as the
Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the  Investment  Company Act,  when the Fund  purchases a future,  it must  maintain cash or readily marketable  short-term  debt  instruments in an amount equal to the market value of the  securities  underlying the future, less the margin deposit applicable to it.

              |_| Tax Aspects of Certain  Hedging  Instruments.  Certain  foreign  currency  exchange  contracts in which the Fund may invest are treated as "Section  1256  contracts"  under the Internal  Revenue  Code. In general, gains or losses relating to Section 1256 contracts are  characterized  as 60% long-term and 40% short-term  capital gains or losses under the Code.  However,  foreign  currency  gains or losses  arising from Section 1256  contracts that are forward  contracts  generally are treated as ordinary income or loss. In addition,  Section 1256 contracts held by the Fund at the end of each  taxable  year are  "marked-to-market,"  and  unrealized  gains or  losses  are treated as though they were  realized.  These  contracts also may be  marked-to-market  for purposes of determining the excise tax  applicable  to investment  company  distributions  and for other  purposes  under rules  prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those  transactions  from this marked-to-market treatment.

         Certain  forward  contracts  the Fund  enters  into may  result in  "straddles"  for  federal  income  tax purposes.  The straddle  rules may affect the character  and timing of gains (or losses)  recognized by the Fund on straddle  positions.  Generally,  a loss sustained on the disposition of a position making up a straddle is allowed only to the  extent  that  the loss  exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed loss is generally  allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)      gains or losses  attributable  to  fluctuations  in  exchange  rates that occur  between the time the Fund accrues  interest or other  receivables or accrues expenses or other  liabilities  denominated in a foreign  currency  and  the  time  the  Fund  actually  collects  such  receivables  or  pays  such liabilities, and
(2)      gains or losses  attributable  to  fluctuations  in the value of a foreign  currency  between  the date of acquisition  of a debt  security  denominated  in a foreign  currency or foreign  currency  forward contracts and the date of disposition.

         Currency gains and losses are offset  against  market gains and losses on each trade before  determining a net "Section 988" gain or loss under the Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

         |X|Credit  Derivatives.  The Fund may enter into credit default swaps,  both directly  ("unfunded  swaps")
and indirectly in the form of a swap embedded  within a structured  note ("funded  swaps"),  to protect against the risk that a security will  default.  Unfunded and funded credit  default swaps may be on a single  security,  or on a basket of  securities.  The Fund pays a fee to enter into the swap and receives a fixed  payment  during the life of the  swap.  The Fund may take a short  position  in the  credit  default  swap  (also  known as  "buying  credit protection"),  or may take a long  position  in the  credit  default  swap  note  (also  known as  "selling  credit protection").

|X|           The Fund would take a short position in a credit  default swap (the  "unfunded  swap") against a long portfolio  position to decrease  exposure  to specific  corporate  issuers.  If the short  credit  default  swap is against a corporate  issue, the Fund must own that corporate  issue.  However,  if the short credit default swap is against  sovereign  debt, the Fund may own either:  (i) the reference  obligation,  (ii) any sovereign debt of that foreign  country,  or (iii) sovereign debt of any country that the Manager  determines is closely  correlated as an inexact bona fide hedge.

|X|           If the  Fund  takes a short  position  in the  credit  default  swap,  if  there  is a  credit  event
(including  bankruptcy,  failure to timely pay interest or principal,  or a  restructuring),  the Fund will deliver the  defaulted  bonds  and the swap  counterparty  will pay the par  amount of the  bonds.  An  associated  risk is adverse  pricing  when  purchasing  bonds to  satisfy  the  delivery  obligation.  If the  swap is on a  basket  of securities,  the  notional  amount of the swap is reduced by the par amount of the  defaulted  bond,  and the fixed payments are then made on the reduced notional amount.

         Taking a long  position  in the credit  default  swap note (i.e.,  purchasing  the  "funded  swap")  would increase  the Fund's  exposure to specific  corporate  issuers.  The goal would be to  increase  liquidity  in that market sector via the swap note and its associated  increase in the number of trading  instruments,  the number and type of market participants, and market capitalization.

         If the Fund takes a long  position in the credit  default  swap note,  if there is a credit event the Fund will pay the par  amount  of the  bonds and the swap  counterparty  will  deliver  the  bonds.  If the swap is on a basket of securities,  the notional  amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

         The Fund will invest no more than 25 % of its total assets in "unfunded" credit default swaps.

         The Fund will limit its  investments  in  "funded"  credit  default  swap notes to no more than 10% of its total assets.

         Other  risks of credit  default  swaps  include the cost of paying for credit  protection  if there are no credit events,  pricing  transparency when assessing the cost of a credit default swap,  counterparty risk, and the need to fund the delivery  obligation  (either cash or the defaulted  bonds,  depending on whether the Fund is long or short the swap, respectively).

         |X|  Temporary  Defensive  Investments.  The Fund's  temporary  defensive  investments  can  include  debt securities such as: (i) U.S. Treasury bills or other obligations issued or guaranteed by the U.S.  government,  its agencies or  instrumentalities;  (ii) commercial paper rated A-3 or higher by Standard & Poor's or P-3 or higher by
Moody's;  (iii) certificates of deposit or bankers'  acceptances or other obligations of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements.

         |X| Investment in Other Investment Companies.  The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  For example, the
Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

         Investing in another  investment  company may involve the payment of substantial  premiums above the value of such  investment  company's  portfolio  securities  and is subject to limitations  under the Investment  Company
Act.  The Fund does not  intend to invest in other  investment  companies  unless  the  Manager  believes  that the potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder of an  investment  company,  the Fund would be subject to its ratable  share of that  investment  company's  expenses, including its advisory and  administration  expenses.  The Fund does not anticipate  investing a substantial amount of its net assets in shares of other investment companies.

Investment Restrictions

         |X| What Are  "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern its  investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act, a  "majority"  vote is defined as the vote of the  holders of the lesser of:
         o    67% or more of the shares present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o    more than 50% of the outstanding shares.

         The Fund's investment objectives are fundamental  policies.  Other policies described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following  investment  restrictions  are fundamental policies of the Fund.

         o    The Fund cannot buy  securities  issued or  guaranteed by any one issuer if more than 5% of its total assets  would be  invested  in  securities  of that  issuer or if it would then own more than 10% of that  issuer's voting  securities.  That  restriction  applies  to 75% of the  Fund's  total  assets.  The limit does not apply to securities  issued by the U.S.  government  or any of its  agencies or  instrumentalities  or  securities  of other investment companies.

         o    The Fund cannot invest in physical  commodities or physical commodity  contracts.  However,  the Fund can buy and sell hedging  instruments  that are  permitted by any of its other  investment  policies.  The Fund can also buy and sell options,  futures and other instruments  backed by physical  commodities or the investment return from which is linked to changes in the price of physical commodities.

         o    The Fund  cannot  concentrate  investments.  That  means it  cannot  invest  25% or more of its total assets in any industry.

         o    The Fund  cannot  borrow  money in excess of 33-1/3% of the value of its total  assets.  The Fund may borrow only from banks and/or affiliated  investment  companies.  With respect to this fundamental policy, the Fund can borrow  only if it  maintains a 300% ratio of assets to  borrowing  at all times in the manner set forth in the
Investment Company Act.

         o    The Fund cannot make loans  except (a) through  lending of  securities,  (b) through the  purchase of debt  instruments  or similar  evidence  of  indebtedness,  (c) through an  interfund  lending  program  with other affiliated funds, and (d) through repurchase agreements.

         o    The Fund  cannot  invest  in real  estate  or in  interests  in real  estate.  However,  the Fund can purchase  securities  of issuers  holding  real estate or interests in real estate  (including  securities  of real estate investment trusts).

         o    The Fund cannot  underwrite  securities of other  companies.  A permitted  exception is in case it is deemed to be an  underwriter  under  the  Securities  Act of 1933 when  reselling  any  securities  held in its own portfolio.

         o    The Fund cannot issue "senior  securities," but this does not prohibit certain investment  activities for which assets of the Fund are  designated  as  segregated,  or margin,  collateral  or escrow  arrangements  are established,  to cover the related  obligations.  Examples of those activities  include  borrowing  money,  reverse repurchase agreements,  delayed-delivery and when-issued  arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

|X|           Unless  the  Prospectus  or  this  Statement  of  Additional  Information  states  that a  percentage restriction  applies  on an  ongoing  basis,  it applies  only at the time the Fund  makes an  investment  with the exception of the borrowing  policy.  The Fund need not sell  securities to meet the percentage  limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to  concentrate  its  investments as described  above,  the Fund has adopted the industry  classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is an open-end,  diversified  management  investment  company with an unlimited number of  authorized  shares of  beneficial  interest.  The Fund was  organized as a  corporation  in 1967 but was reorganized as a Massachusetts business trust in July 1986.

         The Fund is  governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders  under  Massachusetts  law. The Trustees meet  periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

|X|      Classes of Shares. The Trustees are authorized,  without  shareholder  approval,  to create new series and classes of shares.  The Trustees may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The  Trustees  also may divide or combine the shares of a class into a greater or lesser  number of shares without  changing  the  proportionate  beneficial  interest  of a  shareholder  in the  Fund.  Shares  do not  have cumulative  voting  rights or  preemptive  or  subscription  rights.  Shares  may be voted in person or by proxy at shareholder meetings.

         The Fund currently has four classes of shares: Class A, Class B, Class C and Class N.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares.  Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|      Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual meetings of  shareholders.  The Fund will hold meetings when required to do so by the  Investment  Company Act or other  applicable  law. It will also do so when a shareholder  meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the
Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|      Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Board of Trustees has an Audit Committee and a Review Committee.  The members of the Audit Committee are Edward L. Cameron (Chairman), William L. Armstrong, George C. Bowen and Robert J. Malone.  The Audit
Committee held seven meetings during the fiscal year ended August 31, 2002.  The Audit Committee furnishes the
Board with recommendations regarding the selection of the Fund's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls; and (iii) establishing a separate line of communication between the Fund's independent auditors and its independent Trustees.

         The Audit Committee's functions include selecting and nominating to the full Board, Independent nominees for election as Independent Trustees.  The Audit Committee may, but need not consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.  To date, the Audit Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose considering potential nominees.

         The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis, Sam Freedman, Beverly
Hamilton and F. William Marshall, Jr.  The Review Committee held seven meetings during the fiscal year ended
August 31, 2002.  Among other functions, the Review Committee reviews reports and makes recommendations to the
Board concerning the fees paid to the Fund's transfer agent and the services provided to the Fund by the transfer agent.  The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company Act and other applicable law.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an independent trustee of the
Fund ("Independent Trustee"). Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.
Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board II Funds
(defined below) for which he is a trustee or director.

         The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following Oppenheimer funds (except for Ms. Hamilton and Mr. Malone, who are not Trustees of Oppenheimer Senior Floating Rate Fund and Mr. Murphy is not a Trustee or
Managing General Partner of any of the Centennial trusts) (referred to as "Board II Funds"):

Oppenheimer Cash Reserves                                    Oppenheimer Select Managers
Oppenheimer Champion Income Fund                             Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund                              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                                  Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                          Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                                  Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund                     Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.                          Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                     Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                       Centennial Money Market Trust
Oppenheimer Municipal Fund                                   Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund                                  Centennial Tax Exempt Trust

         Present or former  officers,  directors,  trustees and employees (and their  immediate  family members) of the Fund,  the Manager and its  affiliates,  and  retirement  plans  established  by them for their  employees  are permitted to purchase Class A shares of the Fund and the other  Oppenheimer  funds at net asset value without sales charge.  The sales  charges on Class A shares is waived for that group  because of the  economies of sales  efforts realized by the Distributor.

         Messrs. Murphy, Masterson, Molleur, Levine, Vottiero, Wixted and Zack and Mses. Bechtolt, Feld and Ives
who are officers of the Fund, respectively hold the same offices with one or more of the other Board II Funds as with the Fund.  As of September 26, 2002, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.  In addition, each
Independent Trustee, and his family members, do not own securities of either the Manager or Distributor of the
Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the
Manager or Distributor.

|X|      Affiliated Transactions and Material Business Relationships.  In 2000, Mr. Swain sold 93,000 shares of
Oppenheimer Acquisition Company ("OAC") (the Manager's parent holding company), for a cash payment of $4,278,930 and surrendered for cancellation 60,000 options to MassMutual for a cash payment of $2,569,800.  In 2001, Mr.
Swain surrendered for cancellation 60,000 options to MassMutual for a cash payment of $2,700,600.

         Mr. Swain has reported that he sold a residential property to Mr. Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

       The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------
Name, Address, Age,        Principal   Occupation(s)   During   Past  5  Years  /  Other   Dollar Range       Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                             of Shares         of the
Position(s) Held with                                                                      Beneficially      Oppenheimer
Fund and Length of         Trusteeships/Directorships   Held  by  Trustee  /  Number  of   Owned in the    Funds Overseen
Service                    Portfolios in Fund Complex Currently Overseen by Trustee            Fund          by Trustee
-------------------------- -------------------------------------------------------------- ---------------- ----------------
-------------------------- -------------------------------------------------------------- ---------------------------------
                                                                                              As of December 31, 2001
-------------------------- -------------------------------------------------------------- ---------------------------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------
James C. Swain, Chairman   Formerly Chief  Executive  Officer (until August 27, 2002) of  Over $100,000    Over $100,000
and Trustee, since 1970    the  Funds,  Vice  Chairman  (until  January  2, 2002) of the
Age: 68                    Manager  and  President  and  a  director   (until  1997)  of
                           Centennial  Asset  Management   Corporation  (a  wholly-owned
                           investment advisory  subsidiary of the Manager).  Oversees 41 portfolios in the OppenheimerFunds complex.
-------------------------- -------------------------------------------------------------- ---------------- ----------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------
William L. Armstrong,      Chairman   of  the   following   private   mortgage   banking
Trustee since 1999         companies:   Cherry  Creek  Mortgage  Company  (since  1991),
Age: 65                    Centennial  State Mortgage  Company (since 1994), The El Paso
                           Mortgage Company (since 1993),  Transland Financial Services,
                           Inc.  (since  1997);   Chairman  of  the  following   private
                           companies:   Great  Frontier  Insurance   (insurance  agency)
                           (since 1995) and Ambassador Media  Corporation  (since 1984);
                           a  director  of  the  following  public  companies:   Storage
                           Technology  Corporation  (computer  equipment company) (since
                           1991),    Helmerich    &   Payne,    Inc.    (oil   and   gas                   $50,001-
                           drilling/production   company)  (since  1992),  UNUMProvident  $0               $100,000
                           (insurance  company)  (since  1991).   Formerly  Director  of
                           International  Family   Entertainment   (television  channel)
                           (1992-1997) and Natec Resources,  Inc. (air pollution control equipment and services  company)  (1991-1995),  Frontier Real
                           Estate,    Inc.    (residential    real   estate   brokerage)
                           (1994-1999),  and  Frontier  Title (title  insurance  agency)
                           (1995-June  1999);  a  U.S.  Senator  (January   1979-January
                           1991).   Oversees  41  portfolios  in  the   OppenheimerFunds
                           complex.
-------------------------- -------------------------------------------------------------- ---------------- ----------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------
Robert G. Avis, Trustee    Formerly  Director  and  President of A.G.  Edwards  Capital,
since 1993                 Inc.   (General  Partner  of  private  equity  funds)  (until
Age: 71                    February  2001);  Chairman,  President  and  Chief  Executive
                           Officer of A.G.  Edwards  Capital,  Inc.  (until March 2000);
                           Vice  Chairman  and Director of A.G.  Edwards,  Inc. and Vice
                           Chairman of A.G. Edwards & Sons, Inc. (its brokerage  company  $0               Over $100,000
                           subsidiary)  (until  March  1999);  Chairman of A.G.  Edwards
                           Trust  Company  and  A.G.E.   Asset  Management   (investment
                           advisor)  (until  March  1999);  and a Director  (until March
                           2000) of A.G.  Edwards & Sons and A.G. Edwards Trust Company.
                           Oversees 41 portfolios in the OppenheimerFunds complex.
-------------------------- -------------------------------------------------------------- ---------------- ----------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------
George C. Bowen, Trustee   Formerly  (until  April  1999)  Senior Vice  President  (from
since 1998                 September  1987)  and  Treasurer  (from  March  1985)  of the
Age: 65                    Manager;  Vice  President  (from  June  1983)  and  Treasurer
                           (since March 1985) of OppenheimerFunds  Distributor,  Inc. (a subsidiary  of the  Manager);  Senior Vice  President  (since
                           February  1992),   Treasurer   (since  July  1991)  Assistant
                           Secretary and a director  (since December 1991) of Centennial
                           Asset Management  Corporation;  Vice President (since October
                           1989) and Treasurer  (since April 1986) of HarbourView  Asset
                           Management  Corporation (an investment advisory subsidiary of the  Manager);  President,  Treasurer  and a  director  (June
                           1989-January  1990) of  Centennial  Capital  Corporation  (an
                           investment   advisory   subsidiary  of  the  Manager);   Vice
                           President  and  Treasurer  (since  August 1978) and Secretary
                           (since April 1981) of Shareholder Services,  Inc. (a transfer agent subsidiary of the Manager);  Vice President,  Treasurer  $10,001-$50,000  Over $100,000
                           and Secretary (since November 1989) of Shareholder  Financial
                           Services,  Inc. (a transfer agent subsidiary of the Manager);
                           Assistant   Treasurer   (since  March  1998)  of  Oppenheimer
                           Acquisition   Corp.  (the  Manager's   parent   corporation);
                           Treasurer  (since  November 1989) of Oppenheimer  Partnership
                           Holdings,   Inc.  (a  holding   company   subsidiary  of  the
                           Manager);  Vice President and Treasurer  (since July 1996) of
                           Oppenheimer  Real  Asset  Management,   Inc.  (an  investment
                           advisory subsidiary of the Manager);  Chief Executive Officer and  director  (since  March 1996) of  MultiSource  Services,
                           Inc. (a broker-dealer  subsidiary of the Manager);  Treasurer
                           (since October 1997) of  OppenheimerFunds  International Ltd.
                           and   Oppenheimer   Millennium   Funds  plc  (offshore   fund
                           management   subsidiaries   of  the  Manager).   Oversees  41
                           portfolios in the OppenheimerFunds complex.
-------------------------- -------------------------------------------------------------- ---------------- ----------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------
Edward L. Cameron,         A  member  of  The  Life  Guard  of  Mount   Vernon,   George
Trustee since 1999         Washington's  home (since June 2000).  Formerly (March 2001 -
Age: 63                    May 2002)  Director of Genetic ID, Inc. and its  subsidiaries
                           (a   privately   held  biotech   company);   a  partner  with                   $50,001-
                           PricewaterhouseCoopers  LLP (from  1974-1999)  (an accounting  $10,001-$50,000  $100,000 firm) and Chairman  (from  1994-1998),  Price  Waterhouse LLP
                           Global   Investment   Management   Industry  Services  Group.
                           Oversees 41 portfolios in the OppenheimerFunds complex.
-------------------------- -------------------------------------------------------------- ---------------- ----------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------
Jon S. Fossel,             Chairman  and  Director  (since  1998) of Rocky  Mountain Elk
Trustee since 1990         Foundation  (a  not-for-profit  foundation);  and a  director
Age: 60                    (since  October  1999) of P.R.  Pharmaceuticals  (a privately
                           held  company)  and  UNUMProvident  (an  insurance   company)
                           (since  June  1,  2002).  Formerly  Chairman  and a  director
                           (until  October  1996)  and  President  and  Chief  Executive
                           Officer  (until  October  1995)  of the  Manager,  President,
                           Chief  Executive   Officer  and  a  director  of  Oppenheimer
                           Acquisition   Corp.,    Shareholder   Services,    Inc.   and  $0               $50,001-
                           Shareholder  Financial  Services,  Inc. (until October 1995).                   $100,000
                           Formerly  Chairman and a director  (until  October  1996) and
                           President and Chief  Executive  Officer  (until October 1995)
                           of the  Manager;  President,  Chief  Executive  Officer and a
                           director  of  Oppenheimer   Acquisition  Corp.,   Shareholder
                           Services,   Inc.  and  Shareholder  Financial  Services  Inc.
                           (until   October   1995).   Oversees  41  portfolios  in  the
                           OppenheimerFunds complex.
-------------------------- -------------------------------------------------------------- ---------------- ----------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------
Sam Freedman,              A trustee or director of other  Oppenheimer  funds.  Formerly
Trustee since 1996         (until October 1994) Mr.  Freedman held several  positions in
Age: 61                    subsidiary or affiliated  companies of the Manager.  Oversees  Over $100,000    Over $100,000
                           41 portfolios in the OppenheimerFunds complex.
-------------------------- -------------------------------------------------------------- ---------------- ----------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------
Beverly   L.    Hamilton,  Trustee  (since 1996) of MassMutual  Institutional  Funds and  N/A1                  N/A1
Trustee since 2002         of  MML   Series   Investment   Fund   (open-end   investment
Age: 56                    companies);  Director of MML Services  (since April 1987) and
                           America Funds  Emerging  Markets  Growth Fund (since  October
                           1991)  (both  are  investment   companies),   The  California
                           Endowment (a philanthropy  organization)  (since April 2002),
                           and  Community   Hospital  of  Monterey   Peninsula,   (since
                           February  2002); a trustee (since  February 2000) of Monterey
                           International Studies (an educational  organization),  and an advisor to Unilever  (Holland)'s  pension  fund and to Credit
                           Suisse First  Boston's  Sprout  venture  capital  unit.  Mrs.
                           Hamilton  also is a member of the  investment  committees  of the  Rockefeller  Foundation,  the University of Michigan and
                           Hartford   Hospital.   Formerly,   Mrs.   Hamilton  held  the
                           following  position:  President  (February  1991-April  2000)
                           ARCO Investment  Management  Company.  Oversees 40 portfolios in the OppenheimerFunds complex.
-------------------------- -------------------------------------------------------------- ---------------- ----------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------
Robert J. Malone,          Director (since 2001) of Jones  Knowledge,  Inc. (a privately       N/A1             N/A1
Trustee since 2002         held  company),   U.S.   Exploration,   Inc.,  (since  1997),
Age: 58                    Colorado UpLIFT (a non-profit  organization) (since 1986) and a trustee of the Gallagher  Family  Foundation  (since 2000).
                           Formerly,  Mr. Malone held the following positions:  Chairman of U.S.  Bank (a  subsidiary  of U.S.  Bancorp  and  formerly
                           Colorado  National  Bank,)  (July  1996-April  1, 1999) and a
                           director of Commercial Assets, Inc. (1993-2000).  Oversees 40
                           portfolios in the OppenheimerFunds complex.
-------------------------- -------------------------------------------------------------- ---------------- ----------------
-------------------------- -------------------------------------------------------------- ---------------- ----------------
F. William Marshall,       Trustee  (since 1996) of MassMutual  Institutional  Funds and  $0               $50,001-
Jr., Trustee since 2000    of  MML   Series   Investment   Fund   (open-end   investment
Age: 60                    companies);  Trustee  and  Chairman  (since  May 1987) of the investment  committee for the Worcester  Polytech  Institute;
                           President and Treasurer  (since January 1999) of the SIS Fund
                           (a private not for profit charitable  organization);  Trustee
                           (since   1995)  of  the   Springfield   Library   and  Museum
                           Association;  Trustee  (since  1996) of the  Community  Music
                           School of Springfield;  Member of the investment committee of
                           the  Community  Foundation  of Western  Massachusetts  (since                   $100,000
                           1998).  Formerly,  Chairman (January 1999-July 1999) of SIS &
                           Family Bank,  F.S.B.  (formerly SIS Bank);  President,  Chief
                           Executive  Officer and Director (May  1993-December  1998) of
                           SIS  Bankcorp,   Inc.  and  SIS  Bank  (formerly  Springfield
                           Institution   for  Savings)  and  Executive   Vice  President
                           (January   1999-July  1999)  of  Peoples  Heritage  Financial
                           Group,  Inc.  Oversees 41 portfolios in the  OppenheimerFunds complex.
-------------------------- -------------------------------------------------------------- ---------------- ----------------

         The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018.  Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
--------------------------- -------------------------------------------------------------- --------------- ----------------
Name, Address, Age,         Principal   Occupation(s)   During   Past  5  Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                             of Shares      Owned in any
                                                                                            Beneficially       of the
Position(s) Held with       Trusteeships/Directorships   Held  by  Trustee  /  Number  of   Owned in the     Oppenheimer
Fund and Length of Service  Portfolios in Fund Complex Currently Overseen by Trustee            Fund            Funds
--------------------------- -------------------------------------------------------------- --------------- ----------------
--------------------------- -------------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2001
--------------------------- -------------------------------------------------------------- --------------------------------
--------------------------- -------------------------------------------------------------- --------------- ----------------
John V. Murphy,             Chairman,  Chief  Executive  Officer and director (since June
President, Trustee and      2001) and President  (since  September  2000) of the Manager;        $0         Over $100,000
Principal Executive         President  and a director  or  trustee  of other  Oppenheimer
Officer                     funds;   President  and  a  director  (since  July  2001)  of
since October 2001          Oppenheimer  Acquisition Corp. and of Oppenheimer Partnership
Age: 53                     Holdings,   Inc.;  a  director   (since   November  2001)  of
                            OppenheimerFunds  Distributor,  Inc.; Chairman and a director
                            (since  July  2001)  of  Shareholder  Services,  Inc.  and of
                            Shareholder   Financial  Services,   Inc.;  President  and  a
                            director  (since  July  2001)  of   OppenheimerFunds   Legacy
                            Program  (a  charitable  trust  program  established  by  the
                            Manager);  a director of the  following  investment  advisory subsidiaries  of  OppenheimerFunds,  Inc.: OFI  Institutional
                            Asset  Management,   Inc.  and  Centennial  Asset  Management
                            Corporation   (since   November  2001),   HarbourView   Asset
                            Management  Corporation  and OFI  Private  Investments,  Inc.
                            (since July 2001);  President  (since November 1, 2001) and a
                            director   (since  July  2001)  of  Oppenheimer   Real  Asset
                            Management,   Inc.;  a  director  (since  November  2001)  of
                            Trinity  Investment  Management  Corp. and Tremont  Advisers,
                            Inc.   (investment   advisory  affiliates  of  the  Manager);
                            Executive   Vice   President   (since   February   1997)   of
                            Massachusetts  Mutual Life  Insurance  Company (the Manager's
                            parent  company);   a  director  (since  June  1995)  of  DBL
                            Acquisition  Corporation;  formerly,  Chief Operating Officer
                            (September  2000-June  2001) of the  Manager;  President  and
                            trustee   (November   1999-November   2001)  of  MML   Series
                            Investment Fund and MassMutual  Institutional Funds (open-end investment  companies);  a  director  (September  1999-August
                            2000)  of  C.M.  Life  Insurance  Company;  President,  Chief
                            Executive Officer and director  (September  1999-August 2000)
                            of MML Bay State Life  Insurance  Company;  a director  (June
                            1989-June 1998) of Emerald Isle Bancorp and Hibernia  Savings
                            Bank (a  wholly-owned  subsidiary  of Emerald Isle  Bancorp).
                            Oversees 69 portfolios in the OppenheimerFunds complex.
--------------------------- -------------------------------------------------------------- --------------- ----------------

       The address of the Officers in the chart below is as follows: Messrs. Molleur, Levine and Zack and Ms.
Feld is 498 Seventh Avenue, New York, NY 10018, Messrs. Masterson, Vottiero and Wixted and Ms. Ives is 6803 S.
Tucson Way, Centennial, CO 80112-3924.  Each Officer serves for an annual term or until his or her resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Name, Address, Age, Position(s) Held with Fund   Principal Occupation(s) During Past 5 Years
and Length of Service
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Michael S. Levine,                               Vice President (since June 1998) of the Manager; an officer of 4
Vice President and Portfolio Manager since       portfolios in the OppenheimerFunds complex; formerly Assistant Vice
June 1999                                        President and Portfolio Manager of the Manager (April 1996 - June 1998);
Age: 37                                          prior to joining the Manager in June 1994, he was a portfolio manager and research associate for Amas Securities, Inc. (February 1990 -
                                                 February 1994).
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Brian W. Wixted,                                 Senior Vice  President and  Treasurer  (since March 1999) of the Manager;
Treasurer, Principal Financial and Accounting    Treasurer   (since   March   1999)  of   HarbourView   Asset   Management
Officer (since April 1999)                       Corporation,   Shareholder   Services,   Inc.,   Oppenheimer  Real  Asset
Age: 43                                          Management   Corporation,    Shareholder   Financial   Services,    Inc.,
                                                 Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc.
                                                 (since March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer
                                                 Millennium  Funds  plc  (since  May  2000)  and OFI  Institutional  Asset
                                                 Management,  Inc. (since  November  2000);  Treasurer and Chief Financial
                                                 Officer  (since May 2000) of  Oppenheimer  Trust Company (a trust company subsidiary of the  Manager);  Assistant  Treasurer  (since March 1999) of
                                                 Oppenheimer  Acquisition Corp. and OppenheimerFunds Legacy Program (since
                                                 April  2000);  formerly  Principal  and Chief  Operating  Officer  (March
                                                 1995-March 1999),  Bankers Trust  Company-Mutual  Fund Services Division.
                                                 An officer of 85 portfolios in the OppenheimerFunds complex.
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Philip Vottiero,                                 Vice  President/Fund   Accounting  of  the  Manager  (since  March  2002;
                                                 formerly  Vice  President/Corporate   Accounting  of  the  Manager  (July
Assistant Treasurer (since August 27, 2002)      1999-March  2002)  prior to  which  he was  Chief  Financial  Officer  at
Age: 39                                          Sovlink  Corporation  (April 1996-June 1999). An officer of 82 portfolios in the OppenheimerFunds complex.
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Connie Bechtolt,                                 Assistant Vice President of the Manager (since September 1998);  formerly
Assistant Treasurer (since October 7, 2002)
Age: 39                                          Manager/Fund  Accounting (September  1994-September 1998) of the Manager.
                                                 An officer of 82 portfolios in the OppenheimerFunds complex.
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Robert G. Zack,                                  Senior  Vice  President  (since  May 1985)  and  General  Counsel  (since
Vice President & Secretary (since November 1,    February  2002) of the  Manager;  General  Counsel and a director  (since
2001)                                            November  2001)  of  OppenheimerFunds  Distributor,   Inc.;  Senior  Vice
Age: 54                                          President and General Counsel (since November 2001) of HarbourView  Asset
                                                 Management  Corporation;  Vice President and a director  (since  November
                                                 2000) of Oppenheimer  Partnership Holdings,  Inc.; Senior Vice President,
                                                 General  Counsel  and a director  (since  November  2001) of  Shareholder
                                                 Services,   Inc.,  Shareholder  Financial  Services,  Inc.,  OFI  Private
                                                 Investments,  Inc., Oppenheimer Trust Company and OFI Institutional Asset
                                                 Management,  Inc.;  General  Counsel (since  November 2001) of Centennial
                                                 Asset  Management  Corporation;  a  director  (since  November  2001)  of
                                                 Oppenheimer  Real  Asset  Management,  Inc.;  Assistant  Secretary  and a
                                                 director (since November 2001) of  OppenheimerFunds  International  Ltd.;
                                                 Vice President (since November 2001) of OppenheimerFunds  Legacy Program;
                                                 Secretary  (since  November  2001)  of  Oppenheimer   Acquisition  Corp.;
                                                 formerly  Acting  General  Counsel  (November   2001-February  2002)  and
                                                 Associate  General  Counsel  (May  1981-October  2001)  of  the  Manager;
                                                 Assistant  Secretary of  Shareholder  Services,  Inc. (May  1985-November
                                                 2001),  Shareholder  Financial  Services,  Inc.  (November  1989-November
                                                 2001);  OppenheimerFunds  International  Ltd. And Oppenheimer  Millennium
                                                 Funds plc (October  1997-November  2001).  An officer of 85 portfolios in the OppenheimerFunds complex.
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Philip T. Masterson,                             Vice President and Assistant Counsel of the Manager (since July 1998);
Assistant Secretary                              formerly, an associate with Davis, Graham, & Stubbs LLP (January
(since August 27, 2002)                          1997-June 1998). An officer of 82 portfolios in the OppenheimerFunds
Age: 38                                          complex.
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Denis R. Molleur,                                Vice  President  and Senior  Counsel of the  Manager  (since  July 1999);
Assistant Secretary                              formerly  a  Vice   President  and  Associate   Counsel  of  the  Manager
(since November 1, 2001)                         (September   1995-July   1999).  An  officer  of  82  portfolios  in  the
Age: 45                                          OppenheimerFunds complex.
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Katherine P. Feld,                               Vice President and Senior Counsel (since July 1999) of the Manager;  Vice
Assistant Secretary                              President  (since  June  1990)  of  OppenheimerFunds  Distributor,  Inc.;
(since November 1, 2001)                         Director,  Vice  President and Assistant  Secretary  (since June 1999) of
Age: 44                                          Centennial Asset Management  Corporation;  Vice President (since 1997) of
                                                 Oppenheimer  Real Asset  Management,  Inc.;  formerly Vice  President and
                                                 Associate  Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Kathleen T. Ives,                                Vice  President and Assistant  Counsel  (since June 1998) of the Manager;
Assistant Secretary                              Vice President (since 1999) of OppenheimerFunds  Distributor,  Inc.; Vice
(since November 1, 2001)                         President and Assistant  Secretary (since 1999) of Shareholder  Services,
Age: 36                                          Inc.;  Assistant  Secretary  (since  December  2001) of  OppenheimerFunds
                                                 Legacy  Program  and  Shareholder  Financial  Services,   Inc.;  formerly
                                                 Assistant  Vice  President and Assistant  Counsel of the Manager  (August
                                                 1997-June  1998);  Assistant  Counsel of the Manager (August  1994-August
                                                 1997). An officer of 85 portfolios in the OppenheimerFunds complex.
------------------------------------------------ --------------------------------------------------------------------------

         |X|  Remuneration of Trustees.  The officers of the Fund and one Trustee of the Fund (Mr. Murphy) are
affiliated with the Manager and receive no salary or fee from the Fund.  The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended August 31,
2002.  Mr. Swain was affiliated with the Manager until January 2, 2002.  The compensation from all of the Board
II Funds (including the Fund) represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 2001.

-------------------------------------------------- -------------------------------- -------------------------------
             Trustee Name and Other                  Aggregate Compensation from     Total Compensation From All
                                                                                     Oppenheimer Funds For Which
                                                                                         Individual Serves As
                                                                                           Trustee/Director
                Fund Position(s)                             Fund as of                For Calendar Year Ended 12/31/01
                 (as applicable)                     Fiscal Year Ended 8/31/021              (41 Funds)7
-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
James C. Swain                                                  $3,829                            $02
Chairman of the Board of Trustees
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
William L. Armstrong                                            $2,545                          $78,865
Audit Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Robert G. Avis                                                  $2,564                          $79,452
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
George C. Bowen                                                 $2,450                          $75,936
Audit Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Edward L. Cameron                                               $2,446                          $75,794
Audit Committee Chairman
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Jon S. Fossel                                                   $2,716                          $84,177
Review Committee Chairman
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Sam Freedman                                                    $2,691                          $83,402
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Beverly Hamilton                                                $ 707                            None3
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
C. Howard Kast4                                                 $2,352                          $87,452
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Robert M. Kirchner4                                             $2,137                          $79,452
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Robert J. Malone                                                $ 7075                           None3
Audit Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
F. William Marshall, Jr.                                        $2,256                          $69,922
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Ned M. Steel6                                                   $1,452                          $60,000
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
William A. Baker6                                               $ 645                           $60,000
-------------------------------------------------- --------------------------------- ------------------------------
*Effective  July 1,  2000,  William  A.  Baker and Ned M.  Steel  resigned  as  Trustees  of the Board II Funds and subsequently  became Trustees  Emeritus.  For the fiscal year ended 8/31/02,  Mr. Baker received $645 and Mr. Steel received  $1,452  aggregate  compensation  from the Fund.  For the calendar year ended  December 31, 2001,  Messrs.
Baker and Steel each received $60,000 total  compensation  from all of the Oppenheimer  funds for which they served as Trustee.
1.       Aggregate compensation from the Fund includes fees and deferred compensation, if any.
2.       Mr. Swain became an Independent Trustee effective January 1, 2002,  prior to which he did not receive  compensation from any of the Board II Funds.
3.       Ms.  Hamilton and Mr. Malone were  appointed as Trustees of the Board II Funds  effective June 1, 2002 and therefore did not receive compensation from any of the Board II Funds during calendar year 2001.
4.       Messrs. Kast and Kirchner retired as Trustees from the Board II Funds effective July 1, 2002.
5.       Aggregate  compensation  from the Fund includes $707 deferred under Deferred  Compensation  Plan described below.
6.       Effective  July 1, 2000,  William A. Baker and Ned M. Steel resigned as Trustees of the Board II Funds and subsequently became Trustees Emeritus.
7.       Ms. Hamilton and Mr. Malone serve as Trustee/Director for 40 Funds.

         |X| Deferred  Compensation  Plan for Trustees.  The Board of Trustees has adopted a Deferred  Compensation
Plan for  disinterested  Trustees  that  enables  them to elect to defer  receipt of all or a portion of the annual fees they are  entitled to receive  from the Fund.  Under the plan,  the  compensation  deferred by a Trustee or is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer funds selected  by the  Trustee.  The  amount  paid to the  Trustee  under the plan  will be  determined  based  upon the performance of the selected funds.

         Deferral of Trustee's fees under the plan will not materially  affect the Fund's assets,  liabilities  and net income per share.  The plan will not  obligate  the Fund to retain the  services  of any  Trustee or to pay any particular  level of  compensation  to any  Trustee.  Pursuant to an Order  issued by the  Securities  and Exchange
Commission,  the Fund may invest in the funds selected by the Trustee under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred fee account.

         |X| Major  Shareholders.  As of  September  26,  2002,  the only  persons  who owned of record or who were known by the Fund to own of record 5% or more of the  Fund's  outstanding  Class A,  Class B,  Class C, Class N and
Class Y shares were:

RPSS TR Mull Group 401K PSP,  Attention:  Diana Lontz,  P.O Box 6561,  Wheeling WV 26003-0627 which owned 61,983.00
Class N shares, representing 14.52% of the Class N shares then outstanding.

David Mitchell & David K JO TR, Dayton Spine and Rehab Ltd. PSP FBO David F. Mitchell MD,
524 Grants Trl,  Centerville,  OH 45459-3120,  which owned  50,290.689 Class N shares,  representing  11.78% of the
Class N shares then outstanding.

The Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled by
Massachusetts Mutual Life Insurance Company.

         |X| Code of Ethics.  The Fund, the Manager and the Distributor have a Code of Ethics.
It is  designed  to detect  and  prevent  improper  personal  trading  by certain  employees,  including  portfolio managers, that would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds advised by the
Manager.  The Code of  Ethics  does  permit  personnel  subject  to the Code to  invest  in  securities,  including securities  that  may be  purchased  or held by the  Fund,  subject  to a  number  of  restrictions  and  controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the  Fund's  registration  statement  filed  with the  Securities  and
Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference  Room in  Washington,  D.C. You
can  obtain  information  about  the  hours  of  operation  of the  Public  Reference  Room by  calling  the SEC at
1-202-942-8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement  on the SEC's
EDGAR  database at the SEC's  Internet  web site at  HTTP://WWW.SEC.GOV.  Copies may be  obtained,  after  paying a
                                                     ------------------
duplicating fee, by electronic request at the following E-mail address:  PUBLICINFO@SEC.GOV.,  or by writing to the
                                                                         -------------------
SEC's Public Reference Section, Washington, D.C. 20549-0102.

         |X| The Investment  Advisory  Agreement.  The Manager provides investment advisory and management services to the Fund  under an  investment  advisory  agreement  between  the  Manager  and the Fund.  The  Manager  selects securities  for the Fund's  portfolio and handles its  day-to-day  business.  The portfolio  manager of the Fund is employed by the Manager and is the person who is  principally  responsible  for the  day-to-day  management  of the
Fund's  portfolio.  Other members of the Manager's Equity Portfolio  Department  provide the portfolio manager with counsel and support in managing the Fund's portfolio.

         The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office  space, facilities  and  equipment.  It  also  requires  the  Manager  to  provide  and  supervise  the  activities  of all
administrative  and  clerical  personnel  required  to  provide  effective   administration  for  the  Fund.  Those
responsibilities  include  the  compilation  and  maintenance  of  records  with  respect  to its  operations,  the preparation and filing of specified  reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

         The Fund pays  expenses not expressly  assumed by the Manager under the advisory  agreement or paid by the general  distributor  of the shares of the Fund.  The advisory  agreement  lists  examples of expenses  paid by the
Fund. The major categories relate to interest,  taxes, brokerage commissions,  fees to independent trustees,  legal and audit  expenses,  custodian  bank and transfer  agent  expenses,  share issuance  costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs. The management fees paid by the Fund to the Manager are  calculated  at the rates  described in the  Prospectus,  which are applied to the assets of the
Fund as a whole.  The fees are  allocated to each class of shares based upon the relative  proportion of the Fund's net assets represented by that class.

------------------------------------- --------------------------------------------------------
            Fiscal Year                               Management Fees Paid to
            Ended 8/31:                               OppenheimerFunds, Inc.
------------------------------------- --------------------------------------------------------
------------------------------------- --------------------------------------------------------
                2000                                        $16,447,234
------------------------------------- --------------------------------------------------------
------------------------------------- --------------------------------------------------------
                2001                                        $15,646,888
------------------------------------- --------------------------------------------------------
------------------------------------- --------------------------------------------------------
                2002                                        $14,372,477
------------------------------------- --------------------------------------------------------

         The investment  advisory  agreement states that in the absence of willful  misfeasance,  bad faith,  gross negligence  in the  performance  of its duties or  reckless  disregard  of its  obligations  and  duties  under the investment  advisory  agreement,  the  Manager  is not liable for any loss the Fund  sustains  for any  investment, adoption of any investment policy, or the purchase, sale or retention of any security.

         The agreement permits the Manager to act as investment  advisor for any other person,  firm or corporation and to use  the  name  "Oppenheimer"  in  connection  with  other  investment  companies  for  which  it may act as investment  advisor or general  distributor.  If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

              |X| Annual Approval of Investment Advisory Agreement.  Each year, the Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager, and
o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving  at a decision,  the Board did not single out any one factor or group of factors as being more important than other factors,  but  considered all factors  together.  The Board judged the terms and conditions of the  investment  advisory  agreement,  including the  investment  advisory fee, in light of all of the  surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory  Agreement.  One of the duties of the Manager under the investment advisory  agreement  is to arrange  the  portfolio  transactions  for the Fund.  The  advisory  agreement  contains provisions  relating to the employment of broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory agreement to employ  broker-dealers,  including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ  broker-dealers  that the Manager thinks, in its best judgment based on all relevant  factors,  will implement the policy of the Fund to obtain,  at reasonable  expense, the "best execution" of the Fund's  portfolio  transactions.  "Best execution" means prompt and reliable  execution at the most favorable price obtainable.  The Manager need not seek competitive  commission bidding.  However, it is expected to be aware of the current rates of eligible  brokers and to minimize the  commissions  paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment  advisory  agreement,  the Manager may select brokers  (other than  affiliates)  that provide  brokerage  and/or  research  services for the Fund and/or the other accounts over which the Manager or its affiliates have investment  discretion.  The commissions paid to such brokers may be higher than another  qualified broker would charge,  if the Manager makes a good faith  determination  that the  commission is fair and reasonable in relation to the services  provided.  Subject to those  considerations,  as a factor in selecting brokers for the
Fund's  portfolio  transactions,  the Manager may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage  Practices  Followed  by the  Manager.  The  Manager  allocates  brokerage  for the Fund  subject  to the provisions of the investment  advisory  agreement and the  procedures and rules  described  above.  Generally,  the
Manager's  portfolio traders allocate brokerage based upon  recommendations  from the Manager's portfolio managers.
In certain  instances,  portfolio  managers may directly place trades and allocate  brokerage.  In either case, the
Manager's executive officers supervise the allocation of brokerage.

         Transactions  in  securities  other than those for which an exchange is the primary  market are  generally done with  principals or market  makers.  In  transactions  on foreign  exchanges,  the Fund may be required to pay fixed brokerage  commissions and therefore would not have the benefit of negotiated  commissions  available in U.S.
markets.  Brokerage  commissions  are  paid  primarily  for  transactions  in  listed  securities  or  for  certain fixed-income  agency  transactions in the secondary  market.  Otherwise  brokerage  commissions are paid only if it appears  likely that a better price or execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily  uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which the option  relates.  Other funds  advised by the Manager have  investment  policies  similar to those of the
Fund.  Those other funds may purchase or sell the same  securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the  securities.  If two or more funds  advised by the Manager  purchase  the same security on the same day from the same dealer,  the  transactions  under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Most purchases of debt  obligations are principal  transactions  at net prices.  Instead of using a broker for those transactions,  the Fund normally deals directly with the selling or purchasing  principal or market maker unless the Manager  determines  that a better price or execution can be obtained by using the services of a broker.
Purchases of portfolio  securities from  underwriters  include a commission or concession paid by the issuer to the underwriter.  Purchases from dealers  include a spread  between the bid and asked prices.  The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

         The investment  advisory agreement permits the Manager to allocate  brokerage for research  services.  The research  services  provided by a particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's  other  accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment  research services include  information and analysis on particular  companies and industries as well  as  market  or  economic  trends  and  portfolio  strategy,  market  quotations  for  portfolio  evaluations, information  systems,  computer hardware and similar products and services.  If a research service also assists the
Manager  in a  non-research  capacity  (such as  bookkeeping  or other  administrative  functions),  then  only the percentage or component that provides  assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

         The Board of Trustees  permits the Manager to use stated  commissions  on  secondary  fixed-income  agency trades to obtain  research  if the broker  represents  to the  Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency  basis at the stated  commission, and (iii) the trade is not a riskless  principal  transaction.  The Board of  Trustees  permits  the Manager to use concessions  on  fixed-price  offerings  to  obtain  research,  in the  same  manner  as is  permitted  for  agency transactions.

         The research  services  provided by brokers broadens the scope and supplements the research  activities of the Manager.  That research provides  additional views and comparisons for consideration,  and helps the Manager to obtain  market  information  for the valuation of  securities  that are either held in the Fund's  portfolio or are being  considered  for  purchase.  The Manager  provides  information  to the Board about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

      ----------------------------------- ---------------------------------------------------------------------
                 Fiscal Year                                  Total Brokerage Commissions
                 Ended 8/31:                                       Paid by the Fund1
      ----------------------------------- ---------------------------------------------------------------------
      ----------------------------------- ---------------------------------------------------------------------
                     2000                                              $2,894,461
      ----------------------------------- ---------------------------------------------------------------------
      ----------------------------------- ---------------------------------------------------------------------
                     2001                                              $3,134,355
      ----------------------------------- ---------------------------------------------------------------------
      ----------------------------------- ---------------------------------------------------------------------
                     2002                                             $4,226,4322
      ----------------------------------- ---------------------------------------------------------------------
      1. Amounts do not include spreads or concessions on principal transactions on a net trade basis.
      2. In the fiscal year ended  8/31/02,  the amount of  transactions  directed  to brokers  for  research services was $318,864,284 and the amount of the commissions paid to  broker-dealers  for those services was $521,570.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's principal  underwriter  in the  continuous  public  offering  of  shares  of the  Fund's  classes  of  shares.  The
Distributor bears the expenses normally  attributable to sales,  including advertising and the cost of printing and mailing  prospectuses,  other than those  furnished to existing  shareholders.  The Distributor is not obligated to sell a specific  number of shares.  Expenses  normally  attributable  to sales are borne by the  Distributor.  They exclude payments under the Fund's  Distribution and Service Plans but include  advertising and the cost of printing and mailing prospectuses (other than prospectuses furnished to current shareholders).

|X|      The sales  charges  and  concessions  paid to, or  retained  by, the  Distributor  from the sale of shares during the Fund's three most recent  fiscal  years,  and the  contingent  deferred  sales  charges  retained by the
Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

---------------------------- ------------------------------ -------------------------------------
                               Aggregate Front-End Sales      Class A Front-End Sales Charges
  Fiscal Year Ended 8/31       Charges on Class A Shares          Retained by Distributor
---------------------------- ------------------------------ -------------------------------------
---------------------------- ------------------------------ -------------------------------------
           2000                       $2,190,051                          $631,452
---------------------------- ------------------------------ -------------------------------------
---------------------------- ------------------------------ -------------------------------------
           2001                       $2,709,328                          $813,198
---------------------------- ------------------------------ -------------------------------------
---------------------------- ------------------------------ -------------------------------------
           2002                       $2,233,812                         $667,8451
---------------------------- ------------------------------ -------------------------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the distributor.

---------------------- ------------------------- ----------------------- -------------------- ----------------------
                       Concessions on Class A    Concessions on Class    Concessions on       Concessions on Class
                       Shares Advanced by        B Shares Advanced by    Class C Shares       N Shares Advanced by
Fiscal Year            Distributor1              Distributor1            Advanced by          Distributor1
Ended8/31:                                                               Distributor1
---------------------- ------------------------- ----------------------- -------------------- ----------------------
---------------------- ------------------------- ----------------------- -------------------- ----------------------
        2000                   $300,262                $1,621,384              $96,086                 N/A
---------------------- ------------------------- ----------------------- -------------------- ----------------------
---------------------- ------------------------- ----------------------- -------------------- ----------------------
        2001                   $286,624                $2,326,642             $173,514               $ 6,563
---------------------- ------------------------- ----------------------- -------------------- ----------------------
---------------------- ------------------------- ----------------------- -------------------- ----------------------
        2002                   $203,793                $1,929,632             $154,139               $45,149
---------------------- ------------------------- ----------------------- -------------------- ----------------------
1.       The  Distributor  advances  concession  payments to dealers  for  certain  sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------ -------------------------- ------------------------ ------------------------- -------------------------
Fiscal       Class    A     Contingent  Class B Contingent       Class C Contingent        Class N Contingent
Year         Deferred Sales             Deferred Sales           Deferred Sales            Deferred Sales
Ended        Charges Retained           Charges Retained         Charges Retained          Charges Retained
8/31:        By Distributor             by Distributor           by Distributor            By Distributor
------------ -------------------------- ------------------------ ------------------------- -------------------------
------------ -------------------------- ------------------------ ------------------------- -------------------------
   2002               $9,652                   $736,732                  $10,425                     $261
------------ -------------------------- ------------------------ ------------------------- -------------------------

         For additional  information about distribution of the Fund's shares,  including fees and expenses,  please refer to "Distribution and Service Plans," below.

Distribution  and  Service  Plans.  The Fund has  adopted a Service  Plan for Class A shares and  Distribution  and
Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the Fund makes  payments to the  Distributor  for all or a portion of its costs  incurred in connection  with the distribution and/or servicing of the shares of the particular class.

         Each plan has been  approved by a vote of the Board of Trustees,  including a majority of the  Independent
Trustees,2 cast in person at a meeting called for the purpose of voting on that plan.

         Under the plans,  the Manager and the  Distributor  may make  payments  to  affiliates  and, in their sole discretion,  from time to time,  may use their own  resources  (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions for distribution and administrative  services they perform.  The
Manager  may use its profits  from the  advisory  fee it  receives  from the Fund.  In their sole  discretion,  the
Distributor  and the Manager may increase or decrease the amount of payments  they make from their own resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the  Fund's  Board  of  Trustees  and its  Independent  Trustees  specifically  vote  annually  to  approve  its continuance.  Approval  must be by a vote  cast in  person  at a  meeting  called  for the  purpose  of  voting  on continuing  the plan. A plan may be  terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the  holders of a  "majority"  (as  defined in the  Investment  Company  Act) of the  outstanding shares of that class.

         The Board of Trustees and the  Independent  Trustees  must approve all material  amendments  to a plan. An amendment to increase  materially  the amount of payments to be made under a plan must be approved by  shareholders of the class  affected by the  amendment.  Because  Class B shares of the Fund  automatically  convert into Class A shares after six years,  the Fund must obtain the approval of both Class A and Class B shareholders  for a proposed material  amendment to the Class A Plan that would materially  increase payments under the Plan. That approval must be by a "majority" (as defined in the  Investment  Company Act) of the shares of each class,  voting  separately by class.

         While the Plans are in effect,  the Treasurer of the Fund shall provide  separate  written  reports on the plans to the Board of  Trustees at least  quarterly  for its review.  The  Reports  shall  detail the amount of all payments  made under a plan and the  purpose for which the  payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

         Each Plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion of the  Independent  Trustees.  This does not prevent the  involvement of others in the selection and  nomination  process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class,  no payment will be made to any  recipient in any quarter in which the aggregate net asset  value of all Fund  shares of that class held by the  recipient  for  itself and its  customers  does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent  Trustees.  The
Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

              |_| Class A Service Plan Fees.  Under the Class A service plan,  the  Distributor  currently uses the fees it receives from the Fund to pay brokers,  dealers and other financial  institutions  (they are referred to as
"recipients")  for personal  services and account  maintenance  services they provide for their  customers who hold
Class A shares.  The services include,  among others,  answering  customer  inquiries about the Fund,  assisting in establishing  and  maintaining  accounts in the Fund,  making the Fund's  investment  plans available and providing other  services  at the  request  of the Fund or the  Distributor.  With  respect  to  purchases  of Class A shares subject to a contingent  deferred  sales charge by certain  retirement  plans that  purchased  such shares prior to
March 1, 2001 ("grandfathered  retirement  accounts"),  the Distributor currently intends to pay the service fee to
Recipients  in  advance  for the first  year  after the  shares  are  purchased.  After the first  year  shares are outstanding,  the  Distributor  makes  service fee payments to Recipients  quarterly on those  shares.  The advance payment is based on the net asset  value of shares  sold.  Shares  purchased  by  exchange  do not  qualify for the advance service fee payment.  If Class A shares purchased by grandfathered  retirement accounts are redeemed during the first year after their  purchase,  the Recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

|X|      The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.25% of average annual net assets of Class A shares.  While the plan permits the Board to authorize  payments to the Distributor to reimburse  itself for services  under the plan,  the Board has not yet done so. The  Distributor  makes payments to plan  recipients  quarterly at an annual rate not to exceed 0.25% of the average  annual net assets  consisting  of
Class A shares and held in the accounts of the recipients or their customers.

         For the fiscal year ended  August 31, 2002  payments  under the Class A Plan  totaled  $5,199,797,  all of which  was  paid  by  the  Distributor  to  recipients.  That  included  $338,493  paid  to  an  affiliate  of  the
Distributor's  parent company.  Any unreimbursed  expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.  The Distributor may not use payments  received under the
Class A Plan to pay any of its interest  expenses,  carrying  charges,  or other financial  costs, or allocation of overhead.

              |_| Class B, Class C and Class N Service and Distribution  Plan Fees.  Under each plan,  service fees and  distribution  fees are  computed  on the  average of the net asset  value of shares in the  respective  class, determined as of the close of each regular  business day during the period.  The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund under the plan  during  the period for which the fee is paid.  The types of services  that  recipients  provide are similar to the services  provided  under the Class A service plan, described above.

         The Class B,  Class C and Class N plans  permit  the  Distributor  to retain  both the  asset-based  sales charges and the  service  fees or to pay  recipients  the service  fee on a  quarterly  basis,  without  payment in advance.  However, the Distributor  currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased.  After the first year shares are  outstanding,  the Distributor  makes service fee  payments  quarterly  on those  shares.  The advance  payment is based on the net asset  value of shares  sold.
Shares  purchased by exchange do not qualify for the advance  service fee  payment.  If Class B, Class C or Class N shares are redeemed during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those shares.

         The  Distributor  retains the  asset-based  sales  charge on Class B and Class N shares.  The  Distributor retains the asset-based  sales charge on Class C shares during the first year the shares are  outstanding.  It pays the  asset-based  sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C or Class N service  fee and the Class B or Class C  asset-based  sales  charge to the dealer  quarterly  in lieu of paying the sales concessions and service fee in advance at the time of purchase.

|X|           The  asset-based  sales charges on Class B, Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the Distributor to compensate  dealers that sell those shares.  The
Fund pays the  asset-based  sales charges to the Distributor  for its services  rendered in  distributing  Class B,
Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o        pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays  service fees as described above,
o        may finance  payment of sales  concessions  and/or the  advance of the  service fee payment to  recipients under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales literature,  advertising and prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.
o        may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o        may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         When  Class  B,  Class C or Class N shares  are sold  without  the  designation  of a  broker-dealer,  the
Distributor is automatically  designated as the  broker-dealer of record.  In those cases, the Distributor  retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

|X|      The sales  concession  on the sale of Class N shares will not be paid on (i)  purchases  of Class N shares in amounts of $500,000 or more by a retirement  plan that pays for the  purchase  with the  redemption  proceeds of
Class C shares of one or more  Oppenheimer  funds  held by the plan for more than one year  (other  than  rollovers from an  OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k)  plan to any IRA  invested  in the  Oppenheimer funds),  (ii)  purchases  of Class N shares in amounts of $500,000 or more by a  retirement  plan that pays for the purchase with the  redemption  proceeds of Class A shares of one or more  Oppenheimer  funds (other than  rollovers from an  OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k)  plan to any IRA  invested  in the  Oppenheimer funds),  and (iii) purchases of Class N shares by an  OppenheimerFunds - sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

       The  Distributor's  actual  expenses  in  selling  Class B,  Class C and Class N shares may be more than the payments it receives from the  contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If the Class B, Class C or Class N plan is  terminated  by the Fund,  the Board of  Trustees  may allow the Fund to continue  payments of the asset-based  sales charge to the Distributor  for  distributing  shares before the plan was terminated.

         All payments  under the Class B, Class C and Class N plans are subject to the  limitations  imposed by the
Conduct Rules of the National  Association of Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

---------------------------------------------------------------------------------------------------------------------
Distribution Fees Paid to the Distributor for the Year Ended 8/31/02
---------------------------------------------------------------------------------------------------------------------
--------------------- ------------------ -------------------- ----------------------------- -------------------------
Class:                Total              Amount               Distributor's                 Distributor's
                                                              Aggregate                     Unreimbursed
                                                              Unreimbursed                  Expenses as
                      Payments           Retained by          Expenses                      % of Net Assets
                      Under Plan         Distributor          Under Plan                    of Class
--------------------- ------------------ -------------------- ----------------------------- -------------------------
--------------------- ------------------ -------------------- ----------------------------- -------------------------
Class B Plan          $4,110,610         $3,224,6081          $10,921,681                   3.34%
--------------------- ------------------ -------------------- ----------------------------- -------------------------
--------------------- ------------------ -------------------- ----------------------------- -------------------------
Class C Plan          $   840,947        $163,0482            $2,143,424                    2.94%
--------------------- ------------------ -------------------- ----------------------------- -------------------------
--------------------- ------------------ -------------------- ----------------------------- -------------------------
Class N Plan          $     14,148       $  14,2043           $   117,059                   2.88%
--------------------- ------------------ -------------------- ----------------------------- -------------------------
1.  Includes $79,365 paid to an affiliate of the Distributor's parent company.
2.  Includes $27,859 paid to an affiliate of the Distributor's parent company.
3.  Includes $18 paid to an affiliate of the Distributor's parent company.

Performance of the Fund

Explanation  of  Performance  Terminology.  The  Fund  uses  a  variety  of  terms  to  illustrate  its  investment performance.  Those terms include  "cumulative  total return," "average annual total return," "average annual total return at net asset  value"  and  "total  return at net asset  value."  An  explanation  of how total  returns  are calculated  is set forth below.  The charts below show the Fund's  performance  as of the Fund's most recent fiscal year end. You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

         The  Fund's  illustrations  of its  performance  data in  advertisements  must  comply  with  rules of the
Securities and Exchange  Commission.  Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  In  general,  any  advertisement  by the Fund of its  performance  data must  include the average  annual total returns for the advertised  class of shares of the Fund.  Those returns must be shown for the
1-, 5- and 10-year  periods  (or the life of the class,  if less)  ending as of the most  recently  ended  calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance  of other funds for the same periods.  However,  a number of factors  should be considered  before using the Fund's performance information as a basis for comparison with other investments:
         o    Total returns  measure the  performance  of a hypothetical  account in the Fund over various  periods and do not show the  performance  of each  shareholder's  account.  Your account's  performance  will vary from the model  performance  data if your  dividends are received in cash,  or you buy or sell shares during the period,  or you bought your shares at a different time and price than the shares used in the model.
         o    The Fund's  performance  returns do not reflect the effect of taxes on  dividends  and capital  gains distributions.
         o    An investment in the Fund is not insured by the FDIC or any other government agency.
         o    The  principal  value of the Fund's  shares and total  returns are not  guaranteed  and normally will fluctuate on a daily basis.
         o    When an investor's shares are redeemed, they may be worth more or less than their original cost.

         Total returns for any given past period  represent  historical  performance  information  and are not, and should not be considered, a prediction of future returns.

         The  performance  of each class of shares is shown  separately,  because the  performance of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns  of each  class of  shares of the Fund are  affected  by  market  conditions,  the  quality  of the  Fund's investments,  the  maturity  of debt  investments,  the types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

         |X| Total  Return  Information.  There are  different  types of "total  returns"  to  measure  the  Fund's performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital gains  distributions  are  reinvested in additional  shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares,  the total returns for each class are  separately  measured.  The cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However,  average annual total returns do not show actual year-by-year  performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In  calculating  total  returns  for Class A  shares,  the  current  maximum  sales  charge of 5.75% (as a percentage  of the  offering  price) is deducted  from the  initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the  applicable  contingent  deferred sales  charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the  second  year,  3.0% in the third and fourth  years,  2.0% in the fifth  year,  1.0% in the sixth year and none thereafter.  For Class C shares,  the 1% contingent  deferred sales charge is deducted for returns for the one-year period.  For Class N shares,  the 1%  contingent  deferred  sales  charge is deducted  for returns for the one-year period,  and total returns for the periods prior to March 1, 2001 (the  inception date for Class N shares) is based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.

              |_| Average  Annual  Total  Return.  The "average  annual  total  return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years. It is the rate of return based on the change in value of a  hypothetical  initial  investment of $1,000 ("P" in the formula  below) held for a number of years ("n" in the formula) to achieve an Ending  Redeemable  Value  ("ERV" in the  formula) of that  investment, according to the following formula:

                                                 [OBJECT OMITTED]

|_|      Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

|_|      Average Annual Total Return (After Taxes on Distributions and Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR     1/n     - 1=  Average Annual Total Return (After Taxes on Distributions and Redemption)
-----
  P

  ------------------------------------------------------------------------------------------------------------------------------
                              Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                                                  For the Periods Ended 8/31/02
  ------------------------------------------------------------------------------------------------------------------------------
  -------------------------------------- ------------------------- ------------------------------ ------------------------------
                                                  1-Year             5-Year (or Life of Class)     10-Year (or Life of Class)
  -------------------------------------- ------------------------- ------------------------------ ------------------------------
  -------------------------------------- ------------------------- ------------------------------ ------------------------------
  -------------------------------------          -24.18%                      -1.72%                          5.56%
      After Taxes on Distributions
  -------------------------------------- ------------------------- ------------------------------ ------------------------------
  -------------------------------------- ------------------------- ------------------------------ ------------------------------
  After Taxes on Distributions and                   -13.11%                   0.09%                          5.81%
  Redemption of Fund Shares
  -------------------------------------- ------------------------- ------------------------------ ------------------------------
   1. Inception of Class A shares: 12/1/70.
-------------------------------------------------------------------------------------------------------------------

              |_|  Cumulative  Total  Return.  The  "cumulative  total return"  calculation  measures the change in value of a  hypothetical  investment of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors as average  annual  total  return,  but it does not  average  the rate of return on an annual  basis.
Cumulative total return is determined as follows:

-------------------------------------------------------------------------------------------------------------------
                                                 [OBJECT OMITTED]
-------------------------------------------------------------------------------------------------------------------

              |_| Total  Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative  or an average annual total return "at net asset value"  (without  deducting  sales charges) for Class A, Class B or Class
N shares.  Each is based on the  difference  in net  asset  value  per  share at the  beginning  and the end of the period  for a  hypothetical  investment  in that  class of shares  (without  considering  front-end  or  contingent
deferred  sales  charges)  and  takes  into   consideration   the  reinvestment  of  dividends  and  capital  gains
distributions.

---------------------------------------------------------------------------------------------------------------------------
                                  The Fund's Total Returns for the Periods Ended 8/31/02
---------------------------------------------------------------------------------------------------------------------------
--------------- --------------------------- -------------------------------------------------------------------------------
Class of        Cumulative Total                                     Average Annual Total Returns
Shares          Returns (10 years or
                Life of Class)
--------------- --------------------------- -------------------------------------------------------------------------------
--------------- --------------------------- --------------------------- ----------------------- ---------------------------
                                                      1-Year                    5-Year                   10-Year
                                                                          (or life-of-class)        (or life-of-class)
--------------- --------------------------- --------------------------- ----------------------- ---------------------------
--------------- ------------- ------------- ------------- ------------- ---------- ------------ ------------ --------------
                After         Without       After         Without       After      Without      After        Without
                Sales         Sales         Sales         Sales         Sales      Sales        Sales        Sales
                Charge        Charge        Charge        Charge        Charge     Charge       Charge       Charge
--------------- ------------- ------------- ------------- ------------- ---------- ------------ ------------ --------------
--------------- ------------- ------------- ------------- ------------- ---------- ------------ ------------ --------------
Class A           120.46%1      133.91%1      -22.48%       -17.75%       0.92%       2.12%       8.23%1        8.87%1
--------------- ------------- ------------- ------------- ------------- ---------- ------------ ------------ --------------
--------------- ------------- ------------- ------------- ------------- ---------- ------------ ------------ --------------
Class B            90.03%2       90.03%2      -22.15%       -18.31%       1.08%       1.35%       7.36%2        7.36%2
--------------- ------------- ------------- ------------- ------------- ---------- ------------ ------------ --------------
--------------- ------------- ------------- ------------- ------------- ---------- ------------ ------------ --------------
Class C            55.57%3       55.57%3      -19.07%       -18.30%       1.34%       1.34%       6.68%3        6.68%3
--------------- ------------- ------------- ------------- ------------- ---------- ------------ ------------ --------------
--------------- ------------- ------------- ------------- ------------- ---------- ------------ ------------ --------------
Class N           -18.79%4      -18.04%4      -18.66%4      -17.89%4     -12.964     -12.424        N/A           N/A
--------------- ------------- ------------- ------------- ------------- ---------- ------------ ------------ --------------
1. Inception of Class A: 12/1/70
2. Inception of Class B: 8/17/93.  Because Class B shares convert to Class A shares 72 months after  purchase,  the
"Life-of-Class"     return for Class B shares uses Class A performance for the period after conversion.
3. Inception of Class C: 11/1/95
4. Inception of Class N: 3/1/01.

Other  Performance   Comparisons.   The  Fund  compares  its  performance   annually  to  that  of  an  appropriate
broadly-based  market index in its Annual Report to  shareholders.  You can obtain that  information  by contacting the Transfer  Agent at the  addresses  or  telephone  numbers  shown on the cover of this  Statement of  Additional
Information.  The Fund may also  compare its  performance  to that of other  investments,  including  other  mutual funds,  or use  rankings  of its  performance  by  independent  ranking  entities.  Examples  of these  performance comparisons are set forth below.

              |_| Lipper  Rankings.  From time to time the Fund may publish the ranking of the  performance  of its classes of shares by Lipper,  Inc.  ("Lipper").  Lipper is a  widely-recognized  independent mutual fund monitoring service.  Lipper monitors the performance of regulated  investment  companies,  including the Fund, and ranks their performance  for various  periods in  categories  based on investment  styles.  Lipper  currently  ranks the Fund's performance  against all other equity  income  funds.  The Lipper  performance  rankings are based on total returns that include the reinvestment of capital gain  distributions  and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes  "peer-group"  indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

              |_|  Morningstar  Rankings.  From  time  to time  the  Fund  may  publish  the  star  ranking  of the performance  of its  classes of shares by  Morningstar,  Inc.,  an  independent  mutual  fund  monitoring  service.
Morningstar  ranks mutual  funds in their  specialized  market  sector.  The Fund is ranked in the domestic  hybrid category.

         Morningstar proprietary star rankings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding
consistent performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

         |_| Performance  Rankings and Comparisons by Other Entities and  Publications.  From time to time the Fund may include in its advertisements and sales literature  performance  information about the Fund cited in newspapers and other  periodicals  such as The New York Times,  The Wall Street Journal,  Barron's,  or similar  publications.
That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the Fund's classes of shares may be compared in  publications  to the  performance of various market indices or other  investments,  and  averages,  performance  rankings or other  benchmarks  prepared by  recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share  classes to the return on  fixed-income investments  available  from banks and  thrift  institutions.  Those  include  certificates  of  deposit,  ordinary interest-paying  checking and savings  accounts,  and other forms of fixed or variable time  deposits,  and various other  instruments  such as Treasury  bills.  However,  the Fund's  returns and share price are not  guaranteed  or insured  by the FDIC or any other  agency  and will  fluctuate  daily,  while bank  depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent,  and of the investor services  provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the Oppenheimer funds  themselves.  Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their  services to those provided by other mutual fund families  selected by the rating or ranking  services.  They may be based upon the  opinions  of the rating or  ranking  service  itself,  using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may  include  in its  advertisements  and  sales  literature  the total  return performance of a hypothetical  investment  account that includes  shares of the Fund and other  Oppenheimer  funds.
The combined  account may be part of an  illustration of an asset  allocation  model or similar  presentation.  The account  performance  may combine total return  performance  of the Fund and the total return  performance of other
Oppenheimer funds included in the account.  Additionally,  from time to time, the Fund's  advertisements  and sales literature may include,  for  illustrative or comparative  purposes,  statistical data or other  information  about general or specific market and economic conditions. That may include, for example,
o        information  about the  performance  of certain  securities  or  commodities  markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies  included in segments of particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the gross  national  or gross  domestic  product of the  United  States or other countries or regions,
o        comparisons  of  various  market   sectors  or  indices  to  demonstrate   performance,   risk,  or  other
             characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix
C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $25. Effective
November 1, 2002, for any new Asset Builder Plan, each purchase through AccountLink must be at least $50 and
                                                                                                         ---
shareholders must invest at least $500 before an Asset Builder Plan can be established on a new account. Accounts established prior to November 1, 2001 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New
York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days.  If
Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

         |X|  Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o        Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o        Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class
                  A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                                    Oppenheimer Real Asset Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund                       OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Mercury Advisors S&P 500 Index Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:
Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds and Oppenheimer Senior Floating Rate Fund.  Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the
Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.  Letters of Intent do not consider Class C or
Class N shares you purchase or may have purchased.

         A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period
(the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds)
that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.  Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.
If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent  will not hold  shares  in  escrow  for  purchases  of  shares  of the Fund and other
Oppenheimer  funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan  by the  end of the  Letter  of  Intent  period,  there  will  be no  adjustment  of  concessions  paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period.  All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

         1.   Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent.  For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.   If the total minimum investment specified under the Letter is completed within the 13-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3.   If, at the end of the 13-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.   By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.       The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other
                  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.   Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans.  To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Currently, the minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for those accounts established prior to November 1, 2002. However, as described above under "AccountLink," for Asset Builder Plans established on or after November 1, 2002, the minimum investment for new Asset Builder Plans will increase to $50, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset Builder Plan can be established.
                     ---
Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically.  Normally the debit will be made two business days prior to the investment dates you selected on your application.  Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor.  Complete the application and return it.  You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them.  The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information.
Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets
(other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.  OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the
Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do
so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features.  The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.  A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

|X|      Class A Shares  Subject to a Contingent  Deferred  Sales  Charge.  For  purchases of Class A shares at net asset value whether or not subject to a contingent  deferred sales charge as described in the Prospectus,  no sales concessions  will be paid to the  broker-dealer  of record,  as  described in the  Prospectus,  on sales of Class A shares purchased with the redemption  proceeds of shares of another mutual fund offered as an investment  option in a retirement plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the  Distributor,  if the  purchase  occurs  more  than 30 days  after the  Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer  funds held by the plan for more than 18 months.

         |X|  Class B Conversion. Under current interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase
                  Pension Plans,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the
                  recordkeeper or the plan sponsor for which has entered into a special agreement with the
                  Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the
                  Oppenheimer funds is $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.
o        to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o        on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

         |X|  Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the
Fund's assets and are  not paid directly by shareholders.  However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.  General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and  service plan (12b-1)
fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, effective September 27, 2002, a $12 annual fee is charged on any account valued at less than $500.  This fee will not be charged for:
o        Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation; and
o        Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

         The fee is charged annually on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.
                                           ------------------------

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange ("the Exchange") on each day that the
Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this Statement of Additional Information mean "Eastern time."
The Exchange's most recent annual announcement (which is subject to change) states that it will close on New
Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain securities on days on which the
Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the
Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on
European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New
York Stock Exchange.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

         |X|  Securities Valuation.  The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o        Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:
(1)      if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)      if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
                      "asked" prices on the valuation date or, if not,  at the closing "bid" price on the valuation date.
o        Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date,
                      or
(3)      at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on
Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on
Nasdaq on the valuation date.  If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's
Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the
Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business.  No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order.  The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, and Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the
Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the
Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the
Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix.  The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from OppenheimerFunds-sponsored IRAs, SEP-IRAs,
SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares"
in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed plan sponsors) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the
Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent)
must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.
Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal
Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00
P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).
         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy
Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.  These provisions may be amended from time to time by the
Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

         |X|  Automatic Exchange Plans.  Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Effective November 1, 2002, the minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds
Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this
Statement of Additional Information.

|X|      Automatic  Withdrawal  Plans.  Fund  shares will be redeemed as  necessary  to meet  withdrawal  payments.
Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions will be redeemed next,  followed by shares acquired with a sales charge, to the extent necessary to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the  investor's  principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer
Agent.  Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date.  Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer
Agent.  The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer Agent.  The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form.  Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial New York Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Centennial Tax Exempt Trust
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Limited Term Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Oppenheimer Senior Floating Rate Fund
         Oppenheimer New Jersey Municipal Fund                     Limited Term New York Municipal Fund
         Oppenheimer New York Municipal Fund                       Rochester Fund Municipals

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Limited Term Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored
         401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves
         acquired by exchange of Class M shares.
o        Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other
         Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money
         Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only
         participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
         Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of
         Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
o        Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers QM
         Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
         They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other
         Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester National Municipals and Rochester Fund
Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester National Municipals and Rochester Fund Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer
Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early
Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class
A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o        With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class
B shares.

o        With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class
C shares.

o        With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or
403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o        When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in
"How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X|  Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |X|  Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|      Processing  Exchange  Requests.  Shares to be  exchanged  are  redeemed  on the regular  business  day the
Transfer Agent receives an exchange request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it  would  be  disadvantaged  by an  immediate  transfer  of the  redemption proceeds.  The Fund reserves the right, in its  discretion,  to refuse any exchange  request that may  disadvantage
it. For example,  if the receipt of multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio  securities at a time or at a price that might be  disadvantageous  to the Fund,  the Fund may refuse the request.
|X|
         When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange
Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege,"
above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.  The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Normally, purchase checks received from investors are converted to Federal Funds on the next business day.  Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

         Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form.  Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

         The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the
Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

         The Fund has no fixed dividend rate for Class B, Class C and Class N shares, and the rate can change for
Class A shares. There can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on
Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and
Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of
Oppenheimer Money Market Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.  The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the
Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|      Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the
Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|      Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the
Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|      Taxation of Fund  Distributions.  The Fund anticipates  distributing  substantially  all of its investment company  taxable income for each taxable year.  Those  distributions  will be taxable to  shareholders  as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.
The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35%
corporate tax rate.  If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid.
As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that
                                            -------
number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|      Tax Effects of Redemptions of Shares.  If a shareholder  redeems all or a portion of his/her  shares,  the
                                                                                          -
shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference  between the proceeds of the redeemed  shares and the  shareholder's  adjusted tax basis in the shares.  All or a portion of any loss  recognized in that manner may be disallowed if the  shareholder  purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|      Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income")
to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S.
                                                        ---
trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

         If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person.
All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer
Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions.
.. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  Citibank, N.A. is the custodian of the Fund's assets.  The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER CAPITAL INCOME FUND:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Capital Income Fund, including the statement of investments, as of
 August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated.
 These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Capital Income Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

 /s/ DELOITTE & TOUCHE LLP
--------------------------
 DELOITTE & TOUCHE LLP

 Denver, Colorado
 September 23, 2002

STATEMENT OF INVESTMENTS  AUGUST 31, 2002

                                                                                                MARKET VALUE
                                                                                SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------

COMMON STOCKS--42.3%
--------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.5%
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.5%
CSK Auto Corp.(1,2)                                                          1,862,614        $   23,562,067
--------------------------------------------------------------------------------------------------------------
CSK Auto Corp.(1,2,3)                                                        4,524,886            57,239,808
                                                                                              ----------------
                                                                                                  80,801,875
--------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.8%
--------------------------------------------------------------------------------------------------------------
TOBACCO--5.8%
Loews Corp./Carolina Group                                                     775,000            20,072,500
--------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.(4)                                                  2,250,000           112,500,000
                                                                                              ----------------
                                                                                                 132,572,500
--------------------------------------------------------------------------------------------------------------
ENERGY--3.3%
--------------------------------------------------------------------------------------------------------------
OIL & GAS--3.3%
ChevronTexaco Corp.                                                            200,000            15,326,000
--------------------------------------------------------------------------------------------------------------
Conoco, Inc.                                                                   250,000             6,137,500
--------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                           1,025,000            25,368,750
--------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                         450,000            23,661,000
--------------------------------------------------------------------------------------------------------------
Unocal Corp.(4)                                                                150,000             4,960,500
                                                                                              ----------------
                                                                                                  75,453,750
--------------------------------------------------------------------------------------------------------------
FINANCIALS--19.5%
--------------------------------------------------------------------------------------------------------------
BANKS--8.1%
Charter One Financial, Inc.                                                    750,000            25,275,000
--------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                  1,750,000            42,227,500
--------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                         500,000            13,825,000
--------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                   400,000            18,436,000
--------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                 1,275,000            27,399,750
--------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.(4)                                                   1,500,000            56,715,000
                                                                                              ----------------
                                                                                                 183,878,250
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--6.5%
CIT Group, Inc.(1)                                                             775,000            16,856,250
--------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                              2,050,000            67,137,500
--------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                  500,000            18,055,000
--------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                      1,750,000            46,200,000
                                                                                              ----------------
                                                                                                 148,248,750

                     11 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENT OF INVESTMENTS  CONTINUED

                                                                                                MARKET VALUE
                                                                                SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
INSURANCE--3.9%
ACE Ltd.                                                                       222,100        $    7,065,001
--------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                          815,000            44,173,000
--------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                             475,000            20,643,500
--------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. B(1)                                    181,969             2,964,275
--------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                         200,000            14,722,000
                                                                                              ----------------
                                                                                                  89,567,776
--------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
Anthracite Capital, Inc.                                                       925,000            11,423,750
--------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust                                                          380,000            10,013,000
                                                                                              ----------------
                                                                                                  21,436,750
--------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.0%
--------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.0%
Bristol-Myers Squibb Co.                                                       525,000            13,098,750
--------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                200,000             8,740,000
                                                                                              ----------------
                                                                                                  21,838,750
--------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.2%
--------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
Tyco International Ltd.                                                      1,750,000            27,457,500
--------------------------------------------------------------------------------------------------------------
MATERIALS--0.6%
--------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Lyondell Chemical Co.                                                           34,000               487,220
--------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Sappi Ltd., Sponsored ADR                                                    1,072,500            13,245,375
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
BellSouth Corp.                                                                225,000             5,247,000
--------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                       400,000             9,896,000
--------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                   300,000             9,300,000
                                                                                              ----------------
                                                                                                  24,443,000

--------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Corp.                                                                   1,000,000            12,220,000
--------------------------------------------------------------------------------------------------------------
UTILITIES--5.8%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
Exelon Corp.                                                                   100,000             4,682,000
--------------------------------------------------------------------------------------------------------------
GAS UTILITIES--5.6%
El Paso Corp.                                                                  599,330            10,134,670
--------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP                                               108,500             3,532,760

                     12 | OPPENHEIMER CAPITAL INCOME FUND
                        |

                                                                                                MARKET VALUE
                                                                                SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
GAS UTILITIES Continued
Kinder Morgan Management LLC                                                 2,155,969        $   69,012,568
--------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                          1,070,000            44,073,300
                                                                                              ----------------
                                                                                                 126,753,298
--------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.0%
Dynegy, Inc.                                                                   175,000               364,000
                                                                                              ----------------
Total Common Stocks (Cost $774,220,217)                                                          963,450,794

--------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--10.3%
--------------------------------------------------------------------------------------------------------------
ACE Ltd., 8.25% Cv. Preferred Redeemable Increased Dividend
Equity Securities, Non-Vtg.                                                    325,000            21,693,750
--------------------------------------------------------------------------------------------------------------
Broadwing Communications, Inc., 12.50% Jr. Exchangeable Cum.,
Series B, Non-Vtg.(3)                                                            3,500               350,000
--------------------------------------------------------------------------------------------------------------
California Federal Preferred Capital Corp., 9.125% Non-Cum.
Exchangeable, Series A, Non-Vtg.                                               100,000             2,655,000
--------------------------------------------------------------------------------------------------------------
Duke Energy Corp., 8% Cv. Equity Units, Series B (each equity unit consists of units referred to as corporate units with a stated value of $25 per corporate unit; each corporate unit consists of a purchase contract to purchase Duke Energy Corp. common stock and $25 principal
amount of Duke Capital Corp., 4.32% sr. nts., 2006), Non-Vtg.(5)               108,100             2,248,480
--------------------------------------------------------------------------------------------------------------
El Paso Corp., 9% Cv. Equity Security Units (each unit has a stated
value of $50 and consists of a purchase contract to purchase El
Paso Corp. common stock and $50 principal amount of El Paso
Corp., 6.14% sr. nts., 8/16/07)(5)                                             375,000            16,537,500
--------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.                 400,000            11,700,000
--------------------------------------------------------------------------------------------------------------
Equity Securities Trust I, 6.50% Cv., Series CVC                               875,000            12,118,750
--------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv. Trust Preferred
Securities, Non-Vtg.                                                           225,000            10,338,750
--------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 8% Redeemable Cv., Non-Vtg.                          30,000            13,777,500
--------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Equity Units (each unit consists of units referred to as corporate units which consist of $25 principal amount of
NRG Energy, Inc., 6.50% sr. debs., 5/16/01 and a purchase contract
to purchase NRG Energy, Inc. common stock), Non-Vtg.(5)                        456,100             1,377,422
--------------------------------------------------------------------------------------------------------------
National Australia Bank Ltd., ExCaps (each ExCap consists of $25 principal amount of 7.875% Perpetual Capital Security and a
purchase contract entitling the holder to exchange ExCaps for
ordinary shares of the Bank)(5)                                                500,000            16,825,000
--------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 6.75% Cv. Equity Security Units (each unit consists of a contract to purchase Prudential Financial, Inc.
common stock and a redeemable capital security of Prudential
Financial Capital Trust I)(5)                                                  242,500            12,677,900
--------------------------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv., Non-Vtg.(6)                                     400,000             3,926,400
--------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 2% Cv. Zero-Premium Exchangeable Sub. Nts.
(exchangeable for cash based on value of Time Warner, Inc. common stock)     1,175,000            22,301,500

                     13 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENT OF INVESTMENTS  CONTINUED

                                                                                                MARKET VALUE
                                                                                SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS Continued
--------------------------------------------------------------------------------------------------------------
Sempra Energy, 8.50% Cv. Equity Units (each equity unit consists of income equity units, each with a stated value of $25 and
consists of a purchase contract to purchase Sempra Energy
common stock and $25 principal amount of Sempra Energy,
5.60% sr. nts., 5/17/07)(5)                                                    675,000        $   16,341,750
--------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 7.25% Cum. Cv  Preferred Income Equity Redeemable Stock       700,000            10,164,000
--------------------------------------------------------------------------------------------------------------
Sovereign Capital Trust II, 7.50% Cv. Preferred Income Equity
Redeemable Stock Units (each unit consists of one preferred plus one warrant to purchase 5.3355 shares of Sovereign Bancorp
common stock)(5)                                                               225,000            18,900,000
--------------------------------------------------------------------------------------------------------------
Toys R Us, Inc., 6.25% Cv. Equity Security Units (each equity security unit has a stated amount of $50 and consists of a contract to purchase
Toys R Us, Inc. common stock and $50 principal amount of Toys R Us, Inc.,
6.25% sr. nts., 8/16/07)(5)                                                     40,000             1,674,400
--------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.              512,500            11,403,125
--------------------------------------------------------------------------------------------------------------
Union Pacific Capital Trust, 6 25% Cum. Cv. Term Income Deferrable
Equity Securities, Non-Vtg.                                                    140,000             7,227,500
--------------------------------------------------------------------------------------------------------------
United Rental Trust I, 6.50% Cv  Quarterly Income Preferred Securities,
Non-Vtg.                                                                       375,000            10,218,750
--------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 7.75% Cv  Premium Equity Participating Security           250,000             6,507,500
--------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 9% Cv. Flexible Equity-Linked Security PACS
Units [each unit is referred to as Income PACS, each has a stated
amount of $25 and consists of a purchase contract to purchase
Williams Cos., Inc. (The) common stock and $25 principal amount
of Williams Cos., Inc., (The), 6.50% sr. nts., 2/16/07], Non-Vtg.(5)           500,000             3,915,000
                                                                                              ----------------
Total Preferred Stocks (Cost $311,341,613)                                                       234,879,977

                                                                             PRINCIPAL
                                                                                AMOUNT
--------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--8 1%
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
Participation Certificates, 9%, 8/1/22-5/1/25                             $    846,261               937,249
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 9/25/32(7)                                                             126,000,000           128,441,250
6.50%, 9/1/32(7)                                                            30,000,000            30,975,000
7%, 9/25/32(7)                                                              15,000,000            15,623,430
--------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-WF1, Cl. A2, 7.319%, 11/15/28(6,8)                 4,031,143             4,124,048
--------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2002-AR10, Cl. A1, 2.359%, 10/25/32(3,8)   4,070,000             4,072,544
                                                                                                --------------
Total Mortgage-Backed Obligations (Cost $183,027,411)                                            184,173,521

--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.9%
--------------------------------------------------------------------------------------------------------------
Daimler Chrysler Auto Trust, Automobile Loan Pass-Through
Certificates, Series 2002-B, Cl  A2, 2.20%, 4/6/05                           2,810,000             2,810,000
--------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Certificates,
Series 2002-D, Cl. A2A, 2.13%, 3/15/05(3)                                    5,140,000             5,139,560

                     14 | OPPENHEIMER CAPITAL INCOME FUND
                        |

                                                                             PRINCIPAL          MARKET VALUE
                                                                                AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2002-2, Cl. A1, 1.91%, 4/15/07(3)                                  $  3,080,000        $    3,072,300
--------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Mtg. Obligations,
Series 2002-3, Cl. A2, 2.26%, 12/18/04                                       3,560,000             3,570,819
--------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2002-2, Cl. A2, 2.15%, 12/19/05(3)                                    2,570,000             2,566,659
--------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Auto Receivable Nts.,
Series 2002-C, Cl. A2, 1.94%, 9/15/04                                        3,730,000             3,729,869
                                                                                              ----------------
Total Asset-Backed Securities (Cost $20,888,706)                                                  20,889,207

--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7 4%
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 6.25%, 7/15/32                 4,000,000             4,390,240
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn  Unsec. Nts., 6.375%, 6/15/09                 9,500,000            10,731,418
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.375%, 8/15/12                                                             22,060,000            22,486,552
5.375%, 2/15/31                                                             32,635,000            34,816,193
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.25%, 8/15/07                                                              18,085,000            18,124,570
5%, 2/15/11                                                                 30,000,000            32,146,890
6.50%, 2/15/10                                                              39,600,000            46,297,984
                                                                                              ----------------
Total U.S. Government Obligations (Cost $161,841,334)                                            168,993,847

--------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.0%
--------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $950,438)                     940,000               964,675

--------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--8.9%
--------------------------------------------------------------------------------------------------------------
AT&T Corp., 8% Sr. Nts., 11/15/31                                            3,810,000             3,382,327
--------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7 50% Sr. Unsec. Nts., 5/1/07                  6,000,000             5,285,970
--------------------------------------------------------------------------------------------------------------
AXA Group, 8.60% Unsec. Sub. Nts., 12/15/30                                  1,650,000             1,828,603
--------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 7.45% Unsec  Debs., 8/1/29                                1,845,000             2,027,365
--------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc.
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                     4,000,000             3,920,000
8.50% Sr. Sub. Nts., 12/1/08                                                 2,500,000             2,500,000
--------------------------------------------------------------------------------------------------------------
American International Group, Inc./SunAmerica Global Financing VI,
6.30% Sr. Sec. Nts., 5/10/11(6)                                              1,365,000             1,469,799
--------------------------------------------------------------------------------------------------------------
Amtran, Inc., 9.625% Nts., 12/15/05                                          3,000,000             1,425,000
--------------------------------------------------------------------------------------------------------------
Anthem, Inc., 6.80% Bonds, 8/1/12                                            1,430,000             1,482,848
--------------------------------------------------------------------------------------------------------------
Auburn Hills Trust, 12% Gtd. Exchangeable Certificates, 5/1/20(8)            5,000,000             7,568,545
--------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07(3)                                    2,500,000             2,687,500
--------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12(6)                            800,000               808,000
--------------------------------------------------------------------------------------------------------------
BellSouth Corp., 5% Nts., 10/15/06                                           1,885,000             1,905,961
--------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.65% Sr  Unsec. Nts., 5/15/06                         1,750,000             1,801,100
--------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                300,000               312,000
--------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co., 5.75% Nts., 10/1/11                                1,780,000             1,842,855

                     15 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENT OF INVESTMENTS  CONTINUED

                                                                             PRINCIPAL          MARKET VALUE
                                                                                AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp., 5.90% Sr. Nts., 7/1/12                $  1,355,000        $    1,419,118
--------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr  Unsec. Debs., 7/15/18                         3,000,000             2,280,000
--------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Unsec  Nts., 6/15/06(2)                             10,000,000            10,612,500
--------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 4.45% Nts., 6/30/05                                   1,360,000             1,405,805
--------------------------------------------------------------------------------------------------------------
Carolina Power & Light Co., 6.50% Nts., 7/15/12                                270,000               288,134
--------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125% Sr. Unsec. Nts., 4/1/11                      5,000,000             4,925,000
--------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25% Sub. Nts.  10/1/10                                    2,760,000             3,096,916
--------------------------------------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9 50% Sr. Unsec. Sub. Nts., 4/1/09               300,000               312,750
--------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.75% Nts., 4/15/07                  1,750,000             1,839,901
--------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31                          15,000                17,537
--------------------------------------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                                            1,125,000             1,187,205
--------------------------------------------------------------------------------------------------------------
Deutsche Telekom International BV, 8.25% Unsec. Unsub. Nts., 6/15/05(8)      1,800,000             1,905,345
--------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., 7.25% Sr  Nts., 5/1/09                                    500,000               515,973
--------------------------------------------------------------------------------------------------------------
EOP Operating LP, 7.34% Unsec  Nts., 11/15/07                                  110,000               122,651
--------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr  Unsec. Nts., 2/1/09                           7,500,000             7,500,000
--------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09   9,000,000             9,000,000
--------------------------------------------------------------------------------------------------------------
Entravision Communications Corp.  8.125% Sr. Sub. Nts., 3/15/09                400,000               411,000
--------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                        1,500,000             1,402,500
--------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 10.375% Sr. Unsec. Nts., 10/1/07              2,500,000             2,625,000
--------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.30% Sr. Nts., 4/1/09                    1,850,000             1,938,794
--------------------------------------------------------------------------------------------------------------
Ferrellgas Partners LP, 9.375% Sr. Sec. Nts., Series B, 6/15/06(3)           5,000,000             5,175,000
--------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 9.25% Sr. Nts., 6/15/10                                  5,000,000             4,850,000
--------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45% Bonds, 7/16/31                                         5,370,000             4,686,318
--------------------------------------------------------------------------------------------------------------
France Telecom SA, 7.70% Sr. Unsec. Nts., 3/1/06(8)                            760,000               789,230
--------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.:
6% Nts., 6/15/12                                                               550,000               579,680
6.75% Nts., Series A, 3/15/32                                                1,100,000             1,176,004
--------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.  6.875% Unsec. Unsub. Nts., 8/28/12(3)       3,480,000             3,440,484
--------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr  Nts., Series C, 12/1/08                     10,000,000             9,737,500
--------------------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9.25% Sr. Unsec. Sub. Nts.,
  2/1/06                                                                     4,200,000             4,284,000
--------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09(6)                         400,000               412,000
--------------------------------------------------------------------------------------------------------------
Imax Corp., 7.875% Sr. Nts., 12/1/05                                         5,000,000             3,725,000
--------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts. 8/15/08                                      2,000,000             2,050,000
--------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                       1,000,000             1,017,500
--------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 6.625% Sub. Nts., 3/15/12                           1,000,000             1,058,874
--------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 5% Nts., 7/27/07(6)                          2,770,000             2,855,319
--------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12(6)              1,600,000             1,448,000
--------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09              6,000,000             5,730,000
--------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.50% Bonds, 11/1/31                                      1,350,000             1,451,086
--------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.75% Nts., 4/15/12                                        1,710,000             1,847,216
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.625% Nts., 1/18/12                           675,000               723,073

                     16 | OPPENHEIMER CAPITAL INCOME FUND
                        |

                                                                             PRINCIPAL          MARKET VALUE
                                                                                AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 8.20% Nts., 12/1/09                                $  1,060,000        $    1,262,575
--------------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 6.625% Sub. Nts., 6/15/12                              1,520,000             1,459,743
--------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                        825,000               838,289
--------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                     1,230,000             1,209,436
--------------------------------------------------------------------------------------------------------------
Nortek, Inc., 9.125% Sr. Unsec  Nts., Series B, 9/1/07                       7,500,000             7,631,250
--------------------------------------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                1,000,000             1,005,000
--------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7% Nts., 9/1/22(3)                              1,320,000             1,333,200
--------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08             3,224,000             3,401,320
--------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr  Sub. Nts., 9/15/27                              620,000               651,000
--------------------------------------------------------------------------------------------------------------
Pharmacia Corp., 6.60% Sr. Unsec. Nts., 12/1/28(9)                             620,000               672,677
--------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25(6)                   2,080,000             2,294,993
--------------------------------------------------------------------------------------------------------------
Pulte Corp., 8.125% Sr. Unsec  Nts., 3/1/11                                  1,350,000             1,486,308
--------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                 14,284,000             2,928,220
--------------------------------------------------------------------------------------------------------------
Raytheon Co., 5.70% Sr. Unsec  Nts., 11/1/03                                 2,280,000             2,327,891
--------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6 75% Bonds, 8/1/11                               970,000             1,045,671
--------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13                             5,000,000             2,925,000
--------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                              1,000,000             1,040,000
10.875% Sr. Sub. Nts., 4/1/08                                                1,000,000             1,020,000
--------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.:
5.75% Sr. Nts., 5/2/06                                                         590,000               618,067
5.875% Nts., 8/15/12                                                         1,080,000             1,099,074
--------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec  Nts., 7/16/07                                1,430,000             1,452,770
--------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.875% Unsec. Nts., 11/15/06                       1,305,000             1,404,017
--------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Sub. Nts., 3/15/12                    1,000,000               995,000
--------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts.  3/15/32                                      870,000               675,072
--------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                           300,000               289,500
--------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.375% Sr. Nts., 12/1/11                             1,410,000             1,476,957
--------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                             1,000,000               987,500
--------------------------------------------------------------------------------------------------------------
United Auto Group, Inc., 9.625% Sr. Sub. Nts., 3/15/12(6)                      400,000               406,000
--------------------------------------------------------------------------------------------------------------
Viacom, Inc., 7.70% Sr. Unsec  Nts., 7/30/10                                   700,000               801,224
--------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10 375% Sr. Unsec. Nts., 11/15/09                   64,000                64,320
--------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                    1,180,000             1,192,288
--------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 7.30% Nts., 2/8/05                                    1,160,000             1,244,701
--------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.75% Bonds, 5/15/32(6)                              1,170,000             1,149,179
--------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.  6.375% Nts., 1/15/12                          960,000             1,013,193
--------------------------------------------------------------------------------------------------------------
World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                 1,000,000             1,004,751
--------------------------------------------------------------------------------------------------------------
Wyeth, 5.875% Nts., 3/15/04                                                  1,400,000             1,438,842
                                                                                              ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $206,055,306)                              201,935,314

                     17 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENT OF INVESTMENTS  CONTINUED

                                                                             PRINCIPAL          MARKET VALUE
                                                                                AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--23.1%
--------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.8%
--------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Royal Carribean Cruises Ltd., Zero Coupon Cv. Sr. Unsec. Unsub.
Liquid Yield Option Nts., 5.25%, 2/2/21(10)                               $ 37,500,000        $   12,750,000
--------------------------------------------------------------------------------------------------------------
MEDIA--8.7%
America Online, Inc., Zero Coupon Cv. Nts., 3.81%, 12/6/19(10)              54,000,000            27,472,500
--------------------------------------------------------------------------------------------------------------
Charter Communications, Inc.:
4.75% Cv. Sr. Unsec. Nts., 6/1/06                                           45,000,000            20,700,000
5.75% Cv. Sr. Unsec. Nts., 10/15/05                                         80,000,000            41,200,000
--------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 1.50% Cv. Nts., 12/1/02                 10,000,000             9,950,000
--------------------------------------------------------------------------------------------------------------
Liberty Media Corp.:
3.25% Sr. Exchangeable Debs., 3/15/31 (exchangeable for Viacom, Inc.,
Cl. B common stock)(6)                                                      15,000,000            13,612,500
3.25% Sr. Exchangeable Unsec. Debs., 3/15/31 (exchangeable for
Viacom, Inc., Cl. B common stock or cash based on the value thereof)        57,000,000            51,727,500
3.50% Sr. Exchangeable Debs., 1/15/31 (exchangeable for Motorola, Inc.
common stock or cash based on the value of that stock)                      12,500,000             8,140,625
3.75% Sr. Exchangeable Debs., 2/15/30 (exchangeable for Sprint Corp.
PCS common stock, series 1 or cash based on the value of that stock)        19,750,000             9,010,938
4% Sr. Exchangeable Debs., 11/15/29 (exchangeable for Sprint Corp.
PCS common stock, series 1 or cash based on the value of that stock)        32,750,000            16,047,500
                                                                                              ----------------
                                                                                                 197,861,563
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.6%
Gap, Inc. (The), 5.75% Cv. Sr  Nts., 3/15/09(6)                             13,000,000            13,308,750
--------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.9%
--------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING--3.9%
Rite Aid Corp.:
4.75% Cv. Nts., 12/1/06(6)                                                  45,000,000            29,925,000
5.25% Cv. Sub. Nts., 9/15/02(3)                                             43,000,000            42,570,000
--------------------------------------------------------------------------------------------------------------
Supervalu, Inc., Zero Coupon Cv. Sr. Liquid Yield Option Nts.,
4.47%, 11/2/31(6,10)                                                        60,455,000            17,456,381
                                                                                              ----------------
                                                                                                  89,951,381
--------------------------------------------------------------------------------------------------------------
ENERGY--0.6%
--------------------------------------------------------------------------------------------------------------
OIL & GAS--0.6%
Kerr-McGee Corp., 5.25% Cv. Unsec. Sub. Nts., 2/15/10                       12,000,000            12,960,000
--------------------------------------------------------------------------------------------------------------
FINANCIALS--0.7%
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--0.6%
Providian Financial Corp.:
3.25% Cv. Sr. Unsec. Nts., 8/15/05                                          10,000,000             6,025,000
Zero Coupon Cv. Sr. Unsec. Unsub. Nts., 6.49%, 2/15/21(3,10)                27,500,000             7,287,500
                                                                                              ----------------
                                                                                                  13,312,500
--------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Mutual Risk Management Ltd., Zero Coupon Exchangeable Sub. Debs.,
5.25%, 10/30/15(3,10)                                                       19,500,000             1,657,500

                     18 | OPPENHEIMER CAPITAL INCOME FUND
                        |

                                                                             PRINCIPAL          MARKET VALUE
                                                                                AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.5%
--------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Shaw Group, Inc. (The), Zero Coupon Cv. Sr. Unsec. Liquid Yield
Option Nts., 3.24%, 5/1/21(10)                                            $  3,000,000        $    1,556,250
--------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
Tyco International Ltd., Zero Coupon Cv. Sr. Unsec. Unsub. Liquid
Yield Option Nts., 2.56%, 11/17/20(10)                                      49,500,000            31,803,750
--------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.8%
--------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Commscope, Inc., 4% Cv. Unsec  Sub. Nts., 12/15/06                          10,500,000             7,796,250
--------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 4.75% Cv. Unsec. Sub. Nts., 3/15/07                 10,000,000             7,150,000
                                                                                              ----------------
                                                                                                  14,946,250
--------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Solectron Corp.:
Zero Coupon Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts.,
  3.34%, 5/8/20(10)                                                         20,000,000            11,700,000
Zero Coupon Sr. Unsec. Unsub. Liquid Yield Option Nts., 4.27% 10/20/20(10)  20,000,000             8,800,000
                                                                                              ----------------
                                                                                                  20,500,000
--------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.3%
Amkor Technology, Inc.:
5% Cv. Sub. Nts., 3/15/07(6)                                                20,655,000             6,170,681
5% Cv. Unsec. Sub. Nts., 3/15/07                                             5,000,000             1,493,750
5.75% Unsec. Sub. Nts., 6/1/06                                               6,845,000             2,258,850

--------------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4% Cv. Unsec  Sub. Nts., 11/1/06                           37,500,000            27,609,375
--------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp., 4% Cv. Sub. Nts., 3/15/05                      20,000,000            14,000,000
                                                                                              ----------------
                                                                                                  51,532,656
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
Level 3 Communications, Inc., 6% Cv. Nts., 9/15/09                          54,000,000            18,630,000
--------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Nextel Communications, Inc.:
4.75% Cv. Nts., 7/1/07                                                      22,500,000            15,890,625
5.25% Cv. Sr. Nts., 1/15/10                                                 22,500,000            14,512,500
                                                                                              ----------------
                                                                                                  30,403,125
--------------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Calpine Corp., 4% Cv. Sr. Unsec  Nts., 12/26/06(6)                          27,500,000            15,675,000
                                                                                              ----------------
Total Convertible Corporate Bonds and Notes (Cost $626,365,968)                                  526,848,725

                     19 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENT OF INVESTMENTS  CONTINUED

                                                                             PRINCIPAL          MARKET VALUE
                                                                                AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--4.4%
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Abbott Laboratories Cv. Medium
Term Linked Nts., Series B, 7%, 7/27/03                                   $    684,300        $   24,185,215
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), GlobalSantaFe Corp. Cv. Linked Nts.,
9%, 8/1/03                                                                     700,000            14,060,200
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Schering-Plough Corp. Cv. Medium
Term Linked Nts., Series B, 9%, 7/27/03                                      1,005,000            21,352,230
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Wyeth Cv. Medium Term Linked Nts.,
Series B, 11.50%, 7/27/03                                                      836,100            27,903,165
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, High Yield Index Linked Nts., 8.75%, 5/15/07           12,250,000            11,469,063
                                                                                              ----------------
Total Structured Notes (Cost $97,155,399)                                                         98,969,873

--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,381,846,392)                                105.4%        2,401,105,933
--------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                             (5.4)         (123,417,231)
                                                                          ------------------------------------
NET ASSETS                                                                       100.0%       $2,277,688,702
                                                                          ====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS
1.  Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended August 31, 2002.
The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2002 amounts to $91,414,375. Transactions during the period in which the issuer was an affiliate are as follows:

                                 SHARES/                                      SHARES/
                               PRINCIPAL                                    PRINCIPAL       UNREALIZED    DIVIDEND/
                              AUGUST 31,          GROSS         GROSS       AUGUST 31,     APPRECIATION     INTEREST      REALIZED
                                    2001      ADDITIONS     REDUCTIONS             2002   (DEPRECIATION)       INCOME          LOSS
------------------------------------------------------------------------------------------------------------------------------------

STOCKS
CSK Auto Corp.                 1,839,300         25,000          1,686        1,862,614     $(11,149,875)     $     --      $26,947
CSK Auto Corp.,
Restricted                            --      4,524,886*            --        4,524,886       27,239,808            --           --
BONDS AND NOTES
CSK Auto Corp.,
7% Cv. Sub. Nts., 8/1/06     $30,000,000    $        --    $30,000,000*     $        --               --            --           --
CSK Auto, Inc.,
12% Unsec. Nts., 6/15/06              --     10,000,000             --       10,000,000          753,757       580,000           --
                                                                                                               ---------------------
                                                                                                              $580,000      $26,947
                                                                                                              ======================

* Result of conversion from convertible bond to restricted common stock.
3. Identifies issues considered to be illiquid or restricted--See Note 8 of
Notes to Financial Statements.

                     20 | OPPENHEIMER CAPITAL INCOME FUND
                        |

4. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                          CONTRACTS          EXPIRATION          EXERCISE               PREMIUM        MARKET VALUE
                                    SUBJECT TO CALL                DATE             PRICE              RECEIVED          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

Philip Morris Cos., Inc.                        500            10/21/02            $55.00           $    19,500          $   20,000
Unocal Corp.                                    500            10/21/02             37.50               172,872               5,000
Unocal Corp.                                    500            10/21/02             40.00               105,998                  --
Washington Mutual, Inc.                         500            10/21/02             40.00                39,500              45,000
                                                                                                    -------------------------------
                                                                                                        337,870              70,000
                                                                                                    -------------------------------

                                          CONTRACTS          EXPIRATION          EXERCISE               PREMIUM        MARKET VALUE
                                     SUBJECT TO PUT                DATE             PRICE              RECEIVED          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                             449            11/18/02             42.50               227,109             175,110
ACE Ltd.                                        500             9/23/02             30.00               171,497              40,000
American International Group, Inc.            1,000             9/23/02             65.00               491,493             340,000
Bristol-Myers Squibb Co.                        250            10/21/02             25.00                36,999              47,500
Bristol-Myers Squibb Co.                        250            10/21/02             27.50                84,249              85,000
Bristol-Myers Squibb Co.                        299            12/23/02             30.00               214,380             170,430
Cisco Systems, Inc.                             500            10/21/02             15.00               163,498              92,500
Citigroup, Inc.                                 500            12/23/02             30.00               213,497              77,500
Citigroup, Inc.                                 500            12/23/02             35.00               160,998             160,000
Clear Channel Communications, Inc.            2,000             1/20/03             25.00               783,988             280,000
Clear Channel Communications, Inc.              750             1/20/03             30.00               437,743             187,500
Clear Channel Communications, Inc.              500            10/21/02             35.00               468,493             135,000
Clear Channel Communications, Inc.            3,000            10/21/02             40.00             2,623,761           1,830,000
Comcast Corp., Cl. A                            544            10/21/02             35.00               335,053             598,400
ENSCO International, Inc.                       250             9/23/02             30.00               122,648              87,500
ENSCO International, Inc.                       250            12/23/02             30.00               130,498             122,500
General Mills, Inc.                             500            10/21/02             45.00               170,997             175,000
Kinder Morgan, Inc.                             250            10/21/02             45.00               114,248             115,000
Kinder Morgan, Inc.                           1,250            11/18/02             45.00               743,739             637,500
Mattel, Inc.                                    500            10/21/02             17.50                63,499              15,000
Merck & Co., Inc.                               500            10/21/02             50.00                98,499             100,000
Microsoft Corp.                                 500             9/23/02             50.00               218,497             115,000
Microsoft Corp.                                 500            10/21/02             50.00               170,997             170,000
Micron Technology, Inc.                       1,500            10/21/02             22.50               880,487             855,000
Morgan Stanley                                  275            10/21/02             40.00               133,673              55,000
Morgan Stanley                                  550            10/21/02             45.00               343,345             214,500
Morgan Stanley                                  255            10/21/02             50.00               208,332             193,800
Pfizer, Inc.                                    500             9/23/02             32.50                53,499              40,000
Pfizer, Inc.                                    500             9/23/02             30.00                83,498              15,000
Pfizer, Inc.                                  1,950             9/23/02             35.00               413,393             419,250
                                                                                                    -------------------------------
                                                                                                     10,362,607           7,548,990
                                                                                                    -------------------------------
                                                                                                    $10,700,477          $7,618,990
                                                                                                    ===============================

5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $115,042,050 or 5.05% of the Fund's net assets as of August 31, 2002.
7. When-issued security to be delivered and settled after August 31, 2002.
8. Represents the current interest rate for a variable or increasing rate security.
9. Securities with an aggregate market value of $216,993 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
10. Zero coupon bond reflects effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     21 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENT OF ASSETS AND LIABILITIES  AUGUST 31, 2002

-----------------------------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------------------------

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $2,307,275,707)                                                      $2,309,691,558
 Affiliated companies (cost $74,570,685)                                                               91,414,375
                                                                                                   --------------
                                                                                                    2,401,105,933
-----------------------------------------------------------------------------------------------------------------
 Cash                                                                                                      18,970
-----------------------------------------------------------------------------------------------------------------
 Cash used for collateral on written puts                                                              26,598,169
-----------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                      65,726,831
 Interest, dividends and principal paydowns                                                            18,056,207
 Shares of beneficial interest sold                                                                     1,247,436
 Other                                                                                                    105,663
                                                                                                   --------------
 Total assets                                                                                       2,512,859,209

-----------------------------------------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------------------------------------
 Options written, at value (premiums received $10,700,477)--see accompanying statement                  7,618,990
-----------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including 174,306,875 purchased on a when-issued basis)                       222,657,984
 Shares of beneficial interest redeemed                                                                 2,632,690
 Distribution and service plan fees                                                                       912,905
 Transfer and shareholder servicing agent fees                                                            630,439
 Shareholder reports                                                                                      534,799
 Daily variation on futures contracts                                                                      46,317
 Trustees' compensation                                                                                     2,415
 Other                                                                                                    133,968
                                                                                                   --------------
 Total liabilities                                                                                    235,170,507
-----------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                        $2,277,688,702
                                                                                                   ==============

-----------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                                        $      233,698
-----------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                         2,329,074,706
-----------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                   18,133,482
-----------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                    (91,996,532)
-----------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                                              22,243,348
                                                                                                   --------------
 NET ASSETS                                                                                        $2,277,688,702
                                                                                                   ==============

                     22 | OPPENHEIMER CAPITAL INCOME FUND
                        |

---------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,873,457,904 and 191,878,831 shares of beneficial interest outstanding)       $ 9.76
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                        $10.36
---------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
 of $327,367,943 and 33,862,697 shares of beneficial interest outstanding)       $ 9.67
---------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
 of $72,791,504 and 7,537,406 shares of beneficial interest outstanding)         $ 9.66
---------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
 of $4,071,351 and 418,605 shares of beneficial interest outstanding)            $ 9.73

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     23 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED AUGUST 31, 2002

----------------------------------------------------------------------------------

 INVESTMENT INCOME
----------------------------------------------------------------------------------
 Dividends                                                            $ 77,101,105
----------------------------------------------------------------------------------
 Interest:
  Unaffiliated companies                                                70,915,443
  Affiliated companies                                                     580,000
                                                                     -------------
 Total investment income                                               148,596,548

----------------------------------------------------------------------------------
 EXPENSES
----------------------------------------------------------------------------------
 Management fees                                                        14,372,477
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 5,199,797
 Class B                                                                 4,110,610
 Class C                                                                   840,947
 Class N                                                                    14,148
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 3,835,934
 Class B                                                                   730,035
 Class C                                                                   147,369
 Class N                                                                     4,913
----------------------------------------------------------------------------------
 Shareholder reports                                                       901,359
----------------------------------------------------------------------------------
 Custodian fees and expenses                                               213,848
----------------------------------------------------------------------------------
 Trustees' compensation                                                     29,499
----------------------------------------------------------------------------------
 Other                                                                     148,394
                                                                     -------------
 Total expenses                                                         30,549,330
 Less reduction to custodian expenses                                       (9,382)
                                                                     -------------
 Net expenses                                                           30,539,948

----------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                 118,056,600
----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments:
  Unaffiliated companies (including premiums on options exercised)    (109,030,441)
  Affiliated companies                                                     (26,947)
 Closing of futures contracts                                               45,335
 Closing and expiration of option contracts written                     20,228,225
 Foreign currency transactions                                          (1,344,871)
 Net increase from payments by affiliates                                   13,550
                                                                     -------------
 Net realized loss                                                     (90,115,149)
----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                          (554,600,481)
 Translation of assets and liabilities denominated in foreign
   currencies                                                            1,303,683
                                                                     -------------
 Net change                                                           (553,296,798)
                                                                     -------------
 Net realized and unrealized loss                                     (643,411,947)

----------------------------------------------------------------------------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(525,355,347)
                                                                     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     24 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED AUGUST 31,                                                                 2002                 2001
----------------------------------------------------------------------------------------------------------------
 OPERATIONS
----------------------------------------------------------------------------------------------------------------

 Net investment income                                                       $  118,056,600       $   91,431,736
----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                       (90,115,149)          98,563,934
----------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation                                         (553,296,798)          (1,459,013)
                                                                             -----------------------------------
 Net increase (decrease) in net assets resulting
   from operations                                                             (525,355,347)         188,536,657
----------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                        (93,931,397)         (89,710,614)
 Class B                                                                        (14,424,307)         (13,856,744)
 Class C                                                                         (2,953,586)          (2,367,695)
 Class N                                                                           (106,899)              (1,361)
----------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                        (64,030,274)         (92,805,879)
 Class B                                                                        (12,137,001)         (17,996,313)
 Class C                                                                         (2,393,666)          (2,930,775)
 Class N                                                                            (61,281)                  --
----------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                           (904,695)          88,120,939
 Class B                                                                        (41,599,972)           9,692,620
 Class C                                                                          5,678,706           17,337,172
 Class N                                                                          4,218,615              659,783

----------------------------------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------------------------------
 Total increase (decrease)                                                     (748,001,104)          84,677,790
----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                          3,025,689,806        2,941,012,016
                                                                             -----------------------------------
 End of period [including undistributed net investment income of
 $18,133,482 and $9,104,384, respectively]                                   $2,277,688,702       $3,025,689,806
                                                                             ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     25 | OPPENHEIMER CAPITAL INCOME FUND
                        |

FINANCIAL HIGHLIGHTS

CLASS A   YEAR ENDED AUGUST 31,                2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period        $12.72      $ 12.88      $ 13.63      $ 13.75      $ 14.12
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .51          .42          .49          .51          .50
 Net realized and unrealized gain (loss)      (2.66)         .41          .32         1.03          .41
                                             ----------------------------------------------------------
 Total from investment operations             (2.15)         .83          .81         1.54          .91
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
   to shareholders:
 Dividends from net investment income          (.48)        (.48)        (.49)        (.49)        (.49)
 Distributions from net realized gain          (.33)        (.51)       (1.07)       (1.17)        (.79)
                                             ----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.81)        (.99)       (1.56)       (1.66)       (1.28)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 9.76       $12.72       $12.88       $13.63       $13.75
                                             ==========================================================
-------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)         (17.75)%       6.84%        7.24%       11.03%        6.17%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period
   (in thousands)                        $1,873,458   $2,458,272   $2,395,444   $2,926,923   $2,889,472
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)       $2,224,911   $2,432,151   $2,502,535   $3,156,294   $3,071,928
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                         4.48%        3.21%        3.78%        3.51%        3.47%
 Expenses                                      0.98%        0.91%        0.93%        0.89%        0.87%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        148%          74%          37%          40%          18%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     26 | OPPENHEIMER CAPITAL INCOME FUND
                        |

 CLASS B   YEAR ENDED AUGUST 31,               2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period        $12.60      $ 12.76      $ 13.51      $ 13.63      $ 14.01
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .41          .32          .38          .39          .39
 Net realized and unrealized gain (loss)      (2.62)         .41          .32         1.03          .40
                                             ----------------------------------------------------------
 Total from investment operations             (2.21)         .73          .70         1.42          .79
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
   shareholders:
 Dividends from net investment income          (.39)        (.38)        (.38)        (.37)        (.38)
 Distributions from net realized gain          (.33)        (.51)       (1.07)       (1.17)        (.79)
                                             ----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.72)        (.89)       (1.45)       (1.54)       (1.17)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 9.67       $12.60       $12.76       $13.51       $13.63
                                             ==========================================================

-------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)         (18.31)%       6.05%        6.34%       10.22%        5.32%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $327,368     $477,223     $472,222     $720,721     $634,775
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $410,652     $469,690     $546,390     $749,020     $574,986
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                         3.67%        2.44%        3.01%        2.71%        2.68%
 Expenses                                      1.76%        1.68%        1.70%        1.69%        1.67%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        148%          74%          37%          40%          18%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     27 | OPPENHEIMER CAPITAL INCOME FUND
                        |

FINANCIAL HIGHLIGHTS  CONTINUED

 CLASS C   YEAR ENDED AUGUST 31,               2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period        $12.59      $ 12.76      $ 13.50      $ 13.63      $ 14.02
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .42          .32          .38          .39          .39
 Net realized and unrealized gain (loss)      (2.62)         .40          .32         1.02          .40
                                             ----------------------------------------------------------
 Total from investment operations             (2.20)         .72          .70         1.41          .79
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
   shareholders:
 Dividends from net investment income          (.40)        (.38)        (.37)        (.38)        (.39)
 Distributions from net realized gain          (.33)        (.51)       (1.07)       (1.16)        (.79)
                                             ----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.73)        (.89)       (1.44)       (1.54)       (1.18)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 9.66       $12.59       $12.76       $13.50       $13.63
                                             ==========================================================

-------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)         (18.30)%       6.00%        6.40%       10.15%        5.30%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period
   (in thousands)                           $72,792      $89,547      $73,346     $119,284      $94,995
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $84,049      $80,390      $84,898     $119,594      $77,052
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                         3.74%        2.44%        3.01%        2.70%        2.68%
 Expenses                                      1.76%        1.68%        1.70%        1.69%        1.67%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        148%          74%          37%          40%          18%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     28 | OPPENHEIMER CAPITAL INCOME FUND
                        |

 CLASS N   YEAR ENDED AUGUST 31,               2002         2001(1)
-------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------

 Net asset value, beginning of period        $12.69      $ 12.96
-------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .50          .28
 Net realized and unrealized loss             (2.66)        (.30)
                                             ----------------------
 Total from investment operations             (2.16)        (.02)
-------------------------------------------------------------------
 Dividends and/or distributions to
   shareholders:
 Dividends from net investment income          (.47)        (.25)
 Distributions from net realized gain          (.33)          --
                                             ----------------------
 Total dividends and/or distributions to
   shareholders                                (.80)        (.25)
-------------------------------------------------------------------
 Net asset value, end of period              $ 9.73       $12.69
                                             ======================

-------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)         (17.89)%      (0.18)%
-------------------------------------------------------------------

-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------
 Net assets, end of period (in thousands)    $4,071         $648
-------------------------------------------------------------------
 Average net assets (in thousands)           $2,839         $214
-------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                         4.74%        2.94%
 Expenses                                      1.25%        1.17%
-------------------------------------------------------------------
 Portfolio turnover rate                        148%          74%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     29 | OPPENHEIMER CAPITAL INCOME FUND
                        |

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Capital Income Fund (the Fund) is registered under the Investment
 Company Act of 1940, as amended, as an open-end management investment company.
 The Fund's investment objective is to seek as much current income as is compatible with prudent investment. The Fund's investment advisor is
 OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in structured notes whose market values and redemption prices are linked to the market value of specific securities. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the underlying securities and increases the volatility of each note's market value relative to the change in the underlying security prices.
 The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of August 31, 2002, the market value of these securities comprised 4.4% of the Fund's net assets, and resulted in unrealized gains in the current period of $1,814,474.

                     30 | OPPENHEIMER CAPITAL INCOME FUND
                        |

--------------------------------------------------------------------------------
 SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.
 The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of August 31, 2002, the Fund had entered into when-issued purchase commitments of $174,306,875.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity)
 but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
    Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange.
 Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                     31 | OPPENHEIMER CAPITAL INCOME FUND
                        |

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of August 31, 2002, the Fund had approximately $71,301,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately $184,000 of post-October foreign currency losses which were deferred.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

                     32 | OPPENHEIMER CAPITAL INCOME FUND
                        |

    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 2002, amounts have been reclassified to reflect an increase in undistributed net investment income of $2,388,687. Accumulated net realized loss on investments was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

 The tax character of distributions paid during the years ended August 31, 2002 and August 31, 2001 was as follows:

                                                    YEAR ENDED        YEAR ENDED
                                               AUGUST 31, 2002   AUGUST 31, 2001
                 ---------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                $118,904,111        $105,936,414
                 Long-term capital gain           71,134,300         113,732,967
                 Return of capital                        --                  --
                                                --------------------------------
                 Total                          $190,038,411        $219,669,381
                                                ================================

 As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income     $ 18,133,482
                 Accumulated net realized loss            (91,996,532)
                 Net unrealized appreciation               22,243,348
                                                         ------------
                 Total                                   $(51,619,702)
                                                         ============

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                     33 | OPPENHEIMER CAPITAL INCOME FUND
                        |

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                       YEAR ENDED AUGUST 31, 2002             YEAR ENDED AUGUST 31, 2001(1)
                                      SHARES               AMOUNT               SHARES               AMOUNT
-----------------------------------------------------------------------------------------------------------
 CLASS A

 Sold                             18,148,756         $206,380,355           19,693,851         $253,926,557
 Dividends and/or
 distributions reinvested         12,606,412          145,364,495           13,680,385          168,977,357
 Redeemed                        (32,149,618)        (352,649,545)         (26,145,434)        (334,782,975)
                                 --------------------------------------------------------------------------
 Net increase (decrease)          (1,394,450)        $   (904,695)           7,228,802         $ 88,120,939
                                 ==========================================================================

-----------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                              6,320,365         $ 70,958,107            7,837,432         $ 99,951,476
 Dividends and/or
 distributions reinvested          2,201,008           25,204,122            2,479,247           30,352,277
 Redeemed                        (12,525,612)        (137,762,201)          (9,451,946)        (120,611,133)
                                 --------------------------------------------------------------------------
 Net increase (decrease)          (4,004,239)        $(41,599,972)             864,733         $  9,692,620
                                 ==========================================================================

-----------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                              1,886,328         $ 21,124,579            3,211,146         $ 41,111,852
 Dividends and/or
 distributions reinvested            432,179            4,940,085              401,329            4,914,815
 Redeemed                         (1,891,475)         (20,385,958)          (2,251,323)         (28,689,495)
                                 --------------------------------------------------------------------------
 Net increase                        427,032         $  5,678,706            1,361,152         $ 17,337,172
                                 ==========================================================================

-----------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                472,713         $  5,351,965               50,932         $    658,442
 Dividends and/or
 distributions reinvested             14,683              167,638                  103                1,341
 Redeemed                           (119,826)          (1,300,988)                  --                   --
                                 --------------------------------------------------------------------------
 Net increase                        367,570         $  4,218,615               51,035         $    659,783
                                 ==========================================================================

 1. For the year ended August 31, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for Class
 N shares.

                     34 | OPPENHEIMER CAPITAL INCOME FUND
                        |

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2002, were
 $4,120,889,642 and $4,258,719,476, respectively.

 As of August 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $2,402,455,714 was composed of:

            Gross unrealized appreciation        $ 294,934,776
            Gross unrealized depreciation         (296,284,557)
                                                 -------------
            Net unrealized depreciation          $  (1,349,781)
                                                 =============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.75% of the first $100 million of average annual net assets, 0.70% of the next
 $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million,
 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million.
    The Manager will reimburse the fund for certain losses (realized or unrealized) on a portfolio investment, often caused by a situation outside the
 Fund's, or its Manager's, direct control, such as an issuer default or a decline in fair value. For the year ended August 31, 2002, the Manager made reimbursements in the amount of $13,550 related to losses incurred by changes in security valuation.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

                     35 | OPPENHEIMER CAPITAL INCOME FUND
                        |

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                         AGGREGATE        CLASS A      CONCESSIONS        CONCESSIONS      CONCESSIONS      CONCESSIONS
                         FRONT-END      FRONT-END       ON CLASS A         ON CLASS B       ON CLASS C       ON CLASS N
                     SALES CHARGES  SALES CHARGES           SHARES             SHARES           SHARES           SHARES
 YEAR                   ON CLASS A    RETAINED BY      ADVANCED BY        ADVANCED BY      ADVANCED BY      ADVANCED BY
 ENDED                      SHARES    DISTRIBUTOR   DISTRIBUTOR(1)     DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------------

 August 31, 2002        $2,233,812       $667,845         $203,793         $1,929,632         $154,139          $45,149

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               CLASS A          CLASS B           CLASS C           CLASS N
                            CONTINGENT       CONTINGENT        CONTINGENT        CONTINGENT
                              DEFERRED         DEFERRED          DEFERRED          DEFERRED
                         SALES CHARGES    SALES CHARGES     SALES CHARGES     SALES CHARGES
 YEAR                      RETAINED BY      RETAINED BY       RETAINED BY       RETAINED BY
 ENDED                     DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
-------------------------------------------------------------------------------------------

 August 31, 2002                $9,652         $736,732           $10,425              $261

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended August 31, 2002 , payments under the Class A Plan totaled $5,199,797, all of which were paid by the Distributor to recipients, and included $338,493 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2002, were as follows:

                                                                                 DISTRIBUTOR'S
                                                              DISTRIBUTOR'S          AGGREGATE
                                                                  AGGREGATE       UNREIMBURSED
                                                               UNREIMBURSED      EXPENSES AS %
                        TOTAL PAYMENTS   AMOUNT RETAINED           EXPENSES      OF NET ASSETS
                            UNDER PLAN    BY DISTRIBUTOR         UNDER PLAN           OF CLASS
----------------------------------------------------------------------------------------------

 Class B Plan               $4,110,610        $3,224,608        $10,921,681              3.34%
 Class C Plan                  840,947           163,048          2,143,424              2.94
 Class N Plan                   14,148            14,204            117,059              2.88

                     36 | OPPENHEIMER CAPITAL INCOME FUND
                        |

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
 Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as closing and expiration of futures contracts.

                     37 | OPPENHEIMER CAPITAL INCOME FUND
                        |

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS Continued
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of August 31, 2002, the Fund had outstanding futures contracts as follows:

                                                                              UNREALIZED
                            EXPIRATION    NUMBER OF    VALUATION AS OF      APPRECIATION
 CONTRACT DESCRIPTION            DATES    CONTRACTS    AUGUST 31, 2002    (DEPRECIATION)
----------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE

 U.S. Treasury Nts., 5 yr.    12/19/02          156        $17,342,813        $ (11,656)
 U.S. Treasury Nts., 10 yr.   12/19/02          439         49,071,969           40,539
                                                                              ---------
                                                                                 28,883
                                                                              ---------
 CONTRACTS TO SELL
 U.S. Long Bonds              12/19/02          456         50,017,500          (71,250)
 U.S. Treasury Nts., 2 yr.    12/27/02          177         37,648,453          (55,313)
                                                                              ---------
                                                                               (126,563)
                                                                              ---------
                                                                              $ (97,680)
                                                                              =========

--------------------------------------------------------------------------------
 7. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the
 Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

                     38 | OPPENHEIMER CAPITAL INCOME FUND
                        |

 Written option activity for the year ended August 31, 2002 was as follows:

                                                  CALL OPTIONS                           PUT OPTIONS
                                ------------------------------        ------------------------------
                                NUMBER OF            AMOUNT OF        NUMBER OF            AMOUNT OF
                                CONTRACTS             PREMIUMS        CONTRACTS             PREMIUMS
----------------------------------------------------------------------------------------------------

 Options outstanding as of
 August 31, 2001                   26,025         $  3,768,483            6,846         $  1,966,123
 Options written                  264,140           27,665,915          103,205           31,404,540
 Options closed or expired       (253,246)         (27,586,434)         (68,816)         (15,583,904)
 Options exercised                (34,919)          (3,510,094)         (20,163)          (7,424,152)
                                --------------------------------------------------------------------
 Options outstanding as of
 August 31, 2002                    2,000         $    337,870           21,072         $ 10,362,607
                                ====================================================================

--------------------------------------------------------------------------------
 8. ILLIQUID OR RESTRICTED SECURITIES
 As of August 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of August 31, 2002 was
 $136,592,055, which represents 6% of the Fund's net assets, of which
 $57,239,808 is considered restricted. Information concerning restricted securities is as follows:

                           ACQUISITION                        VALUATION AS OF            UNREALIZED
 SECURITY                         DATE                COST    AUGUST 31, 2002          APPRECIATION
---------------------------------------------------------------------------------------------------

 STOCKS AND/OR WARRANTS
 CSK Auto Corp.                8/14/02         $30,000,000        $57,239,808           $27,239,808

--------------------------------------------------------------------------------
 9. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.
    The Fund had no borrowings outstanding during the year ended or at August
 31, 2002.

                     39 | OPPENHEIMER CAPITAL INCOME FUND
                        |

                                                    Appendix A

                                                RATINGS DEFINITIONS
                                                -------------------

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
-------------------------------------------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Rating Services
-------------------------------------------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch, Inc.
-------------------------------------------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rates in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD'
obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
`DD' indicates potential recoveries in the range of 50%-90%, and `D' the lowest recovery potential, i.e., below
50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process;
those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated
`D' have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+"
to denote any exceptionally strong credit feature.

F2:  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:  Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:   High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:   Default. Denotes actual or imminent payment default.

                                                    Appendix B

                                             Industry Classifications
                                             ------------------------

Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

                                                    Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2
That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans3
              4)  Group Retirement Plans4
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs,
                  SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

                    Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
         Purchases of Class A shares aggregating $1 million or more.
         Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
              (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2)
              had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
         Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
         Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch")
                  on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
                  Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
                  Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable
                  Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill
                  Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

                               Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present or former officers, directors, trustees and employees (and their "immediate families") of the
              Fund, the Manager and its affiliates, and retirement plans established by them for their employees.
              The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
              Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the
              Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|       "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
              Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

         Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal
              Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
              DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of
              Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|      Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
              Trust Series.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts
              (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.6
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
                  Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.7
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_|      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

                     Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
              applicable Prospectus.
|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
              Social Security Administration.
|_|      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.9
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an
                  IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.10
              9)  On account of the participant's separation from service.11
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement
                  Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
                  Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former
                                                   Quest for Value Funds
-------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|      purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

         Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals
who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

         Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of
                  Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

         Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

         Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for
Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

     Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                     Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

         Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18,
                  1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

         Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March
18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
                  Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
                  prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

                Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
-------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

          Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11,
1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the
              Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|      dealers, brokers or registered investment advisors that had entered into an agreement with the
              Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Capital Income Fund

Internet Web Site:
         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Adviser
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, New York 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217-5270
         1-800-525-7048

Custodian Bank
         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

Independent Auditors
         Deloitte & Touche LLP
         555 Seventeenth Street, Suite 3600
         Denver, Colorado 80202-3942

Counsel to the Fund
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

Counsel to the Independent Trustees
         Mayer, Brown, Rowe & Maw
         1675 Broadway
         New York, New York 10019-5820
1234

PX0300SAI.1002

--------
1 Mrs. Hamilton and Mr. Malone were appointed as Trustees to the Board II Funds effective June 1, 2002.
2 In accordance with Rule 12b-1 of the Investment  Company Act, the term  "Independent  Trustees" in this Statement of Additional  Information  refers to those  Trustees who are not  "interested  persons" of the Fund and who do not have any direct or indirect  financial  interest in the operation of the  distribution  plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b)
plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

OPPENHEIMER CAPITAL INCOME FUND

FORM N-1A

PART C

OTHER INFORMATION

Item 23. Exhibits

 Amended and Restated Declaration of Trust dated June 7, 2002: Filed herewith.

(b)      By-Laws as amended through October 24, 2000: Previously filed with Registrant's Post-Effective Amendment
No. 55, 10/22/01, and incorporated herein by reference.

(c)      (i) Specimen Class A Share Certificate: Previously filed with Registrant's Post-Effective Amendment No.
56, 12/21/01, and incorporated herein by reference.

         (ii) Specimen Class B Share Certificate: Previously filed with Registrant's Post-Effective Amendment No.
56, 12/21/01, and incorporated herein by reference.

         (iii) Specimen Class C Share Certificate: Previously filed with Registrant's Post-Effective Amendment
No. 56, 12/21/01, and incorporated herein by reference.

         (iv) Specimen Class N Share Certificate: Previously filed with Registrant's Post-Effective Amendment No.
56, 12/21/01, and incorporated herein by reference.

(d)      Investment Advisory Agreement, dated April 16, 1998. Previously filed with Registrant's Post-Effective amendment No. 50, 10/23/98, and incorporated herein by reference.

(e)      (i) General Distributor's Agreement dated October 13, 1992: Previously filed with Registrant's
Post-Effective Amendment No. 42, 10/28/94, and incorporated herein by reference.

(ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(v) Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

(vi) Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Previously Filed with Post-Effective
Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and
incorporated herein by reference.

(i) Custody Agreement dated October 6, 1992: Filed with Post-Effective Amendment No. 37, to Registrant's
Registration Statement dated 10/28/92, and refiled with Post-Effective Amendment No. 42, 10/28/94, pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

(ii) Amended and Restated Foreign Custody Manager Agreement dated 4/3/01: Previously filed with Post-Effective
Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. 2-82590),
10/25/01, and incorporated herein by reference.

(iii) Amendment dated 4/3/01 to Custody Agreement dated 11/12/92: Previously filed with Post-Effective Amendment
No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/25/01,
and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel dated September 30, 1970: Previously filed with Registrant's Initial
Registration Statement and refiled with Post Effective amendment No. 42, 10/28/94, pursuant to Item 102 of
Regulation S-T.

Independent Auditors Consent: Filed herewith.

Not applicable.

Not applicable.

(m)      (i) Amended and Restated Service Plan and Agreement for Class A shares under Rule 12b-1 of the
Investment Company Act dated April 23, 2002: Filed herewith.

         (ii) Amended and Restated Distribution and Service Plan and Agreement for Class B shares under Rule
12b-1 of the Investment Company Act dated July 16, 1997: Previously filed with Registrant's Post-Effective
Amendment No. 49, 12/16/97, and incorporated herein by reference.

         (iii) Amended and Restated Distribution and Service Plan and Agreement for Class C shares under Rule
12b-1 of the Investment Company Act dated July 16, 1997: Previously filed with Registrant's Post-Effective
Amendment No. 49, 12/16/97, and incorporated herein by reference.

         (iv) Distribution and Service Plan and Agreement for Class N shares under Rule 12b-1 of the Investment
Company Act dated October 24, 2000: Filed herewith.

(n)      Oppenheimer Funds Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01:
Previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Cash Reserves
(Reg. No. 33-23223), 9/27/01, and incorporated herein by reference.

(o)      Powers of Attorney for all Trustees/Directors and Officers except for Beverly L. Hamilton, Robert J.
Malone, Edward Cameron, F. William Marshall, Jr., and John Murphy (including Certified Board Resolutions):
Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Select Managers
(Reg. No. 333-49774), 2/8/01, and incorporated herein by reference.

         (i) Powers of Attorney for Edward Cameron, F. William Marshall Jr. and John Murphy: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

         (ii) Powers of Attorney for Beverly L. Hamilton and Robert J. Malone: Previously filed with
Post-Effective Amendment No. 46 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
8/23/02, and incorporated herein by reference.

(p)      Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the
Investment Company Act of 1940: Previously filed with the Initial Registration Statement of Oppenheimer Emerging
Growth Fund (Reg. No. 333-44176), 8/21/00, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding)
is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)      OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

 (b)     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with OppenheimerFunds, Inc.
Other Business and Connections During the Past Two Years
Timothy L. Abbuhl,
Assistant Vice President                    None
Amy B. Adamshick,
Vice President                              None
Charles E. Albers,
Senior Vice President                       None
Edward J. Amberger,
Assistant Vice President                    None
Erik Anderson,
Assistant Vice President                    None
Janette Aprilante,
Vice President & Secretary                  As of January 2002: Secretary of OppenheimerFunds, Distributor, Inc.,
Centennial Asset Management Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset
Management, Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc.; Assistant Secretary of
HarbourView Asset Management Corporation, OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
Institutional Asset Management, Inc.
Hany S. Ayad,
Assistant Vice President                    None
Victor W. Babin,
Senior Vice President                       None
Bruce L. Bartlett,
Senior Vice President                       None
John Michael Banta,
Assistant Vice President                    None
Lerae A. Barela,
Assistant Vice President                    None
George Batejan,
Executive Vice President/
Chief Information Officer                   None
Kevin Baum,
Vice President                              None
Connie Bechtolt,
Assistant Vice President                    None
Robert Behal
Assistant Vice President                    Assistant Vice President of HarbourView Asset Management Corporation.
Formerly, Associate Director at MetLife (Jan 2000-May 2000).
Kathleen Beichert,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Erik S. Berg,
Assistant Vice President                    None
Rajeev Bhaman,
Vice President                              None
Mark Binning,
Assistant Vice President                    None
Robert J. Bishop,
Vice President                              None
John R. Blomfield,
Vice President                              None
Chad Boll,
Assistant Vice President                    None
Lowell Scott Brooks,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Richard Buckmaster,
Vice President                              None
Mark Burns,
Assistant Vice President                    Formerly a Marketing Manager with Alliance Capital Management (October
1999-April 2001).
Bruce Burroughs
Vice President                              None
Claudia Calich,
Assistant Vice President                    None
Michael A. Carbuto,
Vice President                              None
Ronald G. Chibnik,
Assistant Vice President                    Director of technology for Sapient Corporation (July, 2000-August
2001); software architect for Sapient Corporation (March 1997-July 2000).
H.C. Digby Clements,
Vice President: Rochester Division          None
Peter V. Cocuzza,
Vice President                              None
Julie C. Cusker,
Assistant Vice President:
Rochester Division                          None
John Damian,
Vice President                              Formerly senior analyst/director for Citigroup Asset Management
(November 1999-September 2001).
O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
Officer & Director                          Chairman of the Board and a director (since June 1999) and Senior
Managing Director (since December 1998) of HarbourView Asset Management Corporation; a director (since July 2001)
of Oppenheimer Acquisition Corp.; a director (since March 2000) of OFI Private Investments, Inc.; Chairman of the
Board, Senior Managing Director and director (since February 2001) of OFI Institutional Asset Management, Inc.;
Trustee (since 1993) of Awhtolia College - Greece.
John M. Davis,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Robert A. Densen,
Senior Vice President                       None
Ruggero de'Rossi,
Vice President                              None
Craig P. Dinsell,
Executive Vice President                    None
Randall C. Dishmon,
Assistant Vice President                    Formerly an Associate with Booz Allen & Hamilton (1998-June 2001).
Rebecca K. Dolan
Vice President                              None
Steven D. Dombrower,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Bruce C. Dunbar,
Vice President                              None
Richard Edmiston,
Assistant Vice President                    None
Daniel R. Engstrom,
Assistant Vice President                    None
Armand B. Erpf,
Assistant Vice President                    None
James Robert Erven
Assistant Vice President                    Formerly an Assistant Vice President/Senior Trader with Morgan Stanley
Investment Management (1999-April 2002).
George R. Evans,
Vice President                              None
Edward N. Everett,
Vice President                              None
George Fahey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Scott T. Farrar,
Vice President                              None
Katherine P. Feld,
Vice President, Senior Counsel              Vice President of OppenheimerFunds, Distributor, Inc.; Vice President,
Assistant Secretary and Director of Centennial Asset Management Corporation; Vice President of Oppenheimer Real
Asset Management, Inc.
Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division                Vice President of OppenheimerFunds Distributor, Inc.; Director of ICI
Mutual Insurance Company; Governor of St. John's College; Chairman of the Board of Directors of International
Museum of Photography at George Eastman House.
P. Lyman Foster,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
David Foxhoven,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Legacy Program.
Colleen M. Franca,
Assistant Vice President                    None
Crystal French,
Vice President                              None
Dan P. Gangemi,
Vice President                              None
Dan Gagliardo,
Assistant Vice President                    Formerly an Assistant Vice President with Mitchell Hutchins (January
2000-October 2000).
Subrata Ghose,
Assistant Vice President                    None
Charles W. Gilbert,
Assistant Vice President                    None
Alan C. Gilston,
Vice President                              None
Sharon M. Giordano,
Assistant Vice President                    None
Jill E. Glazerman,
Vice President                              None
Paul M. Goldenberg,
Vice President                              None
Mike Goldverg,
Assistant Vice President                    None
Bejamin J. Gord,
Vice President                              Vice President of HarbourView Asset Management Corporation. Formerly
Executive Director with Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April
1992-March 2002).
Laura Granger,
Vice President                              Formerly a portfolio manager at Fortis Advisors (July 1998-October
2000).
Robert Grill,
Senior Vice President                       None
Robert Guy,
Senior Vice President                       None
David Hager,
Vice President                              None
Robert Haley,
Assistant Vice President                    None
Marilyn Hall,
Vice President                              None
Kelly Haney,
Assistant Vice President                    None
Thomas B. Hayes,
Vice President                              None
Dorothy F. Hirshman,
Vice President                              None
Merryl I. Hoffman,
Vice President & Senior Counsel             As of December 2001: Secretary of HarbourView Asset Management
Corporation, OFI Private Investments, Inc. and OFI Institutional Asset Management, Inc.; Assistant Secretary of
OppenheimerFunds Legacy Program.
Scott T. Huebl,
Vice President                              Assistant Vice President of OppenheimerFunds Legacy Program.
Margaret Hui,
Assistant Vice President                    None
John Huttlin,
Vice President                              None
James G. Hyland,
Assistant Vice President                    None
Steve P. Ilnitzki,
Senior Vice President                       Formerly Vice President of Product Management at Ameritrade (until
March 2000).
Kathleen T. Ives,
Vice President & Assistant Counsel          Vice President of OppenheimerFunds Distributor, Inc.; Vice President
and Assistant Secretary of Shareholder Services, Inc.; Assistant Secretary of OppenheimerFunds Legacy Program and
Shareholder Financial Services, Inc.
William Jaume,
Vice President                              Senior Vice President and Chief Compliance Officer (since April 2000)
of HarbourView Asset Management Corporation; and of OFI Institutional Asset Management, Inc. (since February
2001).
Frank V. Jennings,
Vice President                              None
John Jennings,
Vice President                              None
John Michael Johnson,
Assistant Vice President                    Formerly Vice President, Senior Analyst/Portfolio Manager at Aladdin
Capital Holdings Inc. (February 2001-May 2002) prior to which he was Vice President and Senior Analyst at Merrill
Lynch Investment Managers (October 1996-February 2001).
Lewis A. Kamman,
Vice President                              None
Jennifer E. Kane,
Assistant Vice President                    None.
Lynn O. Keeshan,
Senior Vice President                       None
Thomas W. Keffer,
Senior Vice President                       None
Cristina J. Keller,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Michael Keogh,
Vice President                              None
Garrett K. Kolb,
Assistant Vice President                    None
Walter G. Konops,
Assistant Vice President                    None
Avram D. Kornberg,
Senior Vice President                       None
James Kourkoulakos,
Vice President                              None
Guy E. Leaf,
Vice President                              Vice President of Merrill Lynch (January 2000-September 2001.
Christopher M. Leavy,
Senior Vice President                       Formerly Vice President and portfolio manager at Morgan Stanley
Investment Management (1997-September 2000).
Dina C. Lee,
Assistant Vice President & Assistant Counsel
Formerly an attorney with Van Eck Global (until December 2000).
Laura Leitzinger,
Vice President                              Vice President of Shareholder Financial Services, Inc.
Michael S. Levine,
Vice President                              None
Gang Li,
Assistant Vice President                    None
Shanquan Li,
Vice President                              None
Mitchell J. Lindauer,
Vice President & Assistant General Counsel  None
Bill Linden,
Assistant Vice President                    None
Malissa B. Lischin,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Reed Litcher,
Vice President                              None
David P. Lolli,
Assistant Vice President                    None
Daniel G. Loughran
Vice President: Rochester Division          None
Patricia Lovett,
Vice President                              Vice President of Shareholder Financial Services, Inc. and Senior Vice
President of Shareholder Services, Inc.
Steve Macchia,
Vice President                              None
Angelo G. Manioudakis
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Formerly Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley
Investment Management (August 1993-April 2002).
Marianne Manzolillo,
Assistant Vice President                    None
Philip T. Masterson,
Vice President & Assistant Counsel          None
Charles L. McKenzie,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation and
OFI Institutional Asset Management Corporation.
Lisa Migan,
Assistant Vice President                    None
Andrew J. Mika,
Senior Vice President                       None
Joy Milan,
Vice President                              None
Denis R. Molleur,
Vice President & Senior Counsel             None
Nikolaos D. Monoyios,
Vice President                              None
Charles Moon,
Vice President                              Vice President of HarbourView Asset Management Corporation. Formerly
an Executive Director and Portfolio Manager with Miller Anderson & Sherrerd, a division of Morgan Stanley
Investment Management (June 1999-March 2002).
John Murphy,
Chairman, President, Chief Executive Officer & Director
Director of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation, HarbourView Asset
Management Corporation, OFI Private Investments, Inc., OFI Institutional Asset Management, Inc. and Tremont
Advisers, Inc.; Director (Class A) of Trinity Investments Management Corporation; President and Director of
Oppenheimer Acquisition Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc.;
Chairman and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc.; Executive Vice
President of MassMutual Life Insurance Company; director of DLB Acquisition Corp.
Thomas J. Murray,
Vice President                              None
Kenneth Nadler,
Vice President                              None
David Negri,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Richard Nichols,
Vice President                              None
Barbara Niederbrach,
Assistant Vice President                    None
Raymond C. Olson,
Assistant Vice President                    Assistant Vice President and Treasurer of OppenheimerFunds
Distributor, Inc.; Treasurer of Centennial Asset Management Corporation.
Frank J. Pavlak,
Vice President                              None
David P. Pellegrino,
Vice President                              None
Allison C. Pells,
Assistant Vice President                    None
James F. Phillips,
Vice President                              None
Raghaw Prasad,
Assistant Vice President                    Formerly Associate Vice President with Prudential Securities New York
(January 2001-November 2001) prior to which he was a Director/Analytics with Prudential Investments New Jersey
(April 1997-November 2001).
Jane C. Putnam,
Vice President                              None
Michael E. Quinn,
Vice President                              None
Julie S. Radtke,
Vice President                              None
Norma J. Rapini,
Assistant Vice President:
Rochester Division                          None
Thomas P. Reedy,
Vice President                              Vice President (since April 1999) of HarbourView Asset Management
Corporation.
Brian N. Reid,
Assistant Vice President                    Formerly an Assistant Vice President with Eaton Vance Management
(January 2000-January 2002).
Kristina Richardson,
Assistant Vice President                    None
David Robertson,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
Rob Robis,
Assistant Vice President                    None
Antoinette Rodriguez,
Assistant Vice President                    None
Jeffrey S. Rosen,
Vice President                              None
Richard H. Rubinstein,
Senior Vice President                       None
James H. Ruff,
Executive Vice President                    President and director of OppenheimerFunds Distributor, Inc. and
Centennial Asset Management Corporation; Executive Vice President of OFI Private Investments, Inc.
Andrew Ruotolo
Executive Vice President and Director       President and director of Shareholder Services, Inc. and Shareholder
Financial Services, Inc., Director (Class A) of Trinity Investment Management Corporation
Rohit Sah,
Assistant Vice President                    None
Valerie Sanders,
Vice President                              None
Tricia Scarlata,
Assistant Vice President                    Formerly, Marketing Manager of OppenheimerFunds, Inc. (April
2001-August 2002); Client Service Support Manager for Sanford C. Bernstein (December 1999-April 2001)
Jeffrey R. Schneider,
Vice President                              None
Ellen P. Schoenfeld,
Vice President                              None
David Schultz,
Senior Vice President                       Chief Executive Officer, President & Senior Managing Director &
Director of OFI Institutional Asset Management, Inc. and HarbourView Asset Management Corporation; Director
(Class A) and Chairman of Trinity Investment Management Corporation; Director of Oppenheimer Trust Company.
Scott A. Schwegel,
Assistant Vice President                    None
Allan P. Sedmak
Assistant Vice President                    None
Jennifer L. Sexton,
Vice President                              Vice President of OFI Private Investments, Inc.
Martha A. Shapiro,
Vice President                              None
Navin Sharma,
Vice President                              Formerly, Manager at BNP Paribas Cooper Neff Advisors (May 2001-April
2002) prior to which he was Development Manager at Reality Online/Reuters America Inc. (June 2000-May 2001).
Steven J. Sheerin,
Vice President                              Formerly consultant with Pricewaterhouse Coopers (November 2000-May
2001) prior to which he was a Vice President of Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October
2000).
Bonnie Sherman,
Assistant Vice President                    None
David C. Sitgreaves,
Assistant Vice President                    None
Edward James Sivigny
Assistant Vice President                    Formerly a Director for ABN Amro Securities (July 2001-July 2002)
prior to which he was Associate Director for Barclays Capital (1998-July 2001).
Enrique H. Smith,
Assistant Vice President                    Formerly a business analyst with Goldman Sachs (August 1999-August
2001).
Richard A. Soper,
Vice President                              None
Louis Sortino,
Assistant Vice President:
Rochester Division                          None
Keith J. Spencer,
Vice President                              None
Marco Antonio Spinar,
Assistant Vice President                    Formerly, Director of Business Operations at AOL Time Warner, AOL Time
Warner Book Group (June 2000-December 2001).
Richard A. Stein,
Vice President: Rochester Division          None
Arthur P. Steinmetz,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Jayne M. Stevlingson,
Vice President                              None
Gregory J. Stitt,
Vice President                              None
John P. Stoma,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
Wayne Strauss,
Assistant Vice President:
Rochester Division                          None
Michael Stricker,
Vice President                              None
Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel                           Since December 2001, Secretary of Oppenheimer Trust Company.
Mary Sullivan,
Assistant Vice President                    None
Kevin L. Surrett,
Assistant Vice President                    None
Susan B. Switzer,
Vice President                              None
Anthony A. Tanner,
Vice President: Rochester Division          None
Paul Temple,
Vice President                              Formerly a Vice President of Merrill Lynch (October 2001-January 2002)
prior to which he was a Vice President with OppenheimerFunds, Inc. (May 2000-October 5, 2001).
Eamon Tubridy,
Assistant Vice President                    None
James F. Turner,
Vice President                              Formerly portfolio manager for Technology Crossover Ventures (May
2000-March 2001).
Cameron Ullyat,
Assistant Vice President                    None
Mark S. Vandehey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Management Corporation and Shareholder Services, Inc.
Maureen Van Norstrand,
Assistant Vice President                    None
Vincent Vermette,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Phillip F. Vottiero,
Vice President                              None
Samuel Sloan Walker,
Vice President                              Vice President of HarbourView Asset Management Corporation.
Teresa M. Ward,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Jerry A. Webman,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Christopher D. Weiler,
Assistant Vice President:
Rochester Division                          None
Barry D. Weiss,
Vice President                              None
Melissa Lynn Weiss,
Vice President                              Formerly an Associate at Hoguet Newman & Regal, LLP (January 1998-May
2002).
Christine Wells,
Vice President                              None
Joseph J. Welsh,
Vice President                              None
Diederick Wermolder,
Vice President                              Director of OppenheimerFunds International Ltd.; Senior Vice President
(Managing Director of the International Division) of OFI Institutional Asset Management, Inc.
Catherine M. White,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Formerly, Assistant Vice President with Gruntal & Co. LLC (September 1998 - October 2000); member of the American
Society of Pension Actuaries (ASPA) since 1995.
William L. Wilby,
Senior Vice President                       Formerly Senior Vice President of HarbourView Asset Management
Corporation (May 1999-July 2002).
Donna M. Winn,
Senior Vice President                       President, Chief Executive Officer and Director of OFI Private
Investments, Inc.; Director and President of OppenheimerFunds Legacy Program; Senior Vice President of
OppenheimerFunds Distributor, Inc.
Kenneth Winston,
Senior Vice President                       Principal at Richards & Tierney, Inc. (until June 2001).
Brian W. Wixted,
Senior Vice President and
Treasurer                                   Treasurer of HarbourView Asset Management Corporation;
OppenheimerFunds International Ltd., Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management
Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc. and
OFI Institutional Asset Management, Inc.; Treasurer and Chief Financial Officer of Oppenheimer Trust Company;
Assistant Treasurer of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program.
Carol Wolf,
Senior Vice President                       Serves on the Board of the Colorado Ballet.
Kurt Wolfgruber,
Senior Vice President                       Director of Tremont Advisers, Inc. (as of January 2002).
Caleb C. Wong,
Vice President                              None
Edward C. Yoensky,
Assistant Vice President                    None
Robert G. Zack
Senior Vice President and
General Counsel                             General Counsel and Director of OppenheimerFunds Distributor, Inc.;
General Counsel of Centennial Asset Management Corporation; Senior Vice President and General Counsel of
HarbourView Asset Management Corporation and OFI Institutional Asset Management, Inc.; Senior Vice President,
General Counsel and Director of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
Investments, Inc. and Oppenheimer Trust Company; Vice President and Director of Oppenheimer Partnership Holdings,
Inc.; Secretary of OAC Acquisition Corp.; Director and Assistant Secretary of OppenheimerFunds International
Ltd.; Director of Oppenheimer Real Asset Management, Inc.; Vice President of OppenheimerFunds Legacy Program.
Jill Zachman,
Vice President: Rochester Division          None
Neal A. Zamore,
Vice President                              None
Mark D. Zavanelli,
Vice President                              None
Alex Zhou,
Assistant Vice President                    None
Arthur J. Zimmer,
Senior Vice President                       Senior Vice President (since April 1999) of HarbourView Asset
Management Corporation.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services,
Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer
Real Asset Management, Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial, Colorado
80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management
Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp., OFI Private Investments,
Inc., OFI Institutional Asset Management, Inc. and Oppenheimer Trust Company is 498 Seventh Avenue, New York, New
York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1,
Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania
16823.

Item 27. Principal Underwriter

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above
(except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

Name & Principal
Business Address  Position & Office
with Underwriter  Position and Office
with Registrant
Robert Agan(1)                                Vice President                       None
Janette Aprilante(1)                          Secretary                            None
Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067                            Vice President                       None
Kathleen Beichert(1)                          Vice President                       None
Gabriella Bercze(2)                           Vice President                       None
Douglas S. Blankenship
17011 Woodbark
Spring, TX 77379                              Vice President                       None
Tracey Blinzler(1)                            Assistant Vice President             None
Kevin Bonner(1)                               Vice President                       None
L. Scott Brooks(2)                            Vice President                       None
Kevin E. Brosmith
170 Phillip Court
Lake Bluff, IL 60044                          Senior Vice President                None
Jeffrey W. Bryan(2)                           Vice President                       None
Susan Burton
412 Towne Green Circle
Addison, TX 75001                             Vice President                       None
Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618                              Vice President                       None
Robert A. Coli
12 White Tail Lane
Bedminster, NJ 07921                          Vice President                       None
Jill E. Crockett(2)                           Assistant Vice President             None
Jeffrey D. Damia(2)                           Vice President                       None
John Davis(2)                                 Assistant Vice President             None
Stephen J. Demetrovits(2)                     Vice President                       None
Joseph A. DiMauro
244 McKinley Avenue
Grosse Pointe Farms, MI 48236                 Vice President                       None
Steven Dombrower(w)                           Vice President                       None
George P. Dougherty
4090 Redbud Circle
Doylestown, PA 18901                          Vice President                       None
Cliff H. Dunteman
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642                   Vice President                       None
John Eiler(2)                                 Vice President                       None
Kent M. Elwell
35 Crown Terrace
Yardley, PA 19067                             Vice President                       None
Gregg A. Everett
7124 Trysail Circle
Tampa, FL 33607                               Vice President                       None
George R. Fahey
9 Townview Court
Flemington, NJ 08822                          Vice President                       None
Eric C. Fallon
10 Worth Circle
Newton, MA 02458                              Vice President                       None
Katherine P. Feld(2)                          Vice President                       Assistant Secretary
Mark J. Ferro(2)                              Vice President                       None
Ronald H. Fielding(3)                         Vice President                       None
Patrick W. Flynn (1)                          Senior Vice President                None
John E. Forrest(2)                            Senior Vice President                None
John ("J) Fortuna(2)                          Vice President                       None
P. Lyman Foster(2)                            Senior Vice President                None
Luiggino J. Galleto
10302 Riesling Court
Charlotte, NC 28277                           Vice President                       None
Michelle M. Gans
2700 Polk Street, Apt. #9
San Francisco, CA 94109                       Vice President                       None
Lucio Giliberti
6 Cyndi Court
Flemington, NJ 08822                          Vice President                       None
Raquel Granahan(2)                            Vice President                       None
Ralph Grant(2)                                Senior Vice President                None
Michael D. Guman
3913 Pleasant Avenue
Allentown, PA 18103                           Vice President                       None
Tonya N. Hammet
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759                          Assistant Vice President             None
Clifford W. Heidinger
90 Gates Street
Portsmouth, NH 03801                          Vice President                       None
Phillipe D. Hemery
184 Park Avenue
Rochester, NY 14607                           Vice President                       None
Elyse R. Jurman Herman
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062                    Vice President                       None
Wendy G. Hetson
4 Craig Street
Jericho, NY 11753                             Vice President                       None
Kristen L. Heyburn
2315 Mimosa Drive #2
Houston, TX 77019                             Vice President                       None
William E. Hortz(2)                           Vice President                       None
Edward Hrybenko(2)                            Vice President                       None
Brian F. Husch(2)                             Vice President                       None
Richard L. Hymes(2)                           Assistant Vice President             None
Kathleen T. Ives(1)                           Vice President                       Assistant Secretary
Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941                         Vice President                       None
Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017                        Vice President                       None
John S. Kavanaugh
2 Cervantes, Apt. #301
San Francisco, CA 94123                       Vice President                       None
Christina J. Keller(2)                        Vice President                       None
Brian G. Kelly
60 Larkspur Road
Fairfield, CT 06430                           Vice President                       None
Michael Keogh(2)                              Vice President                       None
Lisa Klassen(1)                               Assistant Vice President             None
Richard Klein
4820 Fremont Avenue So.
Minneapolis, MN 55409                         Senior Vice President                None
Richard Knott(2)                              Vice President                       None
Dean Kopperud(2)                              Senior Vice President                None
Brent A. Krantz
P. O. Box 1313
Seahurst, WA 98062                            Senior Vice President                None
David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126                           Vice President                       None
Tracey Lange(2)                               Vice President                       None
Paul R. LeMire                                Vice President                       None
Dawn Lind
21 Meadow Lane
Rockville Centre, NY 11570                    Vice President                       None
Malissa Lischin(2)                            Assistant Vice President             None
James V. Loehle
30 Wesley Hill Lane
Warwick, NY 10990                             Vice President                       None
John J. Lynch
5341 Ellsworth
Dallas, TX 75206                              Vice President                       None
Mark Macken
462 Lincoln Avenue
Sayville, NY 11782                            Vice President                       None
Michael Magee(2)                              Vice President                       None
Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657                             Vice President                       None
Todd A. Marion
3 St. Marks Place
Cold Spring Harbor, NY 11724                  Vice President                       None
David M. Martin
10155 S. Woodrose Lane
Highlands Ranch, CO 80126                     Vice President                       None
LuAnn Mascia(2)                               Assistant Vice President             None
Theresa-Marie Maynier
2421 Charlotte Drive
Charlotte, NC 28203                           Vice President                       None
Anthony P. Mazzariello
704 Beaver Road
Leetsdale, PA 15056                           Vice President                       None
John C. McDonough
3812 Leland Street
Chevy Chase, MD 20815                         Vice President                       None
Kent C. McGowan
18424 12th Avenue West
Lynnwood, WA 98037                            Vice President                       None
John V. Murphy(2)                             Director                             President, Principal Executive
Officer and Trustee/Director
Wendy Jean Murray
32 Carolin Road
Upper Montclair, NJ 07043                     Vice President                       None
Christina Nasta(2)                            Assistant Vice President             None
Kevin P. Neznek(2)                            Vice President                       None
Chad V. Noel
2408 Eagleridge Drive
Henderson, NV 89014                           Vice President                       None
Raymond C. Olson(1)                           Assistant Vice President & Treasurer None
Brian C. Perkes
8734 Shady Shore Drive
Frisco, TX 75034                              Vice President                       None
Charles K. Pettit
22 Fall Meadow Drive
Pittsford, NY 14534                           Vice President                       None
William L. Presutti
238 Kemp Avenue
Fair Haven, NJ 07704                          Vice President                       None
Elaine Puleo-Carter(2)                        Senior Vice President                None
Christopher L. Quinson
19 Cayuga Street
Rye, NY 10580                                 Vice President                       None
Minnie Ra
100 Dolores Street, #203
Carmel, CA 93923                              Vice President                       None
Heather Rabinowitz(2)                         Assistant Vice President             None
Gary D. Rakan
25031 Woodridge Triangle
Farmington, MI 48335                          Vice President                       None
Michael A. Raso
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538                           Vice President                       None
Douglas Rentschler
677 Middlesex Road
Grosse Pointe Park, MI 48230                  Vice President                       None
Louis H. Reynolds                             Vice President                       None
Michelle Simone Richter(2)                    Vice President                       None
Ruxandra Risko(2)                             Vice President                       None
David R. Robertson(2)                         Senior Vice President                None
Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265                              Vice President                       None
James H. Ruff(2)                              President & Director                 None
William R. Rylander
85 Evergreen Road
Vernon, CT 06066                              Vice President                       None
Thomas Sabow(2)                               Vice President                       None
Alfredo Scalzo
9616 Lake Chase Island Way
Tampa, FL 33626                               Vice President                       None
Michael Sciortino
785 Beau Chene Drive
Mandeville, LA 70471                          Vice President                       None
Eric Sharp
862 McNeill Circle
Woodland, CA 95695                            Vice President                       None
Debbie Simon(2)                               Vice President                       None
Douglas Bruce Smith
808 South 194th Street
Seattle,WA 98148                              Vice President                       None
William A. Spetrino
7631 Yennicook Way
Hudson, OH 44236                              Vice President                       None
Bryan Stein(2)                                Vice President                       None
John Stoma(2)                                 Senior Vice President                None
Brian C. Summe
239 N. Colony Drive
Edgewood, KY 41017                            Vice President                       None
Michael Sussman(2)                            Assistant Vice President             None
George T. Sweeney
5 Smoke House Lane
Hummelstown, PA 17036                         Senior Vice President                None
Scott McGregor Tatum
704 Inwood
Southlake, TX 76092                           Vice President                       None
James Taylor(2)                               Assistant Vice President             None
Martin Telles(2)                              Senior Vice President                None
David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201                           Vice President                       None
Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062                              Vice President                       None
Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657                             Vice President                       None
Tanya Valency(2)                              Vice President                       None
Mark Vandehey(1)                              Vice President                       None
Vincent Vermete                               Assistant Vice President             None
Teresa Ward(1)                                Vice President                       None
Michael J. Weigner
4905 W. San Nicholas Street
Tampa, FL 33629                               Vice President                       None
Donn Weise
3249 Earlmar Drive
Los Angeles, CA 90064                         Vice President                       None
Catherine White(2)                            Assistant Vice President             None
Thomas Wilson(2)                              Vice President                       None
Donna Winn(2)                                 Senior Vice President                None
Philip Witkower(2)                            Senior Vice President                None
Cary Patrick Wozniak
18808 Bravata Court
San Diego, CA 92128                           Vice President                       None
Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021                          Vice President                       None
Robert G. Zack(2)                             General Counsel & Director           Vice President and Secretary

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the
Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the
Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd
day of October 2002.

         OPPENHEIMER CAPITAL INCOME FUND

         By: /s/ John V. Murphy*
         -----------------------------------
         John V. Murphy, President, Principal Executive
         Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                            Title                         Date
----------                            -----                         ----

/s/ James C. Swain*                   Chairman and Trustee          October 22, 2002
------------------
James C. Swain

/s/ John V. Murphy*                   President, Principal          October 22, 2002
-------------------                   Executive Officer
John V. Murphy                        and Trustee

/s/ Brian W. Wixted*                  Treasurer, Principal          October 22, 2002
-------------------------             Financial and
Brian W. Wixted                       Accounting Officer

/s/ William L. Armstrong*             Trustee                       October 22, 2002
-------------------------
William L. Armstrong

/s/ Robert G. Avis*                   Trustee                       October 22, 2002
----------------------
Robert G. Avis

/s/ George Bowen*                     Trustee                       October 22, 2002
----------------------
George Bowen

/s/ Edward Cameron*                   Trustee                       October 22, 2002
------------------------
Edward Cameron

/s/ Jon S. Fossel*                    Trustee                       October 22, 2002
--------------------
Jon S. Fossel

/s/ Sam Freedman*                     Trustee                       October 22, 2002
----------------------
Sam Freedman

/s/ Beverly L. Hamilton*              Trustee                       October 22, 2002
------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*                 Trustee                       October 22, 2002
----------------------------
Robert J. Malone

/s/ F. William Marshall, Jr.*         Trustee                       October 22, 2002
--------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

OPPENHEIMER CAPITAL INCOME FUND

Registration Statement No. 2-33043

Post-Effective Amendment No. 57

EXHIBIT INDEX
-------------

Exhibit No.       Description
-----------       -----------

23(a)    Amended and Restated Declaration of Trust

23(j)    Independent Auditors' Consent

23 (m)   (i)      Amended and Restated Service Plan Agreement for Class A shares
         (iv)     Distribution and Service Plan Agreement for Class N shares.

n1a\300\2002\300ptc Oct 2002(b)